UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)

c/o: Citi Fund Services Ohio, Inc. 4400 Easton Way Suite 200 Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	August 31, 2023

Date of reporting period:	February 28, 2023

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

February 28, 2023
iShares Trust
iShares ESG Aware MSCI USA ETF | ESGU | NASDAQ
iShares ESG Aware MSCI USA Growth ETF | EGUS | Cboe BZX
iShares ESG Aware MSCI USA Small-Cap ETF | ESML | Cboe BZX
iShares ESG Aware MSCI USA Value ETF | EVUS | Cboe BZX
iShares ESG MSCI USA Leaders ETF | SUSL | NASDAQ
iShares Paris-Aligned Climate MSCI USA ETF | PABU | NASDAQ
2023 Semi-Annual Report
(Unaudited)

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.
Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-
and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker
U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term
U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of February 28, 2023
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
1.26% (7.69)%
U.S. small cap equities
(Russell 2000
®
Index)
3.63 (6.02)
International equities (MSCI
Europe, Australasia, Far East
Index)
12.58 (3.14)
Emerging market equities
(MSCI Emerging Markets
Index)
(2.29) (15.28)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
1.74 2.11
U.S. Treasury securities (ICE
BofA 10-Year U.S. Treasury
Index)
(4.81) (14.06)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(2.13) (9.72)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.66 (5.10)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
2.52 (5.45)

This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

iShares
®
ESG Aware MSCI USA ETF

2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of February 28, 2023
Investment Objective
The iShares ESG Aware MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as identified by the index provider while exhibiting risk and return characteristics similar to those of the parent index, as represented by the MSCI USA Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was December 1, 2016. The first day of secondary market trading was December 2, 2016.
Index performance through May 31, 2018 reflects the performance of the MSCI USA ESG Focus Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI USA
Extended ESG Focus Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years Since Inception 1 Year 5 Years Since Inception
Fund NAV ................... 0.68% (9.11) % 9.83% 11.92% (9.11) % 59.82% 102.02%
Fund Market .................
0.51 (9.12) 9.80 11.90 – % (9.12) 59.62 101.84
Index ...................... 0.75 (8.98) 10.00  12.11 (8.98) 61.06 104.27
Actual Hypothetical 5% Return
Beginning
Account Value
(09/01/22)
Ending
Account Value
(02/28/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(09/01/22)
Ending
Account Value
(02/28/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,006.80  $ 0.75  $ 1,000.00  $ 1,024.05  $ 0.75  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 28.6%
Health Care ................................... 14.3
Financials ..................................... 10.6
Consumer Discretionary ........................... 10.2
Industrials ..................................... 9.3
Consumer Staples ............................... 6.9
Communication Services ........................... 6.8
Energy ....................................... 4.9
Real Estate .................................... 3.0
Materials ..................................... 2.9
Utilities ....................................... 2.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 6.5%
Microsoft Corp. ................................. 5.3
Amazon.com, Inc. ............................... 2.4
NVIDIA Corp. .................................. 1.7
Tesla, Inc. ..................................... 1.6
Alphabet, Inc., Class C, NVS ........................ 1.4
Alphabet, Inc., Class A ............................ 1.4
UnitedHealth Group, Inc. ........................... 1.4
JPMorgan Chase & Co. ........................... 1.2
Coca-Cola Co. (The) ............................. 1.2
      aaa aa

iShares
®
ESG Aware MSCI USA Growth ETF

Fund Summary
Fund Summary
as of February 28, 2023
Investment Objective
The iShares ESG Aware MSCI USA Growth ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization equities that exhibit growth characteristics as well as positive environmental, social and governance characteristics, as represented by the MSCI USA Growth Extended ESG Focus
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was January 31, 2023. The first day of secondary market trading was February 2, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Cumulative
Total Returns
Since Inception
Fund NAV ....................................................................................................... (1.50) %
Fund Market .....................................................................................................
– % (1.38)
Index .......................................................................................................... (1.46)
Actual Hypothetical 5% Return
Beginning
Account Value
(01/31/23)
(a)
Ending
Account Value
(02/28/23)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(09/01/22)
Ending
Account Value
(02/28/23)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
$ 1,000.00  $ 985.00  $ 0.14  $ 1,000.00  $ 1,023.90  $ 0.90  0.18%
(a)
Commencement of operations.
(b)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 28/365 for actual expenses and 181/365 for hypothetical expenses
(to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 46.1%
Consumer Discretionary ........................... 15.3
Health Care ................................... 11.6
Communication Services ........................... 9.7
Industrials ..................................... 6.1
Financials ..................................... 3.2
Consumer Staples ............................... 2.5
Real Estate .................................... 2.3
Energy ....................................... 1.7
Materials ..................................... 1.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 12.8%
Microsoft Corp. ................................. 10.9
Amazon.com, Inc. ............................... 4.9
NVIDIA Corp. .................................. 3.5
Tesla, Inc. ..................................... 3.2
Alphabet, Inc., Class A ............................ 2.8
Alphabet, Inc., Class C, NVS ........................ 2.6
Home Depot, Inc. (The) ........................... 2.2
Visa, Inc., Class A ............................... 2.0
Mastercard, Inc., Class A ........................... 1.7
      aaa aa

iShares
®
ESG Aware MSCI USA Small-Cap ETF

2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of February 28, 2023
Investment Objective
The iShares ESG Aware MSCI USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an optimized index designed to produce investment results comparable to a capitalization weighted index of small-capitalization U.S. companies, while reflecting a higher allocation to those companies with favorable environmental, social and governance (“ESG”) profiles (as determined by the index provider), as represented by the MSCI USA Small Cap Extended ESG Focus Index (the “Index”). The
Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was April 10, 2018. The first day of secondary market trading was April 12, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year Since Inception 1 Year Since Inception
Fund NAV ............................................... 6.71% (3.52) % 8.49% (3.52) % 48.94%
Fund Market .............................................
6.66 (3.59) 8.50 – % (3.59) 49.00
Index .................................................. 6.75 (3.52) 8.62 (3.52) 49.78
Actual Hypothetical 5% Return
Beginning
Account Value
(09/01/22)
Ending
Account Value
(02/28/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(09/01/22)
Ending
Account Value
(02/28/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,067.10  $ 0.87  $ 1,000.00  $ 1,023.95  $ 0.85  0.17%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Industrials ..................................... 18.5%
Financials ..................................... 14.9
Consumer Discretionary ........................... 14.4
Information Technology ............................ 14.3
Health Care ................................... 12.9
Real Estate .................................... 6.7
Materials ..................................... 5.1
Energy ....................................... 4.9
Consumer Staples ............................... 3.3
Utilities ....................................... 2.6
Communication Services ........................... 2.4
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Comerica, Inc. .................................. 0.4%
EMCOR Group, Inc. .............................. 0.4
Flex Ltd. ...................................... 0.4
MDU Resources Group, Inc. ........................ 0.4
WillScot Mobile Mini Holdings Corp., Class A ............. 0.4
Janus Henderson Group PLC ....................... 0.3
Deckers Outdoor Corp. ............................ 0.3
Synovus Financial Corp. ........................... 0.3
Builders FirstSource , Inc. .......................... 0.3
Ingredion, Inc. .................................. 0.3
aaa aa

iShares
®
ESG Aware MSCI USA Value ETF

Fund Summary
Fund Summary
as of February 28, 2023
Investment Objective
The iShares ESG Aware MSCI USA Value ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization equities that exhibit value characteristics as well as positive environmental, social and governance characteristics, as represented by the MSCI USA Value Extended ESG Focus Index
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was January 31, 2023. The first day of secondary market trading was February 2, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Cumulative
Total Returns
Since Inception
Fund NAV ....................................................................................................... (3.85) %
Fund Market .....................................................................................................
– % (3.75)
Index .......................................................................................................... (3.85)
Actual Hypothetical 5% Return
Beginning
Account Value
(01/31/23)
(a)
Ending
Account Value
(02/28/23)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(09/01/22)
Ending
Account Value
(02/28/23)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
$ 1,000.00  $ 961.50  $ 0.14  $ 1,000.00  $ 1,023.90  $ 0.90  0.18%
(a)
Commencement of operations.
(b)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 28/365 for actual expenses and 181/365 for hypothetical expenses
(to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Financials ..................................... 17.4%
Health Care ................................... 17.0
Industrials ..................................... 12.3
Information Technology ............................ 11.9
Consumer Staples ............................... 11.2
Energy ....................................... 8.3
Utilities ....................................... 5.0
Materials ..................................... 5.0
Consumer Discretionary ........................... 4.5
Real Estate .................................... 4.3
Communication Services ........................... 3.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
UnitedHealth Group, Inc. ........................... 2.9%
JPMorgan Chase & Co. ........................... 2.4
Exxon Mobil Corp. ............................... 2.3
Coca-Cola Co. (The) ............................. 2.2
Johnson & Johnson .............................. 2.0
PepsiCo, Inc. .................................. 1.8
Merck & Co., Inc. ................................ 1.7
Procter & Gamble Co. (The) ........................ 1.7
Chevron Corp. .................................. 1.6
Bank of America Corp. ............................ 1.5
      aaa aa

iShares
®
ESG MSCI USA Leaders ETF

2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of February 28, 2023
Investment Objective
The iShares ESG MSCI USA Leaders ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks of companies with high environmental, social, and governance performance relative to their sector peers, as determined by the index provider, as represented by the MSCI USA
Extended ESG Leaders Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was May 7, 2019. The first day of secondary market trading was May 9, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year Since Inception 1 Year Since Inception
Fund NAV ............................................... 1.84% (8.61) % 10.81% (8.61) % 47.93%
Fund Market .............................................
1.70 (8.52) 10.79 – % (8.52) 47.86
Index .................................................. 1.90 (8.52) 10.91 (8.52) 48.45
Actual Hypothetical 5% Return
Beginning
Account Value
(09/01/22)
Ending
Account Value
(02/28/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(09/01/22)
Ending
Account Value
(02/28/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,018.40  $ 0.50  $ 1,000.00  $ 1,024.30  $ 0.50  0.10%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 28.6%
Health Care ................................... 14.9
Financials ..................................... 11.6
Consumer Discretionary ........................... 10.9
Industrials ..................................... 8.8
Communication Services ........................... 8.6
Consumer Staples ............................... 6.8
Materials ..................................... 3.1
Real Estate .................................... 2.8
Energy ....................................... 2.6
Utilities ....................................... 1.3
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 10.2%
NVIDIA Corp. .................................. 3.3
Tesla, Inc. ..................................... 3.2
Alphabet, Inc., Class A ............................ 3.1
Alphabet, Inc., Class C, NVS ........................ 2.9
Johnson & Johnson .............................. 2.3
Visa, Inc., Class A ............................... 2.1
Procter & Gamble Co. (The) ........................ 1.9
Mastercard, Inc., Class A ........................... 1.8
Home Depot, Inc. (The) ........................... 1.7
      aaa aa

iShares
®
Paris-Aligned Climate MSCI USA ETF

Fund Summary
Fund Summary
as of February 28, 2023
Investment Objective
The iShares Paris-Aligned Climate MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that is designed to be compatible with the objectives of the Paris Agreement by, in aggregate, following a decarbonization trajectory, reducing exposure to climate-related transition and physical risks and increasing exposure to companies favorably positioned for the transition to a low-carbon economy, as represented by the MSCI USA
Climate Paris Aligned Benchmark Extended Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was February 8, 2022. The first day of secondary market trading was February 10, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year Since Inception 1 Year Since Inception
Fund NAV .............................................. 0.12% (10.49) % (12.67) % (10.49) % (13.32) %
Fund Market ............................................
0.14 (10.35) (12.57) – % (10.35) (13.21)
Index ................................................. 0.14 (10.44) (12.57) (10.44) (13.26)
Actual Hypothetical 5% Return
Beginning
Account Value
(09/01/22)
Ending
Account Value
(02/28/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(09/01/22)
Ending
Account Value
(02/28/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,001.20  $ 0.50  $ 1,000.00  $ 1,024.30  $ 0.50  0.10%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 32.3%
Health Care ................................... 17.5
Consumer Discretionary ........................... 12.2
Financials ..................................... 11.8
Industrials ..................................... 7.2
Real Estate .................................... 7.0
Communication Services ........................... 6.6
Consumer Staples ............................... 2.4
Materials ..................................... 1.8
Utilities ....................................... 1.2
Energy ....................................... 0.0
(b)
a a
(a)
Excludes money market funds.
(b)
Rounds to less than 0.1%.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 8.0%
Microsoft Corp. ................................. 6.1
Amazon.com, Inc. ............................... 2.5
Tesla, Inc. ..................................... 2.2
NVIDIA Corp. .................................. 2.1
Alphabet, Inc., Class C, NVS ........................ 1.8
Sherwin-Williams Co. (The) ......................... 1.7
McDonald's Corp. ............................... 1.5
Visa, Inc., Class A ............................... 1.3
Prologis, Inc. ................................... 1.3
aaa aa

About Fund Performance

2023
iShares Semi-Annual Report to Shareholders
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited)
February 28, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.5%
Axon Enterprise, Inc.
(a)
..................... 109,108 $ 21,855,424
Huntington Ingalls Industries, Inc. .............. 236,397 50,872,634
L3Harris Technologies, Inc. .................. 283,405 59,852,302
Raytheon Technologies Corp. ................ 1,427,219 139,995,912
Textron, Inc.
(b)
........................... 265,970 19,290,804
291,867,076
a
Air Freight & Logistics  — 0.9%
CH Robinson Worldwide, Inc.
(b)
............... 304,923 30,480,103
Expeditors International of Washington, Inc. ....... 479,740 50,161,614
FedEx Corp. ............................ 93,650 19,031,553
United Parcel Service, Inc., Class B ............ 368,538 67,254,500
166,927,770
a
Auto Components  — 0.2%
Aptiv PLC
(a)(b)
............................ 283,478 32,962,822
a
Automobiles  — 1.8%
General Motors Co. ....................... 459,927 17,817,572
Rivian Automotive, Inc., Class A
(a)(b)
............. 958,561 18,500,227
Tesla, Inc.
(a)
............................. 1,475,052 303,432,947
339,750,746
a
Banks  — 3.9%
Bank of America Corp. ..................... 4,448,326 152,577,582
Citigroup, Inc. ........................... 1,317,376 66,777,789
First Republic Bank ....................... 151,642 18,653,482
Huntington Bancshares, Inc. ................. 2,502,833 38,343,402
JPMorgan Chase & Co. .................... 1,617,413 231,856,154
PNC Financial Services Group, Inc. (The) ........ 440,601 69,579,710
Regions Financial Corp. .................... 2,757,622 64,307,745
Truist Financial Corp. ...................... 774,120 36,344,934
U.S. Bancorp ........................... 446,546 21,313,641
Wells Fargo & Co. ........................ 1,166,937 54,577,643
754,332,082
a
Beverages  — 2.4%
Coca-Cola Co. (The) ...................... 3,724,387 221,638,270
Keurig Dr Pepper, Inc. ..................... 1,213,205 41,916,233
Molson Coors Beverage Co., Class B ........... 494,748 26,315,646
PepsiCo, Inc. ........................... 977,208 169,574,904
459,445,053
a
Biotechnology  — 2.4%
AbbVie, Inc. ............................ 801,835 123,402,406
Alnylam Pharmaceuticals, Inc.
(a)
............... 100,097 19,163,571
Amgen, Inc. ............................ 363,197 84,138,217
Biogen, Inc.
(a)
........................... 132,507 35,758,339
Gilead Sciences, Inc. ...................... 1,034,910 83,341,302
Horizon Therapeutics PLC
(a)
................. 180,846 19,800,829
Moderna, Inc.
(a) (b)
......................... 151,456 21,023,607
Regeneron Pharmaceuticals, Inc.
(a)(b)
............ 57,224 43,514,274
Vertex Pharmaceuticals, Inc.
(a)
................ 121,726 35,335,841
465,478,386
a
Building Products  — 1.3%
Allegion PLC ............................ 166,962 18,818,287
Carrier Global Corp. ....................... 857,947 38,633,353
Fortune Brands Innovations, Inc. .............. 565,492 35,032,229
Johnson Controls International PLC ............ 1,105,923 69,363,491
Owens Corning .......................... 194,957 19,064,845
Trane Technologies PLC .................... 397,183 73,466,940
254,379,145
a
Security Shares Value
a
Capital Markets  — 3.5%
Ameriprise Financial, Inc. ................... 100,822 $ 34,568,839
Bank of New York Mellon Corp. (The) ........... 836,496 42,560,916
BlackRock, Inc.
(c)
......................... 73,823 50,895,791
Charles Schwab Corp. (The) ................. 690,316 53,789,423
FactSet Research Systems, Inc. ............... 51,879 21,506,439
Goldman Sachs Group, Inc. (The) ............. 214,584 75,458,463
Intercontinental Exchange, Inc. ............... 185,042 18,837,275
Invesco Ltd. ............................ 1,073,851 18,964,209
LPL Financial Holdings, Inc. .................. 79,869 19,932,108
MarketAxess Holdings, Inc. .................. 55,138 18,826,870
Moody's Corp. ........................... 158,312 45,934,227
Morgan Stanley .......................... 1,119,424 108,024,416
Nasdaq, Inc. ............................ 751,727 42,141,816
Northern Trust Corp. ....................... 208,875 19,899,521
S&P Global, Inc. ......................... 215,878 73,657,574
State Street Corp. ........................ 371,188 32,916,952
677,914,839
a
Chemicals  — 1.9%
Corteva, Inc. ............................ 315,906 19,677,785
Dow, Inc. .............................. 696,598 39,845,406
DuPont de Nemours, Inc. ................... 262,668 19,182,644
Ecolab, Inc. ............................ 550,196 87,684,736
International Flavors & Fragrances, Inc. .......... 342,566 31,927,151
Linde PLC ............................. 248,888 86,705,113
Mosaic Co. (The) ......................... 394,774 20,998,029
PPG Industries, Inc. ....................... 282,631 37,324,250
Sherwin-Williams Co. (The) .................. 87,298 19,323,412
362,668,526
a
Commercial Services & Supplies  — 0.2%
Cintas Corp. ............................ 44,912 19,692,565
Waste Management, Inc. .................... 129,145 19,340,755
39,033,320
a
Communications Equipment  — 0.9%
Arista Networks, Inc.
(a)(b)
.................... 139,915 19,406,210
Cisco Systems, Inc. ....................... 2,374,687 114,982,345
Motorola Solutions, Inc. .................... 119,579 31,426,557
165,815,112
a
Construction & Engineering  — 0.1%
Quanta Services, Inc.
(b)
..................... 135,898 21,933,937
a
Consumer Finance  — 0.7%
American Express Co. ..................... 464,639 80,842,540
Discover Financial Services .................. 242,479 27,157,648
Synchrony Financial ....................... 992,037 35,425,641
143,425,829
a
Containers & Packaging  — 0.5%
Amcor PLC ............................. 3,807,766 42,418,513
Avery Dennison Corp. ...................... 121,671 22,167,240
Ball Corp. .............................. 408,343 22,952,960
International Paper Co. ..................... 513,031 18,669,198
106,207,911
a
Distributors  — 0.4%
LKQ Corp. ............................. 988,649 56,639,701
Pool Corp. ............................. 50,870 18,153,468
74,793,169
a
Diversified Financial Services  — 0.4%
Berkshire Hathaway, Inc., Class B
(a)
............ 266,542 81,343,288
a

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Diversified Telecommunication Services  — 0.9%
AT&T, Inc. .............................. 3,628,512 $ 68,615,162
Verizon Communications, Inc. ................ 2,784,746 108,075,992
176,691,154
a
Electric Utilities  — 1.1%
Eversource Energy ....................... 914,826 68,941,287
Exelon Corp. ............................ 948,513 38,310,440
NextEra Energy, Inc. ...................... 1,394,902 99,079,889
206,331,616
a
Electrical Equipment  — 0.2%
Eaton Corp. PLC ......................... 113,856 19,916,830
Rockwell Automation, Inc. ................... 66,995 19,758,835
39,675,665
a
Electronic Equipment, Instruments & Components  — 0.4%
Keysight Technologies, Inc.
(a)
................. 254,671 40,737,173
Trimble, Inc.
(a)
........................... 549,938 28,629,772
69,366,945
a
Energy Equipment & Services  — 0.5%
Baker Hughes Co., Class A .................. 847,381 25,929,858
Halliburton Co. .......................... 513,818 18,615,626
Schlumberger Ltd. ........................ 932,613 49,624,338
94,169,822
a
Entertainment  — 1.3%
Electronic Arts, Inc. ....................... 268,124 29,745,677
Netflix, Inc.
(a)
............................ 228,271 73,532,937
Walt Disney Co. (The)
(a)
.................... 1,241,618 123,677,569
Warner Bros Discovery, Inc., Series A
(a)(b)
......... 1,454,729 22,722,867
249,679,050
a
Equity Real Estate Investment Trusts (REITs)  — 2.7%
Alexandria Real Estate Equities, Inc. ............ 122,358 18,326,781
American Tower Corp. ..................... 363,029 71,883,372
AvalonBay Communities, Inc. ................ 110,054 18,986,516
Boston Properties, Inc. ..................... 277,749 18,187,005
Crown Castle, Inc. ........................ 390,266 51,027,280
Digital Realty Trust, Inc. .................... 257,222 26,810,249
Equinix, Inc. ............................ 89,180 61,379,919
Healthpeak Properties, Inc. .................. 763,607 18,372,384
Iron Mountain, Inc. ........................ 372,895 19,670,211
Prologis, Inc. ............................ 644,128 79,485,395
SBA Communications Corp., Class A ............ 69,195 17,945,723
Ventas, Inc. ............................ 795,116 38,682,393
Welltower, Inc. ........................... 717,355 53,170,353
Weyerhaeuser Co. ........................ 754,842 23,588,813
517,516,394
a
Food & Staples Retailing  — 0.9%
Costco Wholesale Corp. .................... 241,799 117,074,240
Kroger Co. (The) ......................... 829,731 35,794,595
Sysco Corp. ............................ 317,648 23,687,012
176,555,847
a
Food Products  — 2.0%
Archer-Daniels-Midland Co. .................. 460,583 36,662,407
Bunge Ltd. ............................. 380,228 36,311,774
Campbell Soup Co. ....................... 389,523 20,457,748
Conagra Brands, Inc. ...................... 565,622 20,594,297
Darling Ingredients, Inc.
(a)
................... 292,717 18,520,204
General Mills, Inc. ........................ 1,240,162 98,605,281
Hormel Foods Corp. ....................... 444,402 19,722,561
Kellogg Co. ............................. 1,152,143 75,972,309
McCormick & Co., Inc., NVS ................. 266,764 19,825,900
Security Shares Value
a
Food Products (continued)
Mondelez International, Inc., Class A ............ 561,259 $ 36,582,862
383,255,343
a
Gas Utilities  — 0.2%
UGI Corp. .............................. 830,347 30,913,819
a
Health Care Equipment & Supplies  — 2.4%
Abbott Laboratories ....................... 984,775 100,171,313
Baxter International, Inc. .................... 498,065 19,897,697
Becton Dickinson and Co. ................... 108,216 25,382,063
Cooper Companies, Inc. (The) ................ 127,049 41,541,212
Dexcom, Inc.
(a)
.......................... 259,644 28,823,080
Edwards Lifesciences Corp.
(a)
................ 628,412 50,549,461
Hologic, Inc.
(a)
........................... 262,211 20,882,484
IDEXX Laboratories, Inc.
(a)(b)
................. 74,662 35,333,045
Insulet Corp.
(a)(b)
.......................... 83,281 23,015,537
Intuitive Surgical, Inc.
(a)
..................... 183,471 42,086,413
Medtronic PLC .......................... 322,055 26,666,154
ResMed, Inc. ........................... 92,679 19,740,627
STERIS PLC ............................ 124,544 23,418,008
457,507,094
a
Health Care Providers & Services  — 3.3%
Cigna Corp. (The) ........................ 232,348 67,868,851
CVS Health Corp. ........................ 541,723 45,255,539
DaVita, Inc.
(a)
............................ 237,629 19,547,362
Elevance Health, Inc. ...................... 176,141 82,728,143
HCA Healthcare, Inc. ...................... 128,818 31,360,742
Humana, Inc. ........................... 46,418 22,977,838
Laboratory Corp. of America Holdings ........... 105,312 25,207,480
McKesson Corp. ......................... 54,494 19,062,546
Molina Healthcare, Inc.
(a)
.................... 67,660 18,628,828
Quest Diagnostics, Inc. ..................... 273,846 37,889,333
UnitedHealth Group, Inc. .................... 564,990 268,901,341
639,428,003
a
Health Care Technology  — 0.1%
Veeva Systems, Inc., Class A
(a)(b)
.............. 114,564 18,978,672
a
Hotels, Restaurants & Leisure  — 1.9%
Airbnb, Inc., Class A
(a)(b)
..................... 142,185 17,528,567
Booking Holdings, Inc.
(a)
.................... 26,376 66,573,024
Caesars Entertainment, Inc.
(a)
................ 379,901 19,283,775
Chipotle Mexican Grill, Inc.
(a)(b)
................ 13,096 19,527,184
Hilton Worldwide Holdings, Inc. ............... 462,412 66,823,158
Las Vegas Sands Corp.
(a)
................... 348,872 20,049,674
McDonald's Corp. ........................ 178,354 47,069,404
Starbucks Corp. .......................... 802,011 81,877,303
Vail Resorts, Inc. ......................... 113,464 26,492,709
365,224,798
a
Household Products  — 1.5%
Clorox Co. (The) ......................... 131,271 20,404,764
Colgate-Palmolive Co. ..................... 677,664 49,672,771
Kimberly-Clark Corp. ...................... 394,831 49,373,617
Procter & Gamble Co. (The) ................. 1,206,592 165,978,795
285,429,947
a
Industrial Conglomerates  — 1.0%
3M Co. ................................ 652,901 70,343,554
General Electric Co. ....................... 540,786 45,809,982
Honeywell International, Inc. ................. 428,989 82,142,814
198,296,350
a

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance  — 1.9%
Allstate Corp. (The) ....................... 145,369 $ 18,720,620
Arch Capital Group Ltd.
(a)
................... 335,584 23,490,880
Assurant, Inc. ........................... 115,546 14,719,405
Chubb Ltd. ............................. 162,624 34,316,917
Hartford Financial Services Group, Inc. (The) ...... 255,837 20,026,920
Marsh & McLennan Companies, Inc. ............ 304,307 49,340,337
Progressive Corp. (The) .................... 395,400 56,747,808
Prudential Financial, Inc. .................... 912,814 91,281,400
Travelers Companies, Inc. (The) ............... 366,252 67,800,570
376,444,857
a
Interactive Media & Services  — 3.8%
Alphabet, Inc., Class A
(a)
.................... 2,988,017 269,100,811
Alphabet, Inc., Class C, NVS
(a)
................ 2,985,500 269,590,650
Meta Platforms, Inc., Class A
(a)
................ 1,025,153 179,340,266
ZoomInfo Technologies, Inc.
(a)(b)
............... 750,875 18,148,649
736,180,376
a
Internet & Direct Marketing Retail  — 2.6%
Amazon.com, Inc.
(a)
....................... 4,987,568 469,978,533
MercadoLibre, Inc.
(a)
....................... 28,670 34,977,400
504,955,933
a
IT Services  — 4.9%
Accenture PLC, Class A .................... 387,705 102,955,063
Akamai Technologies, Inc.
(a)
.................. 348,482 25,299,793
Automatic Data Processing, Inc. ............... 509,707 112,043,793
Block, Inc., Class A
(a)
...................... 252,103 19,343,863
Fidelity National Information Services, Inc. ........ 608,937 38,588,338
Fiserv, Inc.
(a)(b)
........................... 341,271 39,276,879
Gartner, Inc.
(a)
........................... 57,297 18,782,530
GoDaddy, Inc., Class A
(a)
.................... 249,599 18,897,140
International Business Machines Corp. .......... 656,725 84,914,542
Mastercard, Inc., Class A .................... 489,913 174,061,190
MongoDB, Inc., Class A
(a)
................... 91,214 19,111,157
PayPal Holdings, Inc.
(a)
..................... 531,432 39,113,395
Snowflake, Inc., Class A
(a)(b)
.................. 124,934 19,287,311
Twilio, Inc., Class A
(a)
...................... 335,322 22,536,992
VeriSign, Inc.
(a)
.......................... 95,571 18,811,240
Visa, Inc., Class A
(b)
....................... 905,420 199,138,075
952,161,301
a
Leisure Products  — 0.2%
Hasbro, Inc. ............................ 720,871 39,655,114
a
Life Sciences Tools & Services  — 2.1%
Agilent Technologies, Inc.
(b)
.................. 380,085 53,960,667
Avantor, Inc.
(a)
........................... 813,464 19,824,118
Danaher Corp. .......................... 505,614 125,154,633
Illumina, Inc.
(a)
........................... 106,126 21,140,299
IQVIA Holdings, Inc.
(a)
...................... 88,502 18,450,012
Mettler-Toledo International, Inc.
(a)
............. 14,311 20,517,824
Repligen Corp.
(a)
......................... 100,068 17,448,857
Thermo Fisher Scientific, Inc. ................. 139,223 75,425,452
Waters Corp.
(a)
.......................... 100,368 31,203,408
West Pharmaceutical Services, Inc. ............ 61,992 19,653,324
402,778,594
a
Machinery  — 2.2%
Caterpillar, Inc. .......................... 262,234 62,818,155
Cummins, Inc. ........................... 299,142 72,715,437
Deere & Co. ............................ 146,189 61,288,276
Dover Corp. ............................ 175,181 26,259,632
Fortive Corp.
(b)
........................... 355,777 23,716,095
IDEX Corp. ............................. 180,377 40,581,217
Illinois Tool Works, Inc. ..................... 83,474 19,462,798
Security Shares Value
a
Machinery (continued)
Ingersoll Rand, Inc. ....................... 345,433 $ 20,059,294
Pentair PLC ............................ 956,250 53,492,625
Toro Co. (The) ........................... 174,027 19,219,542
Xylem, Inc. ............................. 337,207 34,614,299
434,227,370
a
Media  — 0.6%
Comcast Corp., Class A .................... 2,394,805 89,014,902
Interpublic Group of Companies, Inc. (The) ....... 532,884 18,938,697
Paramount Global, Class B, NVS .............. 843,559 18,069,034
126,022,633
a
Metals & Mining  — 0.5%
Freeport-McMoRan, Inc. .................... 642,140 26,308,476
Newmont Corp. .......................... 571,939 24,942,260
Nucor Corp. ............................ 139,868 23,419,498
Steel Dynamics, Inc. ....................... 157,103 19,812,259
94,482,493
a
Multiline Retail  — 0.4%
Dollar Tree, Inc.
(a)
......................... 134,990 19,611,347
Target Corp. ............................ 354,061 59,659,279
79,270,626
a
Multi-Utilities  — 1.0%
Consolidated Edison, Inc. ................... 662,108 59,159,350
Public Service Enterprise Group, Inc. ........... 1,836,833 110,999,818
Sempra Energy .......................... 225,742 33,852,270
204,011,438
a
Oil, Gas & Consumable Fuels  — 4.3%
Cheniere Energy, Inc. ...................... 269,766 42,444,982
Chevron Corp. ........................... 931,523 149,760,953
ConocoPhillips .......................... 801,012 82,784,590
EOG Resources, Inc. ...................... 283,756 32,070,103
EQT Corp. ............................. 622,774 20,663,641
Exxon Mobil Corp. ........................ 1,959,763 215,397,551
Hess Corp. ............................. 540,975 72,869,333
Marathon Petroleum Corp. .................. 260,092 32,147,371
Occidental Petroleum Corp. .................. 317,171 18,573,534
ONEOK, Inc. ............................ 1,149,658 75,245,116
Ovintiv, Inc. ............................. 646,170 27,636,691
Phillips 66 .............................. 220,733 22,638,377
Pioneer Natural Resources Co. ............... 91,673 18,372,186
Valero Energy Corp. ....................... 219,526 28,918,160
839,522,588
a
Personal Products  — 0.1%
Estee Lauder Companies, Inc. (The), Class A ...... 79,443 19,308,621
a
Pharmaceuticals  — 4.0%
Bristol-Myers Squibb Co. .................... 1,357,320 93,600,787
Eli Lilly & Co. ........................... 448,770 139,666,200
Johnson & Johnson ....................... 1,226,397 187,957,604
Merck & Co., Inc. ......................... 1,547,571 164,413,943
Pfizer, Inc. ............................. 2,955,323 119,897,454
Zoetis, Inc., Class A ....................... 419,272 70,018,424
775,554,412
a
Professional Services  — 0.2%
Leidos Holdings, Inc. ...................... 210,495 20,432,750
Robert Half International, Inc. ................. 239,117 19,277,612
39,710,362
a
Real Estate Management & Development  — 0.3%
CBRE Group, Inc., Class A
(a)
................. 698,000 59,427,720
a

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Road & Rail  — 0.8%
CSX Corp. ............................. 637,206 $ 19,428,411
JB Hunt Transport Services, Inc. .............. 119,447 21,594,823
Norfolk Southern Corp. ..................... 100,567 22,609,473
Old Dominion Freight Line, Inc. ............... 56,328 19,109,837
Uber Technologies, Inc.
(a)(b)
.................. 900,513 29,951,063
Union Pacific Corp. ....................... 231,136 47,909,870
160,603,477
a
Semiconductors & Semiconductor Equipment  — 5.7%
Advanced Micro Devices, Inc.
(a)
............... 887,325 69,725,999
Applied Materials, Inc. ..................... 597,389 69,386,732
Broadcom, Inc. .......................... 152,892 90,862,187
Enphase Energy, Inc.
(a)
..................... 97,745 20,578,255
First Solar, Inc.
(a)
......................... 120,130 20,318,788
Intel Corp. ............................. 2,952,488 73,605,526
Lam Research Corp. ...................... 140,898 68,477,837
Marvell Technology, Inc. .................... 617,163 27,864,909
Micron Technology, Inc. ..................... 535,184 30,944,339
NVIDIA Corp. ........................... 1,429,763 331,933,778
NXP Semiconductors NV ................... 315,930 56,387,186
ON Semiconductor Corp.
(a)(b)
................. 235,627 18,239,886
QUALCOMM, Inc. ........................ 571,150 70,554,160
Texas Instruments, Inc. ..................... 848,898 145,543,562
Wolfspeed, Inc.
(a)(b)
........................ 245,366 18,152,177
1,112,575,321
a
Software  — 9.6%
Adobe, Inc.
(a)
............................ 349,769 113,307,668
ANSYS, Inc.
(a)
........................... 93,583 28,412,735
Autodesk, Inc.
(a)
.......................... 274,419 54,524,311
Black Knight, Inc.
(a)
........................ 307,478 18,325,689
Cadence Design Systems, Inc.
(a)
.............. 237,566 45,835,984
Ceridian HCM Holding, Inc.
(a)
................. 261,308 19,057,192
Gen Digital, Inc. .......................... 928,479 18,114,625
HubSpot, Inc.
(a)(b)
......................... 54,769 21,187,935
Intuit, Inc. .............................. 176,167 71,731,679
Microsoft Corp. .......................... 4,119,108 1,027,387,917
Oracle Corp. ............................ 807,369 70,564,051
Palo Alto Networks, Inc.
(a)
................... 115,111 21,683,459
PTC, Inc.
(a)
............................. 175,623 22,010,830
Roper Technologies, Inc. .................... 52,882 22,749,836
Salesforce, Inc.
(a)
......................... 661,155 108,171,570
ServiceNow, Inc.
(a)
........................ 136,892 59,160,616
Splunk, Inc.
(a)
........................... 185,106 18,973,365
Synopsys, Inc.
(a)
......................... 134,829 49,045,397
VMware, Inc., Class A
(a)
.................... 211,802 23,325,754
Workday, Inc., Class A
(a)(b)
................... 232,080 43,043,878
1,856,614,491
a
Specialty Retail  — 2.2%
AutoZone, Inc.
(a)
......................... 7,711 19,173,710
Best Buy Co., Inc. ........................ 454,171 37,746,152
Home Depot, Inc. (The) .................... 655,228 194,301,311
Lowe's Companies, Inc. .................... 404,894 83,306,941
TJX Companies, Inc. (The) .................. 504,423 38,638,802
Security Shares Value
a
Specialty Retail (continued)
Tractor Supply Co. ........................ 126,643 $ 29,540,746
Ulta Beauty, Inc.
(a)
........................ 37,289 19,345,533
422,053,195
a
Technology Hardware, Storage & Peripherals  — 7.0%
Apple, Inc. ............................. 8,474,802 1,249,270,563
Hewlett Packard Enterprise Co. ............... 3,381,437 52,784,231
HP, Inc. ............................... 931,405 27,495,076
Seagate Technology Holdings PLC ............. 281,059 18,145,169
1,347,695,039
a
Textiles, Apparel & Luxury Goods  — 0.5%
Lululemon Athletica, Inc.
(a)
................... 68,421 21,155,773
Nike, Inc., Class B ........................ 562,443 66,812,604
VF Corp. .............................. 732,285 18,175,314
106,143,691
a
Trading Companies & Distributors  — 0.7%
Ferguson PLC ........................... 372,166 53,629,121
United Rentals, Inc. ....................... 61,982 29,040,426
WW Grainger, Inc. ........................ 83,425 55,763,773
138,433,320
a
Water Utilities  — 0.2%
Essential Utilities, Inc. ...................... 815,440 34,884,523
a
Wireless Telecommunication Services  — 0.1%
T-Mobile U.S., Inc.
(a)
....................... 135,101 19,208,660
a
Total Long-Term Investments — 99.3%
(Cost: $19,570,649,456) .............................. 19,229,225,685
a
Short-Term Securities
Money Market Funds  —  0.6%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.81%
(c)(d)(e)
...................... 39,750,800 39,774,651
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.41%
(c)(d)
............................ 70,844,519 70,844,519
a
Total Short-Term Securities — 0.6%
(Cost: $110,598,482) ................................ 110,619,170
Total Investments — 99.9%
(Cost: $19,681,247,938) .............................. 19,339,844,855
Other Assets Less Liabilities — 0.1% ..................... 16,627,655
Net Assets — 100.0% ................................. $ 19,356,472,510
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/23
  Shares Held
at 02/28/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 182,787,820  $ —  $ (143,015,432)
(a)
$ 80,119  $ (77,856) $ 39,774,651  39,750,800  $ 285,002
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 92,176,498  —  (21,331,979)
(a)
—  —  70,844,519  70,844,519  1,450,052  56
BlackRock, Inc. ... 117,271,979  4,580,319  (74,506,085) (9,493,278) 13,042,856  50,895,791  73,823  1,540,260  —
$ (9,413,159) $ 12,965,000
$ 161,514,961
$ 3,275,314  $ 56
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index .................................................................. 602 03/17/23 $ 119,663 $ (429,489)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 429,489 $ — $ — $ — $ 429,489
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (1,007,937) $ — $ — $ — $ (1,007,937)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ 723,886 $ — $ — $ — $ 723,886

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
ESG Aware MSCI USA ETF

2023
iShares Semi-Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 108,602,213
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 19,229,225,685  $ —  $ —  $ 19,229,225,685
Short-Term Securities
Money Market Funds ...................................... 110,619,170  —  —  110,619,170
$ 19,339,844,855  $ —  $ —  $ 19,339,844,855
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (429,489) $ —  $ —  $ (429,489)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited)
February 28, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .2%
Axon Enterprise, Inc.
(a)
..................... 44 $ 8,814
a
Auto Components  —  0 .2%
Aptiv PLC
(a)
............................. 77 8,954
a
Automobiles  —  3 .4%
Lucid Group, Inc.
(a)
........................ 389 3,552
Rivian Automotive, Inc. , Class A
(a)
.............. 250 4,825
Tesla, Inc.
(a)
............................. 614 126,306
134,683
a
Beverages  —  0 .1%
Brown-Forman Corp. , Class B , NVS ............ 63 4,087
a
Biotechnology  —  1 .3%
Alnylam Pharmaceuticals, Inc.
(a)
............... 43 8,232
Horizon Therapeutics PLC
(a)
................. 76 8,321
Incyte Corp.
(a)
........................... 72 5,543
Moderna, Inc.
(a)
.......................... 55 7,635
Regeneron Pharmaceuticals, Inc.
(a)
............. 14 10,646
Vertex Pharmaceuticals, Inc.
(a)
................ 46 13,353
53,730
a
Building Products  —  1 .3%
Allegion PLC ............................ 97 10,933
Lennox International, Inc. ................... 16 4,077
Trane Technologies PLC .................... 210 38,844
53,854
a
Capital Markets  —  2 .0%
FactSet Research Systems, Inc. ............... 21 8,706
LPL Financial Holdings, Inc. .................. 17 4,243
MarketAxess Holdings, Inc. .................. 21 7,170
Moody's Corp. ........................... 48 13,927
Nasdaq, Inc. ............................ 272 15,248
S&P Global, Inc. ......................... 89 30,367
79,661
a
Chemicals  —  1 .0%
Ecolab, Inc. ............................ 223 35,539
Sherwin-Williams Co. (The) .................. 19 4,206
39,745
a
Communications Equipment  —  0 .3%
Arista Networks, Inc.
(a)
..................... 33 4,577
Motorola Solutions, Inc. .................... 31 8,147
12,724
a
Construction & Engineering  —  0 .2%
Quanta Services, Inc. ...................... 60 9,684
a
Consumer Finance  —  0 .8%
American Express Co. ..................... 180 31,318
a
Containers & Packaging  —  0 .5%
Avery Dennison Corp. ...................... 43 7,834
Ball Corp. .............................. 200 11,242
19,076
a
Distributors  —  0 .2%
Pool Corp. ............................. 20 7,137
a
Electrical Equipment  —  0 .1%
Plug Power, Inc.
(a)
........................ 261 3,881
a
Security Shares Value
a
Electronic Equipment, Instruments & Components  —  0 .8%
Keysight Technologies, Inc.
(a)
................. 118 $ 18,875
Trimble, Inc.
(a)
........................... 257 13,380
32,255
a
Energy Equipment & Services  —  0 .5%
Schlumberger Ltd. ........................ 369 19,634
a
Entertainment  —  2 .2%
Electronic Arts, Inc. ....................... 90 9,985
Netflix, Inc.
(a)
............................ 87 28,025
Walt Disney Co. (The)
(a)
.................... 515 51,299
89,309
a
Equity Real Estate Investment Trusts (REITs)  —  1 .5%
American Tower Corp. ..................... 79 15,643
Equinix, Inc. ............................ 36 24,778
SBA Communications Corp. , Class A ............ 16 4,149
Welltower, Inc. ........................... 219 16,232
60,802
a
Food & Staples Retailing  —  1 .2%
Costco Wholesale Corp. .................... 87 42,124
Sysco Corp. ............................ 78 5,816
47,940
a
Food Products  —  0 .4%
Darling Ingredients, Inc.
(a)
................... 95 6,011
Hershey Co. (The) ........................ 22 5,243
Lamb Weston Holdings, Inc. ................. 54 5,434
16,688
a
Health Care Equipment & Supplies  —  2 .2%
Cooper Companies, Inc. (The) ................ 49 16,022
Dexcom, Inc.
(a)
.......................... 86 9,547
Edwards Lifesciences Corp.
(a)
................ 210 16,892
Hologic, Inc.
(a)
........................... 82 6,530
IDEXX Laboratories, Inc.
(a)
................... 28 13,251
Insulet Corp.
(a)
........................... 32 8,843
Intuitive Surgical, Inc.
(a)
..................... 43 9,864
Novocure Ltd.
(a)
.......................... 48 3,695
ResMed, Inc. ........................... 19 4,047
88,691
a
Health Care Providers & Services  —  2 .0%
DaVita, Inc.
(a)
............................ 113 9,295
Elevance Health, Inc. ...................... 86 40,392
HCA Healthcare, Inc. ...................... 30 7,303
Humana, Inc. ........................... 23 11,385
McKesson Corp. ......................... 11 3,848
Molina Healthcare, Inc.
(a)
.................... 29 7,985
80,208
a
Hotels, Restaurants & Leisure  —  2 .5%
Booking Holdings, Inc.
(a)
.................... 10 25,240
Caesars Entertainment, Inc.
(a)
................ 98 4,975
Chipotle Mexican Grill, Inc.
(a)
................. 2 2,982
Hilton Worldwide Holdings, Inc. ............... 197 28,469
Las Vegas Sands Corp.
(a)
................... 73 4,195
Starbucks Corp. .......................... 225 22,970
Vail Resorts, Inc. ......................... 53 12,375
101,206
a
Household Products  —  0 .7%
Church & Dwight Co., Inc. ................... 51 4,273
Colgate-Palmolive Co. ..................... 310 22,723
26,996
a

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
ESG Aware MSCI USA Growth ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Industrial Conglomerates  —  0 .3%
General Electric Co. ....................... 146 $ 12,368
a
Insurance  —  0 .5%
Marsh & McLennan Companies, Inc. ............ 32 5,188
Progressive Corp. (The) .................... 96 13,778
18,966
a
Interactive Media & Services  —  7 .4%
Alphabet, Inc. , Class A
(a)
.................... 1,250 112,575
Alphabet, Inc. , Class C , NVS
(a)
................ 1,173 105,922
Meta Platforms, Inc. , Class A
(a)
................ 388 67,877
Snap, Inc. , Class A , NVS
(a)
.................. 386 3,918
ZoomInfo Technologies, Inc.
(a)
................ 278 6,719
297,011
a
Internet & Direct Marketing Retail  —  5 .2%
Amazon.com, Inc.
(a)
....................... 2,062 194,302
MercadoLibre, Inc.
(a)
....................... 11 13,420
207,722
a
IT Services  —  7 .5%
Accenture PLC , Class A .................... 86 22,837
Akamai Technologies, Inc.
(a)
.................. 179 12,995
Automatic Data Processing, Inc. ............... 238 52,317
Block, Inc. , Class A
(a)
...................... 53 4,067
Gartner, Inc.
(a)
........................... 15 4,917
GoDaddy, Inc. , Class A
(a)
.................... 71 5,376
Mastercard, Inc. , Class A .................... 197 69,992
MongoDB, Inc. , Class A
(a)
................... 31 6,495
Okta, Inc. , Class A
(a)
....................... 69 4,919
PayPal Holdings, Inc.
(a)
..................... 197 14,499
Snowflake, Inc. , Class A
(a)
................... 45 6,947
Twilio, Inc. , Class A
(a)
...................... 141 9,477
VeriSign, Inc.
(a)
.......................... 29 5,708
Visa, Inc. , Class A ........................ 367 80,718
301,264
a
Life Sciences Tools & Services  —  3 .8%
Agilent Technologies, Inc. ................... 175 24,845
Avantor, Inc.
(a)
........................... 410 9,992
Danaher Corp. .......................... 207 51,239
Illumina, Inc.
(a)
........................... 22 4,382
IQVIA Holdings, Inc.
(a)
...................... 20 4,169
Mettler-Toledo International, Inc.
(a)
............. 5 7,168
Repligen Corp.
(a)
......................... 25 4,359
Thermo Fisher Scientific, Inc. ................. 38 20,587
Waters Corp.
(a)
.......................... 56 17,410
West Pharmaceutical Services, Inc. ............ 20 6,341
150,492
a
Machinery  —  1 .1%
Deere & Co. ............................ 48 20,124
IDEX Corp. ............................. 42 9,449
Xylem, Inc. ............................. 120 12,318
41,891
a
Media  —  0 .1%
Charter Communications, Inc. , Class A
(a)
......... 10 3,676
a
Multiline Retail  —  0 .1%
Dollar Tree, Inc.
(a)
......................... 28 4,068
a
Oil, Gas & Consumable Fuels  —  1 .2%
Cheniere Energy, Inc. ...................... 106 16,678
Hess Corp. ............................. 193 25,997
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc. ............................. 139 $ 5,945
48,620
a
Personal Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 19 4,618
a
Pharmaceuticals  —  2 .3%
Eli Lilly & Co. ........................... 185 57,576
Zoetis, Inc. , Class A ....................... 205 34,235
91,811
a
Professional Services  —  0 .2%
Robert Half International, Inc. ................. 76 6,127
a
Real Estate Management & Development  —  0 .7%
CBRE Group, Inc. , Class A
(a)
................. 344 29,288
a
Road & Rail  —  1 .1%
JB Hunt Transport Services, Inc. .............. 74 13,379
Old Dominion Freight Line, Inc. ............... 12 4,071
Uber Technologies, Inc.
(a)
................... 336 11,175
Union Pacific Corp. ....................... 71 14,717
43,342
a
Semiconductors & Semiconductor Equipment  —  5 .8%
Advanced Micro Devices, Inc.
(a)
............... 349 27,424
Applied Materials, Inc. ..................... 137 15,913
Enphase Energy, Inc.
(a)
..................... 25 5,263
First Solar, Inc.
(a)
......................... 46 7,780
Lam Research Corp. ...................... 48 23,329
NVIDIA Corp. ........................... 602 139,760
QUALCOMM, Inc. ........................ 58 7,165
Wolfspeed, Inc.
(a)
......................... 51 3,773
230,407
a
Software  —  18 .8%
Adobe, Inc.
(a)
............................ 161 52,156
ANSYS, Inc.
(a)
........................... 41 12,448
Autodesk, Inc.
(a)
.......................... 129 25,631
Black Knight, Inc.
(a)
........................ 94 5,602
Cadence Design Systems, Inc.
(a)
.............. 104 20,066
Ceridian HCM Holding, Inc.
(a)
................. 55 4,011
DocuSign, Inc.
(a)
......................... 62 3,804
Fair Isaac Corp.
(a)
......................... 7 4,742
HubSpot, Inc.
(a)
.......................... 21 8,124
Intuit, Inc. .............................. 71 28,910
Microsoft Corp. .......................... 1,753 437,233
Oracle Corp. ............................ 51 4,457
Palo Alto Networks, Inc.
(a)
................... 24 4,521
Paylocity Holding Corp.
(a)
................... 20 3,852
PTC, Inc.
(a)
............................. 82 10,277
Salesforce, Inc.
(a)
......................... 276 45,156
ServiceNow, Inc.
(a)
........................ 57 24,634
Splunk, Inc.
(a)
........................... 73 7,483
Synopsys, Inc.
(a)
......................... 51 18,552
VMware, Inc. , Class A
(a)
.................... 85 9,361
Workday, Inc. , Class A
(a)
.................... 117 21,700
752,720
a
Specialty Retail  —  3 .0%
AutoZone, Inc.
(a)
......................... 2 4,973
Burlington Stores, Inc.
(a)
.................... 20 4,285
Home Depot, Inc. (The) .................... 294 87,183
Tractor Supply Co. ........................ 67 15,628

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security Shares Value
a
Specialty Retail (continued)
Ulta Beauty, Inc.
(a)
........................ 15 $ 7,782
119,851
a
Technology Hardware, Storage & Peripherals  —  12 .8%
Apple, Inc. ............................. 3,487 514,019
a
Textiles, Apparel & Luxury Goods  —  0 .7%
Lululemon Athletica, Inc.
(a)
................... 23 7,111
Nike, Inc. , Class B ........................ 182 21,620
28,731
a
Trading Companies & Distributors  —  1 .6%
Ferguson PLC ........................... 188 27,091
United Rentals, Inc. ....................... 13 6,091
WW Grainger, Inc. ........................ 44 29,411
62,593
a
Total Long-Term Investments — 99.9%
(Cost: $ 4,062,080 ) .................................. 4,000,662
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.41%
(b) (c)
............................ 3,570 $ 3,570
a
Total Short-Term Securities — 0.1%
(Cost: $ 3,570 ) ..................................... 3,570
Total Investments — 100.0%
(Cost: $ 4,065,650 ) .................................. 4,004,232
Other Assets Less Liabilities — 0 .0% ..................... 1,083
Net Assets — 100.0% ................................. $ 4,005,315
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
01/31/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/23
  Shares Held
at 02/28/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... $ — $ 3,570
(b)
$ — $ — $ — $ 3,570 3,570 $ 20 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,000,662  $ —  $ —  $ 4,000,662
Short-Term Securities
Money Market Funds ...................................... 3,570  —  —  3,570
$ 4,004,232  $ —  $ —  $ 4,004,232

Schedule of Investments
(unaudited)
February 28, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.6%
AeroVironment, Inc.
(a)
...................... 9,538 $ 817,788
BWX Technologies, Inc. .................... 47,549 2,905,719
Curtiss-Wright Corp. ....................... 17,815 3,113,884
Ducommun, Inc.
(a)
........................ 14,384 773,859
Hexcel Corp. ............................ 49,196 3,588,848
Kaman Corp., Class A ...................... 30,396 790,296
Kratos Defense & Security Solutions, Inc.
(a)
....... 76,367 966,043
Leonardo DRS, Inc.
(a)
...................... 56,810 738,530
Maxar Technologies, Inc. .................... 32,710 1,684,565
Mercury Systems, Inc.
(a)
.................... 36,510 1,910,934
Moog, Inc., Class A ....................... 21,578 2,128,022
Spirit AeroSystems Holdings, Inc., Class A ........ 25,884 884,715
V2X, Inc.
(a)
............................. 19,715 914,185
Virgin Galactic Holdings, Inc.
(a)(b)
............... 126,515 726,196
Woodward, Inc. .......................... 14,598 1,445,202
23,388,786
a
Air Freight & Logistics  — 0.2%
GXO Logistics, Inc.
(a)
...................... 45,187 2,239,920
Hub Group, Inc., Class A
(a)
................... 10,061 922,895
3,162,815
a
Airlines  — 0.2%
Alaska Air Group, Inc.
(a)
..................... 44,529 2,129,822
Hawaiian Holdings, Inc.
(a)(b)
.................. 72,268 809,402
2,939,224
a
Auto Components  — 1.1%
Adient PLC
(a)
............................ 21,246 907,629
American Axle & Manufacturing Holdings, Inc.
(a)
.... 75,380 663,344
Autoliv, Inc. ............................. 12,236 1,132,809
Dana, Inc. .............................. 65,968 1,044,933
Dorman Products, Inc.
(a)
.................... 8,741 813,175
Fox Factory Holding Corp.
(a)(b)
................ 8,876 1,042,930
Gentex Corp. ........................... 26,644 760,686
Gentherm, Inc.
(a)
......................... 18,003 1,143,371
Goodyear Tire & Rubber Co. (The)
(a)
............ 64,146 728,699
LCI Industries ........................... 17,780 2,005,762
Luminar Technologies, Inc., Class A
(a)(b)
.......... 112,769 1,009,283
Modine Manufacturing Co.
(a)
................. 46,661 1,138,995
QuantumScape Corp., Class A
(a)
............... 76,354 730,708
Visteon Corp.
(a)
.......................... 16,407 2,740,625
XPEL, Inc.
(a)(b)
........................... 12,071 806,463
16,669,412
a
Automobiles  — 0.6%
Fisker, Inc., Class A
(a)(b)
..................... 107,722 800,374
Harley-Davidson, Inc. ...................... 78,622 3,738,476
Thor Industries, Inc. ....................... 23,634 2,150,458
Winnebago Industries, Inc. .................. 23,889 1,518,385
Workhorse Group, Inc.
(a)(b)
................... 350,614 722,265
8,929,958
a
Banks  — 7.5%
Amalgamated Financial Corp. ................ 45,936 1,081,793
Amerant Bancorp, Inc., Class A ............... 28,791 817,664
Ameris Bancorp .......................... 33,686 1,612,549
Associated Banc-Corp. ..................... 63,186 1,462,756
Atlantic Union Bankshares Corp. .............. 69,901 2,618,491
Banc of California, Inc. ..................... 45,603 800,333
Bank of Hawaii Corp. ...................... 49,420 3,699,581
Bank OZK ............................. 70,946 3,265,644
Banner Corp. ........................... 26,994 1,700,082
Berkshire Hills Bancorp, Inc. ................. 24,215 703,688
Security Shares Value
a
Banks (continued)
BOK Financial Corp. ....................... 20,994 $ 2,197,652
Byline Bancorp, Inc. ....................... 37,776 931,178
Cadence Bank .......................... 69,173 1,837,235
Camden National Corp. .................... 22,112 909,909
Columbia Banking System, Inc. ............... 35,234 1,047,507
Comerica, Inc. ........................... 87,095 6,105,360
Commerce Bancshares, Inc. ................. 13,759 910,158
Community Bank System, Inc. ................ 24,925 1,521,671
East West Bancorp, Inc. .................... 54,945 4,187,358
Eastern Bankshares, Inc. ................... 73,780 1,156,870
Enterprise Financial Services Corp. ............ 18,047 982,840
First Financial Bancorp ..................... 46,051 1,134,697
First Hawaiian, Inc. ....................... 83,853 2,293,380
First Interstate BancSystem, Inc., Class A ........ 70,906 2,519,999
FNB Corp. ............................. 130,666 1,864,604
Fulton Financial Corp. ...................... 114,857 1,975,540
Glacier Bancorp, Inc. ...................... 91,099 4,316,271
Hancock Whitney Corp. .................... 52,145 2,561,362
Hanmi Financial Corp. ..................... 22,353 527,978
Independent Bank Corp. .................... 61,321 2,341,923
International Bancshares Corp. ............... 36,133 1,753,535
National Bank Holdings Corp., Class A .......... 33,369 1,351,111
NBT Bancorp, Inc. ........................ 21,610 877,150
OceanFirst Financial Corp. .................. 37,703 894,315
Old National Bancorp ...................... 159,478 2,817,976
PacWest Bancorp ........................ 32,696 907,314
Park National Corp. ....................... 7,158 914,578
Pinnacle Financial Partners, Inc. ............... 36,810 2,727,253
Popular, Inc. ............................ 23,220 1,657,908
Premier Financial Corp. .................... 35,334 876,990
QCR Holdings, Inc. ....................... 17,236 921,954
Sandy Spring Bancorp, Inc. .................. 39,319 1,295,561
Seacoast Banking Corp. of Florida ............. 28,489 869,199
ServisFirst Bancshares, Inc. ................. 21,767 1,609,670
Southside Bancshares, Inc. .................. 24,102 920,455
SouthState Corp. ......................... 31,177 2,515,360
Synovus Financial Corp. .................... 115,541 4,830,769
Texas Capital Bancshares, Inc.
(a)
.............. 15,718 1,041,003
Trustmark Corp. ......................... 23,223 682,756
UMB Financial Corp. ...................... 36,443 3,303,922
Umpqua Holdings Corp.
(a)
................... 157,461 2,780,761
United Bankshares, Inc. .................... 43,324 1,766,320
United Community Banks, Inc. ................ 34,109 1,129,349
Valley National Bancorp .................... 251,120 2,907,970
Veritex Holdings, Inc. ...................... 4,591 122,396
Western Alliance Bancorp ................... 45,202 3,355,797
Wintrust Financial Corp. .................... 20,765 1,913,079
Zions Bancorp NA ........................ 67,514 3,417,559
109,248,083
a
Beverages  — 0.2%
Boston Beer Co., Inc. (The), Class A, NVS
(a)(b)
...... 2,209 715,274
Celsius Holdings, Inc.
(a)
..................... 14,325 1,300,710
MGP Ingredients, Inc.
(b)
..................... 7,740 785,146
2,801,130
a
Biotechnology  — 4.5%
ACADIA Pharmaceuticals, Inc.
(a)
............... 45,959 950,892
Agios Pharmaceuticals, Inc.
(a)
................ 27,836 704,529
Akero Therapeutics, Inc.
(a)
................... 16,711 760,518
Alector, Inc.
(a)(b)
.......................... 79,844 681,868
Alkermes PLC
(a)
.......................... 57,434 1,535,785
Allogene Therapeutics, Inc.
(a)(b)
................ 107,169 680,523
AnaptysBio, Inc.
(a)
........................ 28,958 721,054

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Biotechnology (continued)
Anavex Life Sciences Corp.
(a)(b)
............... 72,032 $ 685,745
Apellis Pharmaceuticals, Inc.
(a)
................ 27,568 1,805,153
Arcutis Biotherapeutics, Inc.
(a)(b)
............... 45,152 730,559
Arrowhead Pharmaceuticals, Inc.
(a)(b)
............ 34,651 1,119,227
Atara Biotherapeutics, Inc.
(a)
................. 173,189 701,415
Avidity Biosciences, Inc.
(a)
................... 31,208 739,630
Beam Therapeutics, Inc.
(a)
................... 23,445 943,427
BioCryst Pharmaceuticals, Inc.
(a)
............... 75,181 665,352
Blueprint Medicines Corp.
(a)
.................. 16,763 710,248
Bridgebio Pharma, Inc.
(a)
.................... 59,659 681,306
Caribou Biosciences, Inc.
(a)(b)
................. 112,504 685,149
Celldex Therapeutics, Inc.
(a)
.................. 17,877 764,957
Cerevel Therapeutics Holdings, Inc.
(a)
........... 26,494 707,125
Chinook Therapeutics, Inc.
(a)
................. 34,509 752,986
Crinetics Pharmaceuticals, Inc.
(a)
.............. 37,688 740,192
CRISPR Therapeutics AG
(a)(b)
................. 24,970 1,231,520
Cytokinetics, Inc.
(a)(b)
....................... 30,115 1,305,786
Denali Therapeutics, Inc.
(a)
.................. 35,828 972,730
Dynavax Technologies Corp.
(a)
................ 67,439 694,622
Exelixis, Inc.
(a)
........................... 50,574 863,804
FibroGen, Inc.
(a)
.......................... 31,917 708,557
Halozyme Therapeutics, Inc.
(a)(b)
............... 46,970 2,254,090
Ideaya Biosciences, Inc.
(a)
................... 43,074 760,256
Immunovant, Inc.
(a)
........................ 41,923 732,395
Inovio Pharmaceuticals, Inc.
(a)(b)
............... 498,488 628,095
Insmed, Inc.
(a)
........................... 37,647 767,246
Intellia Therapeutics, Inc.
(a)(b)
................. 26,057 1,046,710
Ionis Pharmaceuticals, Inc.
(a)
................. 22,580 810,622
Iovance Biotherapeutics, Inc.
(a)
................ 107,897 786,569
IVERIC bio, Inc.
(a)
......................... 50,315 1,045,546
Karuna Therapeutics, Inc.
(a)
.................. 11,227 2,238,888
Keros Therapeutics, Inc.
(a)
................... 13,874 738,374
Kezar Life Sciences, Inc.
(a)(b)
................. 118,065 742,629
Krystal Biotech, Inc.
(a)
...................... 10,038 822,212
Kura Oncology, Inc.
(a)
...................... 62,594 746,120
Kymera Therapeutics, Inc.
(a)(b)
................ 23,238 729,208
Madrigal Pharmaceuticals, Inc.
(a)
.............. 3,727 1,010,054
MannKind Corp.
(a)
........................ 139,656 737,384
Merus NV
(a)(b)
............................ 41,523 791,844
Mirati Therapeutics, Inc.
(a)
................... 18,474 846,848
Myovant Sciences, Ltd.
(a)(b)
.................. 27,726 747,493
Natera, Inc.
(a)
........................... 31,808 1,544,278
Nurix Therapeutics, Inc.
(a)
................... 75,966 716,359
Prometheus Biosciences, Inc.
(a)
............... 9,381 1,148,141
Prothena Corp. PLC
(a)
...................... 21,008 1,171,406
PTC Therapeutics, Inc.
(a)
.................... 16,470 719,245
RAPT Therapeutics, Inc.
(a)
................... 27,137 799,185
Replimune Group, Inc.
(a)
.................... 30,824 675,046
Rhythm Pharmaceuticals, Inc.
(a)
............... 29,118 707,859
Rocket Pharmaceuticals, Inc.
(a)
................ 39,679 762,234
Roivant Sciences, Ltd.
(a)
.................... 130,609 1,056,627
Sarepta Therapeutics, Inc.
(a)(b)
................ 27,287 3,332,561
SpringWorks Therapeutics, Inc.
(a)
.............. 25,474 812,621
Syndax Pharmaceuticals, Inc.
(a)
............... 29,359 744,251
TG Therapeutics, Inc.
(a)
..................... 40,984 656,564
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 31,296 1,392,359
uniQure NV
(a)
........................... 37,158 778,832
Vaxcyte, Inc.
(a)(b)
.......................... 29,474 1,207,550
Veracyte, Inc.
(a)
.......................... 29,495 725,872
Verve Therapeutics, Inc.
(a)(b)
.................. 36,467 692,873
Vir Biotechnology, Inc.
(a)
.................... 28,975 660,630
Viridian Therapeutics, Inc.
(a)
.................. 22,882 749,614
Xencor, Inc.
(a)(b)
.......................... 30,639 984,431
Security Shares Value
a
Biotechnology (continued)
Xenon Pharmaceuticals, Inc.
(a)(b)
............... 27,367 $ 1,079,902
66,345,682
a
Building Products  — 1.3%
AAON, Inc. ............................. 24,983 2,272,454
Advanced Drainage Systems, Inc.
(b)
............ 29,826 2,646,461
Armstrong World Industries, Inc. ............... 29,672 2,339,637
AZEK Co., Inc. (The), Class A
(a)(b)
.............. 48,126 1,159,355
Builders FirstSource, Inc.
(a)
.................. 54,051 4,582,444
Gibraltar Industries, Inc.
(a)
................... 14,058 750,838
Resideo Technologies, Inc.
(a)
................. 109,443 2,007,185
Trex Co., Inc.
(a)(b)
......................... 41,181 2,105,584
UFP Industries, Inc. ....................... 8,757 748,986
Zurn Elkay Water Solutions Corp. .............. 46,266 1,064,118
19,677,062
a
Capital Markets  — 1.9%
Affiliated Managers Group, Inc. ............... 20,588 3,281,933
Artisan Partners Asset Management, Inc., Class A ... 33,653 1,109,539
Cohen & Steers, Inc. ...................... 10,756 778,304
Cowen, Inc., Class A
(a)
..................... 18,190 709,228
Diamond Hill Investment Group, Inc. ............ 4,393 767,018
Donnelley Financial Solutions, Inc.
(a)
............ 24,044 1,017,302
Evercore, Inc., Class A ..................... 6,983 916,030
Interactive Brokers Group, Inc., Class A .......... 28,714 2,472,562
Janus Henderson Group PLC ................ 179,693 4,934,370
Jefferies Financial Group, Inc. ................ 44,320 1,674,853
Morningstar, Inc. ......................... 10,971 2,274,617
Open Lending Corp. , Class A
(a)
................ 86,474 612,236
Perella Weinberg Partners, Class A ............. 74,467 752,861
PJT Partners, Inc., Class A .................. 12,143 957,840
Stifel Financial Corp. ...................... 12,260 819,336
StoneX Group, Inc.
(a)
...................... 8,804 887,707
Victory Capital Holdings, Inc. , Class A ........... 23,300 791,268
Virtu Financial, Inc., Class A .................. 37,142 682,670
Virtus Investment Partners, Inc. ............... 7,692 1,618,628
27,058,302
a
Chemicals  — 2.3%
Ashland, Inc. ............................ 12,243 1,246,093
Avient Corp. ............................ 40,090 1,749,127
Axalta Coating Systems Ltd.
(a)(b)
............... 147,847 4,405,841
Balchem Corp. .......................... 14,459 1,879,670
Cabot Corp. ............................ 17,063 1,357,020
Chemours Co. (The) ....................... 57,826 1,976,493
Element Solutions, Inc. ..................... 49,553 1,017,819
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
....... 424,127 623,467
Hawkins, Inc. ........................... 18,867 767,321
HB Fuller Co. ........................... 16,961 1,183,199
Ingevity Corp.
(a)
.......................... 13,674 1,128,925
Innospec, Inc. ........................... 17,280 1,891,469
Koppers Holdings, Inc. ..................... 30,780 1,104,694
Livent Corp.
(a)
........................... 61,789 1,448,952
Minerals Technologies, Inc. .................. 23,002 1,397,372
Orion Engineered Carbons SA
(b)
............... 62,388 1,590,894
Scotts Miracle-Gro Co. (The), Class A ........... 12,359 1,019,618
Sensient Technologies Corp. ................. 15,201 1,146,003
Stepan Co. ............................. 22,248 2,315,794
Trinseo PLC ............................ 33,191 769,367
Tronox Holdings PLC ...................... 59,029 920,852
Valvoline, Inc. ........................... 78,462 2,761,862
33,701,852
a

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Commercial Services & Supplies  — 1.1%
ABM Industries, Inc. ....................... 31,352 $ 1,517,750
ACCO Brands Corp. ....................... 130,464 739,731
Deluxe Corp. ............................ 39,263 724,010
Healthcare Services Group, Inc. ............... 56,720 752,674
HNI Corp. .............................. 25,327 791,469
IAA, Inc.
(a)
.............................. 65,714 2,688,360
KAR Auction Services, Inc.
(a)
................. 77,318 1,104,874
Liquidity Services, Inc.
(a)
.................... 57,505 728,013
Matthews International Corp., Class A ........... 30,189 1,152,012
MillerKnoll, Inc. .......................... 43,663 1,042,236
Montrose Environmental Group, Inc.
(a)
........... 18,372 894,533
MSA Safety, Inc. ......................... 10,274 1,380,312
Pitney Bowes, Inc. ........................ 26,949 116,959
Tetra Tech, Inc. .......................... 13,086 1,791,343
VSE Corp. ............................. 13,828 793,865
16,218,141
a
Communications Equipment  — 0.8%
ADTRAN Holdings, Inc. .................... 43,737 763,210
Calix, Inc.
(a)
............................. 24,978 1,277,625
Ciena Corp.
(a)
........................... 58,396 2,815,855
CommScope Holding Co., Inc.
(a)
............... 106,666 772,262
Digi International, Inc.
(a)
..................... 22,475 749,991
Harmonic, Inc.
(a)
.......................... 91,052 1,200,976
Infinera Corp.
(a)(b)
......................... 162,690 1,150,218
Lumentum Holdings, Inc.
(a)
.................. 25,079 1,349,501
Ribbon Communications, Inc.
(a)
............... 165,085 736,279
Viasat, Inc.
(a)(b)
........................... 22,679 720,285
11,536,202
a
Construction & Engineering  — 2.5%
Ameresco, Inc., Class A
(a)(b)
.................. 13,477 592,314
API Group Corp.
(a)
........................ 49,918 1,172,574
Arcosa, Inc. ............................ 17,869 1,082,861
Argan, Inc. ............................. 20,512 797,096
Comfort Systems USA, Inc. .................. 24,624 3,581,314
Dycom Industries, Inc.
(a)(b)
................... 10,457 880,584
EMCOR Group, Inc. ....................... 35,030 5,857,717
Fluor Corp.
(a)
............................ 39,186 1,436,951
Granite Construction, Inc. ................... 21,774 940,637
Great Lakes Dredge & Dock Corp.
(a)
............ 122,964 705,198
MasTec, Inc.
(a)
........................... 22,380 2,186,974
MDU Resources Group, Inc. ................. 164,998 5,255,186
MYR Group, Inc.
(a)
........................ 22,933 2,765,949
Primoris Services Corp. .................... 37,448 1,029,820
Sterling Infrastructure, Inc.
(a)
................. 21,757 836,774
Valmont Industries, Inc. ..................... 8,129 2,579,576
WillScot Mobile Mini Holdings Corp., Class A
(a)
..... 99,457 5,112,090
36,813,615
a
Construction Materials  — 0.2%
Summit Materials, Inc., Class A
(a)
.............. 104,837 3,096,885
a
Consumer Finance  — 0.8%
Bread Financial Holdings, Inc. ................ 18,136 744,846
Credit Acceptance Corp.
(a)(b)
.................. 1,563 694,503
Encore Capital Group, Inc.
(a)(b)
................ 25,982 1,342,750
Green Dot Corp., Class A
(a)
.................. 13,074 247,491
OneMain Holdings, Inc. ..................... 46,509 2,004,073
PRA Group, Inc.
(a)
........................ 37,850 1,610,896
PROG Holdings, Inc.
(a)
..................... 32,377 800,359
SLM Corp. ............................. 145,003 2,085,143
SoFi Technologies, Inc.
(a)(b)
.................. 167,057 1,102,576
Upstart Holdings, Inc.
(a)(b)
.................... 39,892 738,401
11,371,038
a
Security Shares Value
a
Containers & Packaging  — 1.0%
AptarGroup, Inc. ......................... 32,033 $ 3,738,892
Berry Global Group, Inc. .................... 35,425 2,199,892
Graphic Packaging Holding Co. ............... 168,602 4,012,728
Greif, Inc., Class A ........................ 11,146 791,923
Greif, Inc., Class B ........................ 11,253 925,897
Myers Industries, Inc. ...................... 41,037 1,060,396
O-I Glass, Inc.
(a)
.......................... 45,545 1,012,010
Sonoco Products Co. ...................... 23,379 1,380,764
15,122,502
a
Diversified Consumer Services  — 1.3%
2U, Inc.
(a)
.............................. 75,309 674,769
ADT, Inc. .............................. 103,498 780,375
Adtalem Global Education, Inc.
(a)
.............. 18,713 732,052
Bright Horizons Family Solutions, Inc.
(a)
.......... 28,397 2,238,819
Carriage Services, Inc. ..................... 28,300 959,936
Chegg, Inc.
(a)
............................ 88,767 1,410,508
Coursera, Inc.
(a)
.......................... 57,071 643,190
European Wax Center, Inc., Class A
(a)
........... 42,908 792,082
Frontdoor, Inc.
(a)
.......................... 44,488 1,256,786
Grand Canyon Education, Inc.
(a)
............... 10,618 1,202,913
H&R Block, Inc. .......................... 58,664 2,158,835
Rover Group, Inc., Class A
(a)(b)
................ 188,349 787,299
Service Corp. International .................. 55,757 3,765,270
Stride, Inc.
(a)
............................ 19,797 840,779
18,243,613
a
Diversified Financial Services  — 0.4%
A-Mark Precious Metals, Inc. ................. 23,310 683,216
Jackson Financial, Inc., Class A ............... 21,935 995,410
Voya Financial, Inc. ....................... 55,209 4,112,519
5,791,145
a
Diversified Telecommunication Services  — 0 .7%
Bandwidth, Inc., Class A
(a)
................... 28,898 459,478
Cogent Communications Holdings, Inc. .......... 21,521 1,393,269
Frontier Communications Parent, Inc.
(a)(b)
......... 60,233 1,647,975
Globalstar, Inc.
(a)(b)
........................ 623,152 797,635
Iridium Communications, Inc.
(a)
................ 57,502 3,528,898
Lumen Technologies, Inc.
(a)
.................. 303,729 1,032,679
Radius Global Infrastructure, Inc., Class A
(a)(b)
...... 69,100 941,833
9,801,767
a
Electric Utilities  — 0.3%
Hawaiian Electric Industries, Inc. .............. 93,622 3,787,010
a
Electrical Equipment  — 1.7%
Acuity Brands, Inc. ........................ 19,322 3,747,695
Array Technologies, Inc.
(a)
................... 41,255 773,119
Atkore, Inc.
(a)
............................ 18,592 2,714,804
AZZ, Inc. .............................. 28,849 1,172,712
Blink Charging Co.
(a)(b)
...................... 71,432 646,460
Bloom Energy Corp., Class A
(a)
................ 63,044 1,367,424
ChargePoint Holdings, Inc., Class A
(a)(b)
.......... 81,678 927,862
FREYR Battery SA
(a)(b)
..................... 84,461 766,906
FuelCell Energy, Inc.
(a)(b)
.................... 207,135 691,831
nVent Electric PLC ........................ 56,195 2,575,979
Regal Rexnord Corp. ...................... 26,006 4,099,586
Shoals Technologies Group, Inc., Class A
(a)
....... 42,102 1,033,183
Stem, Inc.
(a)(b)
........................... 77,000 628,320
SunPower Corp.
(a)
........................ 45,976 690,559
Sunrun, Inc.
(a)(b)
.......................... 80,050 1,924,402
Vertiv Holdings Co., Class A ................. 106,654 1,733,127
25,493,969
a

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components  — 3.4%
Advanced Energy Industries, Inc.
(b)
............. 10,751 $ 1,000,703
Avnet, Inc. ............................. 61,957 2,770,098
Badger Meter, Inc. ........................ 31,363 3,814,368
Belden, Inc. ............................ 16,856 1,422,309
Benchmark Electronics, Inc. ................. 52,704 1,253,828
Coherent Corp.
(a)
......................... 39,809 1,716,962
CTS Corp. ............................. 28,468 1,232,949
ePlus, Inc.
(a)
............................ 13,986 757,622
Fabrinet
(a)
.............................. 8,379 1,021,149
Flex Ltd.
(a)
.............................. 233,714 5,319,331
Insight Enterprises, Inc.
(a)
................... 21,175 2,835,756
IPG Photonics Corp.
(a)
..................... 6,913 851,958
Itron, Inc.
(a)
............................. 31,262 1,743,482
Jabil, Inc. .............................. 35,304 2,931,291
Kimball Electronics, Inc.
(a)
................... 40,445 1,011,529
Knowles Corp.
(a)
......................... 59,436 1,009,223
Littelfuse, Inc. ........................... 9,343 2,417,314
Methode Electronics, Inc. ................... 28,340 1,381,008
Mirion Technologies, Inc., Class A
(a)(b)
........... 95,185 864,280
National Instruments Corp. .................. 57,589 2,908,820
Novanta, Inc.
(a)
.......................... 17,491 2,744,513
OSI Systems, Inc.
(a)
....................... 9,398 869,785
PAR Technology Corp.
(a)(b)
................... 21,896 747,748
Plexus Corp.
(a)
........................... 21,866 2,096,731
Rogers Corp.
(a)
.......................... 12,508 1,841,178
TD SYNNEX Corp. ........................ 7,586 732,201
Vishay Precision Group, Inc.
(a)
................ 18,905 824,258
Vontier Corp. ............................ 52,483 1,373,480
49,493,874
a
Energy Equipment & Services  — 1.6%
Archrock, Inc. ........................... 113,179 1,252,891
Cactus, Inc., Class A ...................... 28,788 1,322,809
ChampionX Corp. ........................ 87,531 2,675,823
Core Laboratories NV
(b)
..................... 46,249 1,103,964
Dril-Quip, Inc.
(a)
.......................... 32,275 1,105,419
Expro Group Holdings NV
(a)(b)
................. 39,907 907,086
Helmerich & Payne, Inc. .................... 26,614 1,119,917
Liberty Energy, Inc., Class A ................. 46,364 707,051
NexTier Oilfield Solutions, Inc.
(a)
............... 76,461 698,089
Noble Corp. PLC, Class A
(a)
.................. 22,897 954,576
NOV, Inc. .............................. 163,890 3,585,913
Oceaneering International, Inc.
(a)
.............. 50,518 1,055,321
Patterson-UTI Energy, Inc. .................. 53,310 730,347
TechnipFMC PLC
(a)
....................... 234,657 3,587,905
Transocean, Ltd.
(a)(b)
....................... 171,917 1,201,700
Weatherford International PLC
(a)
............... 27,356 1,822,457
23,831,268
a
Entertainment  — 0.4%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
..... 160,261 1,144,263
Cinemark Holdings, Inc.
(a)(b)
.................. 64,042 871,612
IMAX Corp.
(a)
........................... 52,399 966,238
Lions Gate Entertainment Corp., Class A
(a)
........ 73,354 778,286
World Wrestling Entertainment, Inc., Class A ...... 18,163 1,525,692
5,286,091
a
Equity Real Estate Investment Trusts (REITs)  — 5.9%
Acadia Realty Trust ....................... 46,525 677,869
Alexander & Baldwin, Inc. ................... 74,036 1,382,252
American Assets Trust, Inc. .................. 42,083 1,061,754
Americold Realty Trust, Inc. .................. 79,106 2,325,716
Apartment Income REIT Corp. ................ 49,791 1,882,100
Brandywine Realty Trust .................... 315,936 1,860,863
Brixmor Property Group, Inc. ................. 180,241 4,080,656
Security Shares Value
a
Equity Real Estate Investment Trusts (REITs) (continued)
City Office REIT, Inc. ...................... 82,421 $ 697,282
Corporate Office Properties Trust .............. 171,778 4,368,315
Cousins Properties, Inc. .................... 60,562 1,483,163
CubeSmart ............................. 78,125 3,671,094
DiamondRock Hospitality Co. ................. 86,041 750,277
Douglas Emmett, Inc. ...................... 116,705 1,649,042
Easterly Government Properties, Inc. ........... 98,964 1,494,356
Elme Communities ........................ 76,315 1,420,222
Empire State Realty Trust, Inc., Class A .......... 99,271 723,686
EPR Properties .......................... 24,799 1,012,791
Essential Properties Realty Trust, Inc. ........... 85,725 2,208,276
Federal Realty Investment Trust ............... 38,657 4,127,794
First Industrial Realty Trust, Inc. ............... 25,008 1,319,172
Four Corners Property Trust, Inc. .............. 35,884 974,251
Highwoods Properties, Inc. .................. 89,464 2,370,796
Hudson Pacific Properties, Inc. ................ 126,338 1,166,100
Innovative Industrial Properties, Inc. ............ 8,533 754,403
iStar, Inc. .............................. 90,720 698,544
JBG SMITH Properties ..................... 106,172 1,831,467
Kilroy Realty Corp. ........................ 61,158 2,202,911
Kite Realty Group Trust ..................... 77,572 1,684,864
Life Storage, Inc. ......................... 33,961 4,092,980
Macerich Co. (The) ....................... 125,261 1,496,869
National Retail Properties, Inc. ................ 84,896 3,847,487
Omega Healthcare Investors, Inc. .............. 106,932 2,864,708
Outfront Media, Inc. ....................... 77,950 1,360,227
Park Hotels & Resorts, Inc. .................. 97,753 1,344,104
Phillips Edison & Co., Inc.
(b)
.................. 25,820 880,204
Physicians Realty Trust ..................... 217,461 3,224,947
Piedmont Office Realty Trust, Inc., Class A ........ 111,962 1,024,452
PotlatchDeltic Corp. ....................... 38,503 1,777,298
Rayonier, Inc. ........................... 25,442 854,342
Rexford Industrial Realty, Inc. ................ 58,371 3,529,111
Ryman Hospitality Properties, Inc. ............. 23,869 2,214,327
Sabra Health Care REIT, Inc. ................. 91,402 1,088,598
SITE Centers Corp. ....................... 104,543 1,397,740
SL Green Realty Corp. ..................... 30,146 1,026,471
STAG Industrial, Inc. ...................... 37,370 1,257,127
Sunstone Hotel Investors, Inc. ................ 72,481 766,124
Uniti Group, Inc. ......................... 307,544 1,688,417
Xenia Hotels & Resorts, Inc. ................. 62,912 883,284
86,498,833
a
Food & Staples Retailing  — 1.4%
Andersons, Inc. (The) ...................... 20,116 917,893
BJ's Wholesale Club Holdings, Inc.
(a)
............ 49,061 3,522,580
Casey's General Stores, Inc. ................. 21,160 4,400,222
Chefs' Warehouse, Inc. (The)
(a)
............... 21,305 693,478
Grocery Outlet Holding Corp.
(a)
................ 24,817 671,300
PriceSmart, Inc. .......................... 13,994 975,662
SpartanNash Co. ......................... 32,077 858,380
Sprouts Farmers Market, Inc.
(a)
................ 93,874 2,843,443
U.S. Foods Holding Corp.
(a)
.................. 109,772 4,119,743
United Natural Foods, Inc.
(a)
.................. 31,440 1,280,551
20,283,252
a
Food Products  — 1.3%
B&G Foods, Inc. ......................... 60,774 770,006
Cal-Maine Foods, Inc. ...................... 14,257 809,798
Flowers Foods, Inc. ....................... 121,400 3,384,632
Fresh Del Monte Produce, Inc. ................ 27,317 854,476
Freshpet, Inc.
(a)(b)
......................... 24,132 1,500,528
Hain Celestial Group, Inc. (The)
(a) (b)
............. 66,976 1,194,182
Hostess Brands, Inc., Class A
(a)(b)
.............. 32,979 814,581
Ingredion, Inc. ........................... 45,775 4,550,035

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Food Products (continued)
Lancaster Colony Corp. .................... 3,848 $ 738,739
Mission Produce, Inc.
(a)
..................... 62,572 720,829
Post Holdings, Inc.
(a)
....................... 11,235 1,010,701
Simply Good Foods Co. (The)
(a)(b)
.............. 20,248 775,296
TreeHouse Foods, Inc.
(a)(b)
................... 28,651 1,397,882
Vital Farms, Inc.
(a)
........................ 50,006 808,097
19,329,782
a
Gas Utilities  — 1.1%
Chesapeake Utilities Corp. .................. 5,003 640,834
National Fuel Gas Co. ..................... 40,107 2,297,329
New Jersey Resources Corp. ................. 73,056 3,728,048
Northwest Natural Holding Co. ................ 35,346 1,708,626
ONE Gas, Inc. ........................... 45,667 3,660,667
Southwest Gas Holdings, Inc. ................ 30,447 1,918,465
Spire, Inc. .............................. 29,042 2,044,557
15,998,526
a
Health Care Equipment & Supplies  — 3.0%
Alphatec Holdings, Inc.
(a)
.................... 69,720 1,032,553
AngioDynamics, Inc.
(a)
..................... 57,705 714,388
Artivion, Inc.
(a)
........................... 56,978 754,389
AtriCure, Inc.
(a)
.......................... 25,819 994,031
Cardiovascular Systems, Inc.
(a)
................ 38,253 753,967
Cerus Corp.
(a)
........................... 248,265 710,038
CONMED Corp. .......................... 11,197 1,077,039
Embecta Corp. .......................... 24,965 797,632
Envista Holdings Corp.
(a)
.................... 53,344 2,062,279
Establishment Labs Holdings, Inc.
(a)(b)
........... 11,764 843,008
Glaukos Corp.
(a)
.......................... 19,814 935,815
Globus Medical, Inc., Class A
(a)
............... 15,052 878,134
Haemonetics Corp.
(a)
...................... 22,330 1,736,604
Heska Corp.
(a)
........................... 9,088 740,036
Inari Medical, Inc.
(a)
....................... 21,077 1,185,792
Inogen, Inc.
(a)
........................... 32,870 515,073
Inspire Medical Systems, Inc.
(a)
............... 9,015 2,343,269
Integer Holdings Corp.
(a)
.................... 10,741 805,360
Integra LifeSciences Holdings Corp.
(a)(b)
.......... 22,598 1,256,901
iRhythm Technologies, Inc.
(a)
................. 10,770 1,267,414
Lantheus Holdings, Inc.
(a)
................... 21,139 1,563,440
LivaNova PLC
(a)
.......................... 16,773 793,698
Merit Medical Systems, Inc.
(a)
................. 32,884 2,320,953
Neogen Corp.
(a)
.......................... 46,692 825,981
Nevro Corp.
(a)
........................... 19,088 600,127
Orthofix Medical, Inc.
(a)
..................... 35,916 739,870
Outset Medical, Inc.
(a)(b)
..................... 30,701 700,290
Paragon 28, Inc.
(a)
........................ 42,422 747,051
Penumbra, Inc.
(a)
......................... 14,240 3,702,258
QuidelOrtho Corp.
(a)
....................... 16,914 1,470,503
Shockwave Medical, Inc.
(a)(b)
................. 13,342 2,538,182
SI-BONE, Inc.
(a)
.......................... 45,906 907,791
Sight Sciences, Inc.
(a)
...................... 62,787 689,401
Silk Road Medical, Inc.
(a)
.................... 14,190 751,928
STAAR Surgical Co.
(a)
...................... 15,886 879,925
Tandem Diabetes Care, Inc.
(a)
................ 29,921 1,072,967
TransMedics Group, Inc.
(a)
................... 11,369 910,316
Treace Medical Concepts, Inc.
(a)
............... 34,365 737,473
Varex Imaging Corp.
(a)
..................... 40,827 722,230
44,078,106
a
Health Care Providers & Services  — 2.9%
Acadia Healthcare Co., Inc.
(a)
................. 32,780 2,376,878
Accolade, Inc.
(a)
.......................... 63,774 708,529
AdaptHealth Corp.
(a)
....................... 33,211 531,044
Addus HomeCare Corp.
(a)
................... 7,226 785,033
Security Shares Value
a
Health Care Providers & Services (continued)
Agiliti, Inc.
(a)(b)
........................... 44,102 $ 840,584
agilon health, Inc.
(a)(b)
...................... 70,455 1,494,350
Amedisys, Inc.
(a)
......................... 13,802 1,269,094
AMN Healthcare Services, Inc.
(a)
............... 19,416 1,747,634
Apollo Medical Holdings, Inc.
(a)
................ 21,634 755,027
Brookdale Senior Living, Inc.
(a)
................ 243,176 785,458
Castle Biosciences, Inc.
(a)
................... 29,081 732,260
Chemed Corp. ........................... 4,198 2,189,593
CorVel Corp.
(a)
........................... 7,132 1,285,757
Cross Country Healthcare, Inc.
(a)
.............. 27,705 732,797
Encompass Health Corp. ................... 45,167 2,552,839
Enhabit, Inc.
(a)
........................... 47,957 736,140
Ensign Group, Inc. (The) .................... 17,860 1,598,113
Fulgent Genetics, Inc.
(a)(b)
................... 22,723 745,087
Guardant Health, Inc.
(a)(b)
.................... 27,002 834,092
HealthEquity, Inc.
(a)
........................ 21,674 1,412,494
ModivCare, Inc.
(a)
......................... 7,675 753,608
National Research Corp. .................... 26,350 1,189,966
Oak Street Health, Inc.
(a)(b)
................... 34,797 1,231,814
Option Care Health, Inc.
(a)
................... 46,186 1,416,525
Owens & Minor, Inc.
(a)
...................... 43,227 662,670
Patterson Companies, Inc. .................. 51,262 1,359,468
Premier, Inc., Class A ...................... 80,238 2,582,861
Privia Health Group, Inc.
(a)
................... 39,846 1,112,899
Progyny, Inc.
(a)
........................... 30,153 1,132,547
R1 RCM, Inc.
(a)
.......................... 107,645 1,528,559
RadNet, Inc.
(a)
........................... 35,970 848,352
Select Medical Holdings Corp. ................ 28,921 786,362
Signify Health, Inc., Class A
(a)(b)
............... 36,892 1,062,121
Surgery Partners, Inc.
(a)
.................... 21,082 705,193
Tenet Healthcare Corp.
(a)
.................... 26,165 1,531,437
42,017,185
a
Health Care Technology  — 0.3%
Doximity, Inc., Class A
(a)
.................... 26,622 895,298
NextGen Healthcare, Inc.
(a)
.................. 40,942 741,460
Teladoc Health, Inc.
(a)(b)
..................... 75,262 1,993,690
Veradigm, Inc.
(a)
.......................... 42,589 707,403
4,337,851
a
Hotels, Restaurants & Leisure  — 3.0%
Accel Entertainment, Inc., Class A
(a)
............ 105,083 961,509
Boyd Gaming Corp. ....................... 23,896 1,556,346
Brinker International, Inc.
(a)
.................. 32,485 1,234,430
Cheesecake Factory, Inc. (The) ............... 19,370 725,213
Churchill Downs, Inc.
(b)
..................... 9,519 2,339,580
Dave & Buster's Entertainment, Inc.
(a)
........... 17,319 693,106
Denny's Corp.
(a)
.......................... 59,595 695,474
Dine Brands Global, Inc. .................... 9,986 765,627
DraftKings, Inc., Class A
(a)
................... 128,840 2,429,922
Everi Holdings, Inc.
(a)
...................... 78,607 1,492,747
Hilton Grand Vacations, Inc.
(a)
................ 58,757 2,805,059
Hyatt Hotels Corp., Class A
(a)(b)
................ 16,286 1,893,085
Jack in the Box, Inc. ....................... 9,186 720,182
Light & Wonder, Inc.
(a)
...................... 28,034 1,755,209
Marriott Vacations Worldwide Corp. ............. 16,837 2,575,893
Norwegian Cruise Line Holdings Ltd.
(a)(b)
......... 138,545 2,053,237
Penn Entertainment, Inc.
(a)
................... 47,839 1,460,525
Planet Fitness, Inc., Class A
(a)
................ 41,545 3,367,222
Playa Hotels & Resorts NV
(a)
................. 99,224 885,078
SeaWorld Entertainment, Inc.
(a)(b)
.............. 27,650 1,786,190
Shake Shack, Inc., Class A
(a)
................. 13,445 750,097
Six Flags Entertainment Corp.
(a)
............... 33,105 873,972
Texas Roadhouse, Inc. ..................... 12,011 1,219,597
Travel + Leisure Co. ....................... 43,431 1,821,930

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Wendy's Co. (The) ........................ 83,542 $ 1,834,582
Wingstop, Inc. ........................... 11,118 1,893,951
Wyndham Hotels & Resorts, Inc. .............. 43,727 3,367,854
43,957,617
a
Household Durables  — 1.6%
Cavco Industries, Inc.
(a)
..................... 2,646 754,110
Century Communities, Inc. .................. 21,780 1,302,662
Ethan Allen Interiors, Inc. ................... 29,142 861,146
Helen of Troy Ltd.
(a)
....................... 11,710 1,319,600
Installed Building Products, Inc. ............... 8,776 1,012,575
iRobot Corp.
(a)
........................... 19,569 804,090
KB Home .............................. 42,807 1,509,803
Leggett & Platt, Inc. ....................... 81,088 2,796,725
LGI Homes, Inc.
(a)
........................ 6,718 700,755
MDC Holdings, Inc. ....................... 21,927 811,299
Meritage Homes Corp. ..................... 15,832 1,729,329
Skyline Champion Corp.
(a)
................... 17,475 1,195,465
Sonos, Inc.
(a)(b)
........................... 56,501 1,097,814
Taylor Morrison Home Corp.
(a)
................ 40,307 1,444,200
Tempur Sealy International, Inc. ............... 30,723 1,313,101
Toll Brothers, Inc. ......................... 15,181 909,949
TopBuild Corp.
(a)
......................... 13,224 2,745,170
Tri Pointe Homes, Inc.
(a)
.................... 39,009 929,975
23,237,768
a
Household Products  — 0.1%
Spectrum Brands Holdings, Inc. ............... 12,481 799,033
WD-40 Co. ............................. 4,276 741,587
1,540,620
a
Independent Power and Renewable Electricity Producers  — 0.7%
Clearway Energy, Inc., Class A ................ 26,946 800,566
Clearway Energy, Inc., Class C ............... 73,994 2,324,151
Montauk Renewables, Inc.
(a)(b)
................ 70,358 693,730
NextEra Energy Partners, LP ................. 45,346 3,004,626
Ormat Technologies, Inc.
(b)
.................. 22,608 1,910,828
Sunnova Energy International, Inc.
(a)(b)
........... 52,569 934,677
9,668,578
a
Insurance  — 2.8%
Argo Group International Holdings, Ltd. .......... 35,598 1,034,122
Assured Guaranty Ltd. ..................... 16,722 1,043,620
Axis Capital Holdings Ltd. ................... 46,120 2,800,406
CNO Financial Group, Inc. ................... 136,391 3,494,337
Employers Holdings, Inc. .................... 10,148 450,673
First American Financial Corp. ................ 48,728 2,766,776
Genworth Financial, Inc., Class A
(a)
............. 111,625 695,424
Hanover Insurance Group, Inc. (The) ........... 21,289 2,969,390
Horace Mann Educators Corp. ................ 23,179 856,696
Kemper Corp. ........................... 24,476 1,507,722
Kinsale Capital Group, Inc. .................. 6,120 1,950,444
Lincoln National Corp. ..................... 51,069 1,619,909
Primerica, Inc. ........................... 18,399 3,531,504
ProAssurance Corp. ....................... 30,564 607,918
Reinsurance Group of America, Inc. ............ 25,927 3,745,674
RenaissanceRe Holdings Ltd. ................ 14,941 3,210,821
Ryan Specialty Holdings, Inc., Class A
(a)(b)
........ 28,604 1,204,800
Selective Insurance Group, Inc. ............... 38,655 3,924,642
Trupanion, Inc.
(a)
......................... 13,106 778,234
Unum Group ............................ 68,526 3,052,833
41,245,945
a
Interactive Media & Services  — 0.4%
Bumble, Inc., Class A
(a)
..................... 32,505 785,971
TripAdvisor, Inc.
(a)
........................ 33,350 719,359
Security Shares Value
a
Interactive Media & Services (continued)
Vimeo, Inc.
(a)
............................ 176,936 $ 677,665
Yelp, Inc.
(a)
............................. 30,883 927,108
Ziff Davis, Inc.
(a)
.......................... 26,507 2,093,523
5,203,626
a
Internet & Direct Marketing Retail  — 0.1%
Wayfair, Inc., Class A
(a)(b)
.................... 21,133 855,675
a
IT Services  — 1.7%
Affirm Holdings, Inc., Class A
(a)
................ 54,819 746,635
Concentrix Corp. ......................... 16,989 2,324,775
CSG Systems International, Inc. ............... 35,815 2,012,803
DigitalOcean Holdings, Inc.
(a)(b)
................ 21,035 672,699
DXC Technology Co.
(a)
..................... 88,816 2,463,756
Euronet Worldwide, Inc.
(a)
................... 7,743 842,826
EVERTEC, Inc. .......................... 22,034 811,072
ExlService Holdings, Inc.
(a)
.................. 14,301 2,352,657
Fastly, Inc., Class A
(a)
...................... 49,740 690,889
Kyndryl Holdings, Inc.
(a)
..................... 59,170 928,377
Marqeta, Inc., Class A
(a)
.................... 123,859 718,382
Maximus, Inc. ........................... 11,644 955,739
Perficient, Inc.
(a)
.......................... 9,902 701,062
Shift4 Payments, Inc., Class A
(a)
............... 14,501 935,314
Squarespace, Inc., Class A
(a)
................. 32,272 755,488
Verra Mobility Corp., Class A
(a)
................ 46,470 800,678
Western Union Co. (The) ................... 182,109 2,360,133
WEX, Inc.
(a)
............................. 20,888 4,027,415
25,100,700
a
Leisure Products  — 0.8%
Brunswick Corp. ......................... 23,755 2,076,662
Malibu Boats, Inc., Class A
(a)
................. 13,148 785,724
Mattel, Inc.
(a)
............................ 126,243 2,271,112
Peloton Interactive, Inc., Class A
(a)
............. 68,650 886,958
Polaris, Inc. ............................. 13,619 1,549,161
Topgolf Callaway Brands Corp.
(a)
.............. 96,514 2,237,195
YETI Holdings, Inc.
(a)
...................... 40,560 1,581,029
11,387,841
a
Life Sciences Tools & Services  — 0.7%
10X Genomics, Inc., Class A
(a)(b)
............... 22,872 1,086,878
Adaptive Biotechnologies Corp.
(a)
.............. 78,864 674,287
Azenta, Inc.
(a)
........................... 23,033 1,010,918
Bruker Corp. ............................ 12,181 839,515
CryoPort, Inc.
(a)
.......................... 35,420 767,197
Medpace Holdings, Inc.
(a)
................... 6,753 1,309,272
NeoGenomics, Inc.
(a)
...................... 71,915 1,211,768
Pacific Biosciences of California, Inc.
(a)
.......... 69,055 627,019
Sotera Health Co.
(a)
....................... 43,077 718,955
Syneos Health, Inc., Class A
(a)
................ 42,160 1,695,675
9,941,484
a
Machinery  — 4.2%
AGCO Corp. ............................ 23,799 3,351,137
Alamo Group, Inc. ........................ 8,655 1,578,585
Allison Transmission Holdings, Inc. ............. 51,608 2,451,380
Altra Industrial Motion Corp. ................. 27,622 1,699,582
Astec Industries, Inc. ...................... 16,464 741,374
Barnes Group, Inc. ........................ 20,758 874,742
Chart Industries, Inc.
(a)(b)
.................... 15,854 2,116,509
Columbus McKinnon Corp. .................. 22,679 841,845
Donaldson Co., Inc. ....................... 40,448 2,558,336
Energy Recovery, Inc.
(a)
.................... 48,208 1,063,951
Enerpac Tool Group Corp., Class A ............. 29,132 784,525
EnPro Industries, Inc. ...................... 9,639 1,036,193
ESCO Technologies, Inc. ................... 10,502 978,681

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Machinery (continued)
Evoqua Water Technologies Corp.
(a)
............ 59,513 $ 2,889,951
Federal Signal Corp. ...................... 35,787 1,888,480
Flowserve Corp. ......................... 45,631 1,582,939
Franklin Electric Co., Inc. ................... 22,685 2,168,005
Gates Industrial Corp. PLC
(a)
................. 60,224 845,545
Hillenbrand, Inc. ......................... 26,045 1,227,761
Hyliion Holdings Corp.
(a)
.................... 234,636 664,020
ITT, Inc. ............................... 19,255 1,750,087
John Bean Technologies Corp. ................ 14,442 1,601,473
Lincoln Electric Holdings, Inc. ................ 14,404 2,418,864
Lindsay Corp. ........................... 7,726 1,162,686
Luxfer Holdings PLC ...................... 50,760 841,093
Manitowoc Co., Inc. (The)
(a)(b)
................. 55,610 1,051,585
Middleby Corp. (The)
(a)
..................... 13,838 2,151,671
Mueller Water Products, Inc., Class A ........... 132,597 1,839,120
Oshkosh Corp. .......................... 49,407 4,406,610
Proto Labs, Inc.
(a)
......................... 22,656 712,305
Shyft Group, Inc. (The) ..................... 25,028 648,976
SPX Technologies, Inc.
(a)
.................... 19,365 1,364,071
Tennant Co. ............................ 30,351 2,149,458
Terex Corp.
(a)
........................... 15,871 939,722
Timken Co. (The) ......................... 16,220 1,385,999
Trinity Industries, Inc. ...................... 27,066 755,412
Wabash National Corp. ..................... 34,848 954,835
Watts Water Technologies, Inc., Class A .......... 20,483 3,589,236
61,066,744
a
Media  — 0.8%
Cable One, Inc. .......................... 2,912 2,011,056
EW Scripps Co. (The), Class A
(a)
.............. 62,782 792,309
iHeartMedia, Inc., Class A
(a)
.................. 98,280 713,513
John Wiley & Sons, Inc., Class A .............. 22,140 985,009
New York Times Co. (The), Class A ............. 54,012 2,079,462
Nexstar Media Group, Inc. ................... 13,686 2,544,227
TEGNA, Inc. ............................ 127,185 2,213,019
WideOpenWest, Inc.
(a)
..................... 63,420 693,181
12,031,776
a
Metals & Mining  — 1.4%
Alpha Metallurgical Resources, Inc. ............ 4,375 733,862
Arconic Corp.
(a)
.......................... 38,853 1,027,273
ATI, Inc.
(a)
.............................. 44,929 1,826,364
Commercial Metals Co. ..................... 63,997 3,311,845
Compass Minerals International, Inc. ............ 22,839 879,987
Hecla Mining Co. ......................... 145,234 747,955
Kaiser Aluminum Corp. ..................... 8,524 676,124
Materion Corp. .......................... 12,431 1,388,294
MP Materials Corp., Class A
(a)
................ 22,099 773,465
Piedmont Lithium, Inc.
(a) (b)
................... 10,265 666,199
Royal Gold, Inc. .......................... 33,980 4,036,484
Ryerson Holding Corp. ..................... 18,927 680,047
Schnitzer Steel Industries, Inc., Class A .......... 37,718 1,233,001
United States Steel Corp. ................... 65,451 2,004,764
19,985,664
a
Mortgage Real Estate Investment Trusts (REITs)  — 0.5%
AGNC Investment Corp. .................... 169,545 1,842,954
Hannon Armstrong Sustainable Infrastructure Capital,
Inc. ................................ 50,127 1,574,489
KKR Real Estate Finance Trust, Inc. ............ 49,544 718,388
Starwood Property Trust, Inc. ................. 128,050 2,453,438
6,589,269
a
Security Shares Value
a
Multiline Retail  — 0.5%
Big Lots, Inc. ............................ 44,940 $ 644,889
Dillard's, Inc., Class A
(b)
..................... 1,877 668,982
Franchise Group, Inc., Class A ................ 26,655 741,276
Kohl's Corp. ............................ 45,305 1,270,352
Macy's, Inc. ............................ 106,896 2,187,092
Nordstrom, Inc. .......................... 51,919 1,011,382
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.......... 12,623 726,327
7,250,300
a
Multi-Utilities  — 0.3%
Avista Corp. ............................ 76,973 3,165,130
Unitil Corp. ............................. 13,942 757,329
3,922,459
a
Oil, Gas & Consumable Fuels  — 3.2%
Antero Midstream Corp. .................... 178,291 1,879,187
Antero Resources Corp.
(a)
................... 110,486 2,894,733
Berry Corp. ............................. 83,185 784,435
California Resources Corp. .................. 24,385 1,029,047
Callon Petroleum Co.
(a)(b)
.................... 19,452 753,960
Chord Energy Corp. ....................... 15,544 2,092,533
Civitas Resources, Inc. ..................... 20,057 1,407,400
Clean Energy Fuels Corp.
(a)(b)
................. 149,608 837,805
CNX Resources Corp.
(a)
.................... 107,247 1,646,241
Delek U.S. Holdings, Inc. ................... 40,148 1,010,525
Denbury, Inc.
(a)
.......................... 15,792 1,316,579
DT Midstream, Inc. ........................ 60,494 3,036,799
EnLink Midstream LLC ..................... 150,605 1,695,812
Enviva, Inc. ............................. 24,457 1,065,347
Equitrans Midstream Corp. .................. 181,964 1,097,243
Excelerate Energy, Inc. ..................... 34,316 741,569
Green Plains, Inc.
(a)
....................... 13,938 483,230
Kinetik Holdings, Inc., Class A ................ 25,777 766,866
Kosmos Energy Ltd.
(a)
...................... 330,662 2,602,310
Matador Resources Co. .................... 30,496 1,640,380
Murphy Oil Corp. ......................... 60,395 2,356,613
New Fortress Energy, Inc., Class A ............. 19,165 632,253
Par Pacific Holdings, Inc.
(a)
.................. 29,503 819,593
PBF Energy, Inc., Class A ................... 36,016 1,574,259
PDC Energy, Inc. ......................... 43,196 2,898,884
Permian Resources Corp., Class A ............. 92,051 995,071
Range Resources Corp. .................... 107,213 2,888,318
SM Energy Co. .......................... 51,992 1,534,284
Southwestern Energy Co.
(a)
.................. 397,951 2,109,140
Talos Energy, Inc.
(a)
....................... 41,032 730,780
Uranium Energy Corp.
(a)
.................... 189,785 702,205
World Fuel Services Corp. ................... 36,368 998,302
47,021,703
a
Paper & Forest Products  — 0.2%
Louisiana-Pacific Corp. ..................... 30,217 1,767,997
Sylvamo Corp. .......................... 16,535 815,671
2,583,668
a
Personal Products  — 0.3%
BellRing Brands, Inc.
(a)
..................... 31,361 968,428
Coty, Inc., Class A
(a)
....................... 96,414 1,089,478
Edgewell Personal Care Co. ................. 27,859 1,189,579
Herbalife Nutrition Ltd.
(a)
.................... 37,321 722,162
Medifast, Inc. ........................... 6,739 755,644
4,725,291
a
Pharmaceuticals  — 1.4%
Aclaris Therapeutics, Inc.
(a)
.................. 57,251 713,347
Amphastar Pharmaceuticals, Inc.
(a)
............. 24,074 766,998
Arvinas, Inc.
(a)
........................... 22,142 678,652

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Pharmaceuticals (continued)
ATAI Life Sciences NV
(a)(b)
................... 412,973 $ 693,795
Atea Pharmaceuticals, Inc.
(a)
................. 181,535 642,634
Axsome Therapeutics, Inc.
(a)(b)
................ 14,208 968,844
Cassava Sciences, Inc.
(a)(b)
.................. 28,449 702,690
Collegium Pharmaceutical, Inc.
(a)
.............. 28,429 754,221
Corcept Therapeutics, Inc.
(a)
................. 33,832 704,721
DICE Therapeutics, Inc.
(a) (b)
.................. 25,657 765,605
Fulcrum Therapeutics, Inc.
(a)
................. 59,297 358,154
Harmony Biosciences Holdings, Inc.
(a)
........... 15,181 668,419
Intra-Cellular Therapies, Inc.
(a)
................ 33,071 1,621,471
NGM Biopharmaceuticals, Inc.
(a)
............... 161,990 767,833
Nuvation Bio, Inc., Class A
(a)(b)
................ 355,520 689,709
Organon & Co. .......................... 73,743 1,805,966
Perrigo Co. PLC ......................... 57,164 2,154,511
Pliant Therapeutics, Inc.
(a)(b)
.................. 28,711 914,732
Provention Bio, Inc.
(a)
...................... 80,045 664,373
Reata Pharmaceuticals, Inc., Class A
(a)(b)
......... 17,679 551,054
Revance Therapeutics, Inc.
(a)
................. 39,663 1,376,306
Tarsus Pharmaceuticals, Inc.
(a)
................ 46,991 727,891
Tilray Brands, Inc.
(a)(b)
...................... 246,691 698,136
Ventyx Biosciences, Inc.
(a)
................... 17,060 737,845
21,127,907
a
Professional Services  — 1.9%
ASGN, Inc.
(a)
............................ 28,822 2,559,394
CACI International, Inc., Class A
(a)(b)
............ 4,885 1,431,305
Exponent, Inc. ........................... 12,080 1,243,032
First Advantage Corp.
(a)
..................... 56,459 819,220
FTI Consulting, Inc.
(a)
...................... 19,163 3,520,435
Huron Consulting Group, Inc.
(a)
................ 11,335 795,604
ICF International, Inc. ...................... 15,305 1,522,694
Insperity, Inc. ............................ 12,867 1,596,666
KBR, Inc. .............................. 33,693 1,856,821
Kelly Services, Inc., Class A, NVS ............. 54,251 907,619
Kforce, Inc. ............................. 12,605 787,686
Korn Ferry ............................. 25,966 1,451,240
ManpowerGroup, Inc. ...................... 30,219 2,564,989
NV5 Global, Inc.
(a)
........................ 5,933 624,270
Science Applications International Corp. ......... 12,099 1,290,237
Sterling Check Corp.
(a)(b)
.................... 60,729 772,473
TriNet Group, Inc.
(a)
....................... 32,065 2,657,227
TrueBlue, Inc.
(a)
.......................... 63,832 1,193,658
Upwork, Inc.
(a)
........................... 64,005 725,817
28,320,387
a
Real Estate Management & Development  — 0.8%
Anywhere Real Estate, Inc.
(a)(b)
................ 120,093 695,338
Cushman & Wakefield PLC
(a)
................. 83,384 1,078,989
DigitalBridge Group, Inc., Class A .............. 52,133 639,672
Howard Hughes Corp. (The)
(a)(b)
............... 27,066 2,249,726
Jones Lang LaSalle, Inc.
(a)
................... 23,028 4,017,465
Kennedy-Wilson Holdings, Inc. ................ 44,047 736,025
Marcus & Millichap, Inc. .................... 22,372 768,926
St. Joe Co. (The) ......................... 18,830 806,489
10,992,630
a
Road & Rail  — 1.4%
ArcBest Corp. ........................... 14,479 1,392,880
Avis Budget Group, Inc.
(a)
................... 9,839 2,161,235
Hertz Global Holdings, Inc.
(a)
................. 65,614 1,214,515
Landstar System, Inc. ...................... 22,381 4,046,261
Lyft, Inc., Class A
(a)(b)
....................... 97,728 977,280
RXO, Inc.
(a)
............................. 70,220 1,444,425
Ryder System, Inc. ........................ 26,427 2,587,467
Saia, Inc.
(a)(b)
............................ 9,885 2,677,550
Security Shares Value
a
Road & Rail (continued)
Schneider National, Inc., Class B .............. 41,730 $ 1,170,944
Werner Enterprises, Inc. .................... 50,007 2,322,825
XPO, Inc.
(a)
............................. 29,355 979,283
20,974,665
a
Semiconductors & Semiconductor Equipment  — 2.3%
Ambarella, Inc.
(a)
......................... 11,218 1,057,970
Axcelis Technologies, Inc.
(a)
.................. 11,765 1,512,273
Cirrus Logic, Inc.
(a)
........................ 34,185 3,512,509
Ichor Holdings, Ltd.
(a)
...................... 32,106 1,057,893
Impinj, Inc.
(a)
............................ 5,648 749,038
Kulicke & Soffa Industries, Inc. ................ 32,921 1,754,689
Lattice Semiconductor Corp.
(a)
................ 51,743 4,396,085
MKS Instruments, Inc. ..................... 18,563 1,799,312
Onto Innovation, Inc.
(a)
..................... 31,225 2,575,126
PDF Solutions, Inc.
(a)
...................... 22,445 840,341
Power Integrations, Inc. .................... 23,410 1,925,472
Rambus, Inc.
(a)
.......................... 46,361 2,050,547
Silicon Laboratories, Inc.
(a)
................... 14,283 2,549,944
SiTime Corp.
(a)
........................... 6,009 746,017
SMART Global Holdings, Inc.
(a)(b)
.............. 43,866 732,562
Synaptics, Inc.
(a)
......................... 14,586 1,715,459
Universal Display Corp. .................... 21,827 2,965,198
Veeco Instruments, Inc.
(a)
................... 86,219 1,833,878
33,774,313
a
Software  — 5.4%
A10 Networks, Inc. ........................ 51,406 782,399
ACI Worldwide, Inc.
(a)
...................... 78,117 2,019,324
Adeia, Inc. ............................. 72,227 712,158
Agilysys, Inc.
(a)
.......................... 10,787 861,989
Alarm.com Holdings, Inc.
(a)
.................. 14,302 726,971
Altair Engineering, Inc., Class A
(a)
.............. 31,601 2,024,360
Alteryx, Inc., Class A
(a)(b)
.................... 15,901 1,038,494
Appfolio, Inc., Class A
(a)(b)
................... 6,014 794,209
Appian Corp., Class A
(a)
.................... 16,931 701,790
Asana, Inc., Class A
(a)
...................... 47,416 701,283
Blackbaud, Inc.
(a)(b)
........................ 18,170 1,011,887
Blackline, Inc.
(a)
.......................... 27,304 1,866,501
Box, Inc., Class A
(a)
....................... 77,420 2,581,957
Cerence, Inc.
(a)
.......................... 31,020 849,328
CommVault Systems, Inc.
(a)
.................. 19,112 1,125,315
Dolby Laboratories, Inc., Class A .............. 42,560 3,501,837
DoubleVerify Holdings, Inc.
(a)(b)
................ 36,527 959,564
Duck Creek Technologies, Inc.
(a)
............... 52,374 991,964
E2open Parent Holdings, Inc., Class A
(a)(b)
........ 129,899 805,374
Elastic NV
(a)
............................ 34,040 2,009,041
Envestnet, Inc.
(a)
......................... 14,847 928,086
Everbridge, Inc.
(a)
......................... 22,311 729,123
Five9, Inc.
(a)
............................ 28,531 1,883,046
Freshworks, Inc., Class A
(a)(b)
................. 54,544 814,887
Gitlab, Inc., Class A
(a)(b)
..................... 21,175 932,547
Guidewire Software, Inc.
(a)
................... 36,804 2,584,009
Intapp, Inc.
(a)
............................ 19,663 778,262
InterDigital, Inc. .......................... 14,447 1,054,487
Jamf Holding Corp.
(a)(b)
..................... 36,263 769,501
JFrog Ltd.
(a)(b)
........................... 31,985 735,655
LivePerson, Inc.
(a)
........................ 52,583 532,140
Manhattan Associates, Inc.
(a)
................. 21,196 3,046,925
MicroStrategy, Inc., Class A
(a)(b)
................ 3,350 878,604
Model N, Inc.
(a)
.......................... 30,195 1,002,474
Momentive Global, Inc.
(a)
.................... 96,936 668,858
N-able, Inc.
(a)
............................ 74,691 884,341
nCino, Inc.
(a)
............................ 25,686 699,943
NCR Corp.
(a)
............................ 45,878 1,171,265

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Software (continued)
New Relic, Inc.
(a)
......................... 28,358 $ 2,069,283
Nutanix, Inc., Class A
(a)
..................... 90,752 2,563,744
PagerDuty, Inc.
(a)
......................... 33,500 1,000,310
Paycor HCM, Inc.
(a)(b)
...................... 28,550 707,184
Pegasystems, Inc.
(b)
....................... 19,704 913,872
Progress Software Corp. .................... 44,188 2,538,159
PROS Holdings, Inc.
(a)(b)
.................... 31,911 832,558
Q2 Holdings, Inc.
(a)
........................ 22,535 727,430
Qualys, Inc.
(a)
........................... 8,818 1,041,847
Rapid7, Inc.
(a)
........................... 17,747 839,433
RingCentral, Inc., Class A
(a)
.................. 41,466 1,370,037
Samsara, Inc., Class A
(a)(b)
................... 47,656 793,949
Smartsheet, Inc., Class A
(a)
.................. 43,961 1,935,163
Sprout Social, Inc., Class A
(a)(b)
................ 19,394 1,182,646
SPS Commerce, Inc.
(a)
..................... 17,135 2,581,216
Sumo Logic, Inc.
(a)
........................ 67,894 805,902
Tenable Holdings, Inc.
(a)
.................... 34,816 1,539,912
Teradata Corp.
(a)
......................... 45,973 1,873,859
Varonis Systems, Inc.
(a)
..................... 34,055 922,209
Verint Systems, Inc.
(a)
...................... 44,433 1,660,906
Workiva, Inc., Class A
(a)(b)
................... 30,757 2,743,524
Xperi, Inc.
(a)(b)
........................... 72,811 851,161
Zuora, Inc., Class A
(a)
...................... 94,004 796,214
78,450,416
a
Specialty Retail  — 3.3%
Aaron's Co., Inc. (The) ..................... 57,639 827,120
Abercrombie & Fitch Co., Class A
(a)
............. 25,043 736,515
American Eagle Outfitters, Inc. ................ 54,748 786,729
America's Car-Mart, Inc.
(a)
................... 7,987 678,575
Arko Corp. ............................. 92,586 742,540
Asbury Automotive Group, Inc.
(a)(b)
.............. 7,004 1,590,608
AutoNation, Inc.
(a)
......................... 11,727 1,600,853
Boot Barn Holdings, Inc.
(a)
................... 11,649 902,215
Caleres, Inc. ............................ 29,242 763,509
Camping World Holdings, Inc., Class A
(b)
......... 29,109 664,558
Chico's FAS, Inc.
(a)(b)
....................... 144,961 833,526
Five Below, Inc.
(a)
......................... 21,518 4,396,127
Floor & Decor Holdings, Inc., Class A
(a)(b)
......... 34,098 3,130,537
Foot Locker, Inc. ......................... 39,525 1,728,033
GameStop Corp., Class A
(a)(b)
................. 90,681 1,743,796
Gap, Inc. (The) .......................... 113,497 1,476,596
Genesco, Inc.
(a)
.......................... 16,567 745,018
Group 1 Automotive, Inc.
(b)
................... 8,921 1,972,165
Hibbett, Inc. ............................ 11,715 842,660
Leslie's, Inc.
(a)(b)
.......................... 84,096 1,060,451
Lithia Motors, Inc. ........................ 11,118 2,837,091
MarineMax, Inc.
(a)
......................... 22,523 756,322
Monro, Inc. ............................. 20,115 1,014,601
Murphy USA, Inc.
(b)
....................... 10,465 2,669,517
National Vision Holdings, Inc.
(a)
............... 37,184 1,389,194
ODP Corp. (The)
(a)
........................ 16,161 731,770
Petco Health & Wellness Co., Inc., Class A
(a)(b)
..... 73,449 756,525
RH
(a)(b)
................................ 4,693 1,403,348
Sally Beauty Holdings, Inc.
(a)
................. 58,050 934,024
Signet Jewelers Ltd.
(b)
...................... 21,587 1,546,061
Sleep Number Corp.
(a)
..................... 22,328 889,994
TravelCenters of America, Inc.
(a)
............... 10,530 888,205
Upbound Group, Inc. ...................... 26,755 718,372
Victoria's Secret & Co.
(a)
.................... 28,981 1,148,807
Williams-Sonoma, Inc. ..................... 30,077 3,757,219
48,663,181
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  — 0.4%
Avid Technology, Inc.
(a)(b)
.................... 24,570 $ 714,004
Pure Storage, Inc., Class A
(a)(b)
................ 97,450 2,781,223
Super Micro Computer, Inc.
(a)
................. 10,978 1,075,515
Xerox Holdings Corp. ...................... 114,637 1,890,364
6,461,106
a
Textiles, Apparel & Luxury Goods  — 2.0%
Allbirds, Inc., Class A
(a)(b)
.................... 278,009 795,106
Capri Holdings Ltd.
(a)
...................... 37,685 1,868,045
Carter's, Inc. ............................ 17,999 1,356,945
Columbia Sportswear Co. ................... 22,427 1,955,634
Crocs, Inc.
(a)
............................ 23,917 2,910,938
Deckers Outdoor Corp.
(a)
.................... 11,815 4,919,175
Hanesbrands, Inc. ........................ 236,716 1,344,547
Kontoor Brands, Inc. ....................... 20,786 1,083,990
Levi Strauss & Co., Class A .................. 43,791 785,611
Movado Group, Inc. ....................... 22,331 773,099
Oxford Industries, Inc. ..................... 6,583 774,227
PVH Corp. ............................. 33,760 2,708,902
Ralph Lauren Corp., Class A ................. 14,184 1,676,407
Steven Madden, Ltd. ...................... 41,862 1,519,591
Tapestry, Inc. ............................ 83,394 3,628,473
Under Armour, Inc., Class A
(a)
................. 82,055 814,806
Wolverine World Wide, Inc. .................. 48,186 807,115
29,722,611
a
Thrifts & Mortgage Finance  — 1.0%
Essent Group Ltd. ........................ 27,297 1,172,406
Federal Agricultural Mortgage Corp., Class C ...... 13,863 1,966,605
MGIC Investment Corp. .................... 211,450 2,909,552
Mr Cooper Group, Inc.
(a)
.................... 32,286 1,499,039
New York Community Bancorp, Inc. ............ 168,932 1,500,116
PennyMac Financial Services, Inc. ............. 23,448 1,417,901
Radian Group, Inc. ........................ 95,002 2,028,293
Rocket Companies, Inc., Class A
(a)
............. 83,801 658,676
Walker & Dunlop, Inc. ...................... 9,889 862,617
WSFS Financial Corp. ..................... 11,214 559,691
14,574,896
a
Trading Companies & Distributors  — 2.1%
Air Lease Corp., Class A .................... 31,625 1,368,730
Applied Industrial Technologies, Inc. ............ 8,068 1,152,594
Beacon Roofing Supply, Inc.
(a)
................ 22,271 1,447,615
Boise Cascade Co. ....................... 20,838 1,440,114
Core & Main, Inc., Class A
(a)(b)
................ 31,697 738,857
GATX Corp. ............................ 13,673 1,491,588
GMS, Inc.
(a)
............................. 17,673 1,072,928
Herc Holdings, Inc. ........................ 10,302 1,479,264
McGrath RentCorp ........................ 21,045 2,164,268
MRC Global, Inc.
(a)
........................ 64,682 724,438
NOW, Inc.
(a)
............................ 56,297 723,416
Rush Enterprises, Inc., Class A ............... 16,337 925,981
SiteOne Landscape Supply, Inc.
(a)(b)
............. 24,032 3,564,907
Titan Machinery, Inc.
(a)
..................... 20,924 958,110
Triton International, Ltd., Class A .............. 27,763 1,913,981
Univar Solutions, Inc.
(a)(b)
.................... 35,954 1,249,402
Veritiv Corp. ............................ 7,333 1,110,510
Watsco, Inc. ............................ 9,560 2,913,028
WESCO International, Inc. ................... 22,741 3,765,455
30,205,186
a
Water Utilities  — 0.3%
American States Water Co. .................. 24,881 2,221,873
California Water Service Group ............... 16,826 963,120
Middlesex Water Co. ...................... 7,796 596,394

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Water Utilities (continued)
SJW Group ............................. 11,309 $ 864,460
4,645,847
a
Wireless Telecommunication Services  — 0.2%
Gogo, Inc.
(a)
............................ 47,125 775,677
Shenandoah Telecommunications Co. ........... 40,736 795,167
Telephone and Data Systems, Inc. ............. 68,506 869,341
2,440,185
a
Total Common Stocks — 99.3%
(Cost: $1,454,847,475) ............................... 1,450,023,019
a
Preferred Stocks
Entertainment  — 0 .0%
AMC Entertainment Holdings, Inc., Preferred Equity
Unit Series A
(a)
......................... 313,232 648,390
a
Total Preferred Stocks — 0.0%
(Cost: $650,896) ................................... 648,390
Total Long-Term Investments — 99.3%
(Cost: $1,455,498,371) ............................... 1,450,671,409
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  7.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.81%
(c)(d)(e)
...................... 98,930,217 $ 98,989,575
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.41%
(c)(d)
............................ 5,556,505 5,556,505
a
Total Short-Term Securities — 7.2%
(Cost: $104,469,126) ................................ 104,546,080
Total Investments — 106.5%
(Cost: $1,559,967,497) ............................... 1,555,217,489
Liabilities in Excess of Other Assets — (6.5)% ............... (94,963,272)
Net Assets — 100.0% ................................. $ 1,460,254,217
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/23
  Shares Held
at 02/28/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 85,575,153 $ 13,381,159
(a)
$ — $ 690 $ 32,573 $ 98,989,575 98,930,217 $ 772,988
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 4,174,100 1,382,405
(a)
— — — 5,556,505 5,556,505 61,908 2
$ 690 $ 32,573
$ 104,546,080
$ 834,896 $ 2
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index ............................................................... 45 03/17/23 $ 4,273 $ 53,874
S&P MidCap 400 E-Mini Index ............................................................ 10 03/17/23 2,603 (20,239)
$ 33,635

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
ESG Aware MSCI USA Small-Cap ETF

2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 33,635 $ — $ — $ — $ 33,635
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (24,713) $ — $ — $ — $ (24,713)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 284,261 $ — $ — $ — $ 284,261
Futures contracts
Average notional value of contracts — long ................................................................................... $ 6,344,935
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,446,533,030  $ —  $ —  $ 1,450,023,019
Preferred Stocks ......................................... 648,390  —  —  648,390
Short-Term Securities
Money Market Funds ...................................... 104,546,080  —  —  104,546,080
$ 1,551,727,500  $ —  $ —  $ 1,555,217,489
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 53,874  $ —  $ —  $ 53,874
Liabilities
Equity Contracts ........................................... (20,239) —  —  (20,239)
$ 33,635  $ —  $ —  $ 33,635
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited)
February 28, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .3%
Huntington Ingalls Industries, Inc. .............. 73 $ 15,709
L3Harris Technologies, Inc. .................. 88 18,585
Raytheon Technologies Corp. ................ 489 47,966
Textron, Inc. ............................ 92 6,673
88,933
a
Air Freight & Logistics  —  1 .7%
CH Robinson Worldwide, Inc. ................ 122 12,195
Expeditors International of Washington, Inc. ....... 195 20,389
FedEx Corp. ............................ 31 6,300
United Parcel Service, Inc. , Class B ............ 153 27,921
66,805
a
Auto Components  —  0 .3%
Aptiv PLC
(a)
............................. 71 8,256
Lear Corp. ............................. 28 3,910
12,166
a
Automobiles  —  0 .2%
Ford Motor Co. .......................... 313 3,778
General Motors Co. ....................... 93 3,603
7,381
a
Banks  —  7 .6%
Bank of America Corp. ..................... 1,751 60,059
Citigroup, Inc. ........................... 476 24,129
First Republic Bank ....................... 36 4,428
Huntington Bancshares, Inc. ................. 915 14,018
JPMorgan Chase & Co. .................... 653 93,608
PNC Financial Services Group, Inc. (The) ........ 171 27,004
Regions Financial Corp. .................... 1,076 25,092
SVB Financial Group
(a)
..................... 13 3,745
Truist Financial Corp. ...................... 289 13,569
U.S. Bancorp ........................... 193 9,212
Wells Fargo & Co. ........................ 473 22,122
296,986
a
Beverages  —  4 .6%
Coca-Cola Co. (The) ...................... 1,463 87,063
Keurig Dr Pepper, Inc. ..................... 418 14,442
Molson Coors Beverage Co. , Class B ........... 176 9,361
PepsiCo, Inc. ........................... 402 69,759
180,625
a
Biotechnology  —  3 .4%
AbbVie, Inc. ............................ 323 49,709
Amgen, Inc. ............................ 138 31,969
Biogen, Inc.
(a)
........................... 44 11,874
Gilead Sciences, Inc. ...................... 407 32,776
Regeneron Pharmaceuticals, Inc.
(a)
............. 7 5,323
131,651
a
Building Products  —  2 .0%
Allegion PLC ............................ 67 7,552
Carrier Global Corp. ....................... 373 16,796
Fortune Brands Innovations, Inc. .............. 204 12,638
Johnson Controls International PLC ............ 472 29,604
Lennox International, Inc. ................... 15 3,822
Owens Corning .......................... 77 7,530
77,942
a
Capital Markets  —  5 .2%
Ameriprise Financial, Inc. ................... 24 8,229
Bank of New York Mellon Corp. (The) ........... 336 17,096
Security Shares Value
a
Capital Markets (continued)
BlackRock, Inc.
(b)
......................... 32 $ 22,062
Charles Schwab Corp. (The) ................. 282 21,973
CME Group, Inc. , Class A ................... 21 3,893
Goldman Sachs Group, Inc. (The) ............. 89 31,297
Intercontinental Exchange, Inc. ............... 78 7,940
Invesco Ltd. ............................ 376 6,640
Morgan Stanley .......................... 455 43,908
Nasdaq, Inc. ............................ 253 14,183
Northern Trust Corp. ....................... 83 7,907
State Street Corp. ........................ 146 12,947
T Rowe Price Group, Inc. ................... 37 4,154
202,229
a
Chemicals  —  3 .1%
Air Products and Chemicals, Inc. .............. 15 4,290
Dow, Inc. .............................. 270 15,444
DuPont de Nemours, Inc. ................... 79 5,769
Ecolab, Inc. ............................ 181 28,846
International Flavors & Fragrances, Inc. .......... 116 10,811
Linde PLC ............................. 105 36,579
Mosaic Co. (The) ......................... 112 5,957
PPG Industries, Inc. ....................... 102 13,470
121,166
a
Communications Equipment  —  1 .2%
Cisco Systems, Inc. ....................... 982 47,548
a
Construction Materials  —  0 .1%
Martin Marietta Materials, Inc. ................ 11 3,959
a
Consumer Finance  —  0 .6%
Discover Financial Services .................. 103 11,536
Synchrony Financial ....................... 367 13,106
24,642
a
Containers & Packaging  —  0 .7%
Amcor PLC ............................. 1,379 15,362
Avery Dennison Corp. ...................... 42 7,652
International Paper Co. ..................... 154 5,604
28,618
a
Distributors  —  0 .6%
LKQ Corp. ............................. 375 21,484
a
Diversified Financial Services  —  1 .1%
Berkshire Hathaway, Inc. , Class B
(a)
............ 125 38,148
Equitable Holdings, Inc. .................... 132 4,147
42,295
a
Diversified Telecommunication Services  —  1 .6%
AT&T, Inc. .............................. 1,326 25,075
Verizon Communications, Inc. ................ 1,008 39,120
64,195
a
Electric Utilities  —  2 .2%
Constellation Energy Corp. .................. 47 3,520
Eversource Energy ....................... 329 24,793
Exelon Corp. ............................ 406 16,398
NextEra Energy, Inc. ...................... 558 39,635
84,346
a
Electrical Equipment  —  0 .4%
Eaton Corp. PLC ......................... 38 6,648
Emerson Electric Co. ...................... 54 4,466
Rockwell Automation, Inc. ................... 14 4,129
15,243
a

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Electronic Equipment, Instruments & Components  —  0 .3%
TE Connectivity Ltd. ....................... 30 $ 3,820
Trimble, Inc.
(a)
........................... 152 7,913
11,733
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 318 9,731
Halliburton Co. .......................... 104 3,768
13,499
a
Entertainment  —  0 .4%
Electronic Arts, Inc. ....................... 99 10,983
Warner Bros Discovery, Inc. , Series A
(a)
.......... 261 4,077
15,060
a
Equity Real Estate Investment Trusts (REITs)  —  4 .3%
Alexandria Real Estate Equities, Inc. ............ 45 6,740
American Tower Corp. ..................... 109 21,583
AvalonBay Communities, Inc. ................ 31 5,348
Boston Properties, Inc. ..................... 63 4,125
Crown Castle, Inc. ........................ 156 20,397
Digital Realty Trust, Inc. .................... 105 10,944
Healthpeak Properties, Inc. .................. 294 7,074
Host Hotels & Resorts, Inc. .................. 230 3,864
Iron Mountain, Inc. ........................ 129 6,805
Prologis, Inc. ............................ 270 33,318
Regency Centers Corp. .................... 63 3,963
Ventas, Inc. ............................ 322 15,665
Welltower, Inc. ........................... 254 18,826
Weyerhaeuser Co. ........................ 342 10,688
169,340
a
Food & Staples Retailing  —  0 .4%
Kroger Co. (The) ......................... 295 12,726
Walgreens Boots Alliance, Inc. ................ 110 3,909
16,635
a
Food Products  —  3 .4%
Archer-Daniels-Midland Co. .................. 192 15,283
Bunge Ltd. ............................. 154 14,707
Campbell Soup Co. ....................... 79 4,149
Conagra Brands, Inc. ...................... 190 6,918
General Mills, Inc. ........................ 465 36,972
Hormel Foods Corp. ....................... 159 7,057
Kellogg Co. ............................. 418 27,563
McCormick & Co., Inc. , NVS ................. 98 7,283
Mondelez International, Inc. , Class A ............ 198 12,906
132,838
a
Gas Utilities  —  0 .3%
UGI Corp. .............................. 320 11,914
a
Health Care Equipment & Supplies  —  2 .3%
Abbott Laboratories ....................... 409 41,603
Baxter International, Inc. .................... 107 4,275
Becton Dickinson and Co. ................... 45 10,555
Medtronic PLC .......................... 144 11,923
STERIS PLC ............................ 68 12,786
Stryker Corp. ........................... 15 3,943
Teleflex, Inc. ............................ 16 3,812
88,897
a
Health Care Providers & Services  —  5 .1%
Centene Corp.
(a)
......................... 55 3,762
Cigna Corp. (The) ........................ 100 29,210
CVS Health Corp. ........................ 234 19,548
HCA Healthcare, Inc. ...................... 33 8,034
Security Shares Value
a
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings ........... 44 $ 10,532
Quest Diagnostics, Inc. ..................... 101 13,974
UnitedHealth Group, Inc. .................... 237 112,798
197,858
a
Hotels, Restaurants & Leisure  —  0 .7%
Aramark ............................... 104 3,827
McDonald's Corp. ........................ 23 6,070
MGM Resorts International .................. 90 3,871
Starbucks Corp. .......................... 147 15,007
28,775
a
Household Products  —  2 .7%
Clorox Co. (The) ......................... 37 5,751
Colgate-Palmolive Co. ..................... 202 14,807
Kimberly-Clark Corp. ...................... 152 19,008
Procter & Gamble Co. (The) ................. 481 66,166
105,732
a
Industrial Conglomerates  —  1 .5%
3M Co. ................................ 250 26,935
Honeywell International, Inc. ................. 169 32,360
59,295
a
Insurance  —  2 .9%
Allstate Corp. (The) ....................... 41 5,280
American International Group, Inc. ............. 69 4,217
Arch Capital Group Ltd.
(a)
................... 86 6,020
Chubb Ltd. ............................. 72 15,194
Hartford Financial Services Group, Inc. (The) ...... 73 5,714
Marsh & McLennan Companies, Inc. ............ 67 10,863
MetLife, Inc. ............................ 55 3,945
Prudential Financial, Inc. .................... 380 38,000
Travelers Companies, Inc. (The) ............... 123 22,770
112,003
a
Internet & Direct Marketing Retail  —  0 .1%
eBay, Inc. .............................. 82 3,764
a
IT Services  —  2 .7%
Accenture PLC , Class A .................... 99 26,290
Akamai Technologies, Inc.
(a)
.................. 90 6,534
Fidelity National Information Services, Inc. ........ 236 14,955
Fiserv, Inc.
(a)
............................ 140 16,113
International Business Machines Corp. .......... 266 34,394
Twilio, Inc. , Class A
(a)
...................... 83 5,578
103,864
a
Leisure Products  —  0 .3%
Hasbro, Inc. ............................ 243 13,367
a
Life Sciences Tools & Services  —  0 .2%
Illumina, Inc.
(a)
........................... 29 5,777
a
Machinery  —  3 .6%
Caterpillar, Inc. .......................... 108 25,872
Cummins, Inc. ........................... 112 27,225
Dover Corp. ............................ 81 12,142
Fortive Corp. ............................ 140 9,332
Graco, Inc. ............................. 56 3,894
IDEX Corp. ............................. 60 13,499
Illinois Tool Works, Inc. ..................... 33 7,694
Ingersoll Rand, Inc. ....................... 142 8,246
Pentair PLC ............................ 365 20,418
Xylem, Inc. ............................. 124 12,729
141,051
a

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Media  —  1 .0%
Comcast Corp. , Class A .................... 814 $ 30,256
Interpublic Group of Companies, Inc. (The) ....... 159 5,651
Paramount Global , Class B , NVS .............. 215 4,605
40,512
a
Metals & Mining  —  1 .0%
Alcoa Corp. ............................. 81 3,964
Freeport-McMoRan, Inc. .................... 207 8,481
Newmont Corp. .......................... 244 10,641
Nucor Corp. ............................ 60 10,046
Steel Dynamics, Inc. ....................... 51 6,432
39,564
a
Multiline Retail  —  0 .6%
Target Corp. ............................ 134 22,579
a
Multi-Utilities  —  2 .1%
Consolidated Edison, Inc. ................... 263 23,499
Public Service Enterprise Group, Inc. ........... 716 43,268
Sempra Energy .......................... 101 15,146
81,913
a
Oil, Gas & Consumable Fuels  —  7 .9%
Chevron Corp. ........................... 393 63,183
ConocoPhillips .......................... 366 37,826
EOG Resources, Inc. ...................... 137 15,484
EQT Corp. ............................. 136 4,512
Exxon Mobil Corp. ........................ 826 90,786
Kinder Morgan, Inc. , Class P ................. 370 6,312
Marathon Petroleum Corp. .................. 118 14,585
Occidental Petroleum Corp. .................. 126 7,379
ONEOK, Inc. ............................ 469 30,696
Ovintiv, Inc. ............................. 271 11,591
Phillips 66 .............................. 92 9,435
Pioneer Natural Resources Co. ............... 28 5,611
Valero Energy Corp. ....................... 88 11,592
308,992
a
Pharmaceuticals  —  6 .1%
Bristol-Myers Squibb Co. .................... 572 39,445
Johnson & Johnson ....................... 517 79,236
Merck & Co., Inc. ......................... 639 67,887
Pfizer, Inc. ............................. 1,237 50,185
236,753
a
Professional Services  —  0 .2%
Leidos Holdings, Inc. ...................... 79 7,668
a
Road & Rail  —  0 .4%
CSX Corp. ............................. 221 6,738
Norfolk Southern Corp. ..................... 38 8,543
15,281
a
Semiconductors & Semiconductor Equipment  —  5 .8%
Analog Devices, Inc. ....................... 39 7,155
Applied Materials, Inc. ..................... 97 11,267
Broadcom, Inc. .......................... 64 38,035
Intel Corp. ............................. 1,090 27,174
Lam Research Corp. ...................... 35 17,010
Marvell Technology, Inc. .................... 235 10,610
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. ..................... 199 $ 11,506
NXP Semiconductors NV ................... 117 20,882
ON Semiconductor Corp.
(a)
.................. 48 3,716
QUALCOMM, Inc. ........................ 142 17,541
Texas Instruments, Inc. ..................... 331 56,750
Wolfspeed, Inc.
(a)
......................... 49 3,625
225,271
a
Software  —  1 .0%
Black Knight, Inc.
(a)
........................ 68 4,053
Gen Digital, Inc. .......................... 311 6,068
Oracle Corp. ............................ 219 19,140
Roper Technologies, Inc. .................... 19 8,174
37,435
a
Specialty Retail  —  1 .6%
Best Buy Co., Inc. ........................ 160 13,298
Lowe's Companies, Inc. .................... 159 32,714
TJX Companies, Inc. (The) .................. 194 14,860
60,872
a
Technology Hardware, Storage & Peripherals  —  0 .9%
Hewlett Packard Enterprise Co. ............... 1,408 21,979
HP, Inc. ............................... 353 10,420
Seagate Technology Holdings PLC ............. 57 3,680
36,079
a
Textiles, Apparel & Luxury Goods  —  0 .1%
VF Corp. .............................. 155 3,847
a
Trading Companies & Distributors  —  0 .1%
Fastenal Co. ............................ 87 4,486
a
Water Utilities  —  0 .5%
American Water Works Co., Inc. ............... 33 4,633
Essential Utilities, Inc. ...................... 312 13,347
17,980
a
Total Long-Term Investments — 99.7%
(Cost: $ 4,043,743 ) .................................. 3,888,848
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.41%
(b) (c)
............................ 3,908 3,908
a
Total Short-Term Securities — 0.1%
(Cost: $ 3,908 ) ..................................... 3,908
Total Investments — 99.8%
(Cost: $ 4,047,651 ) .................................. 3,892,756
Other Assets Less Liabilities — 0 .2% ..................... 6,973
Net Assets — 100.0% ................................. $ 3,899,729
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
ESG Aware MSCI USA Value ETF

2023
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
01/31/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/23
  Shares Held
at 02/28/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. $ — $ 3,908
(b)
$ — $ — $ — $ 3,908 3,908 $ 18 $ —
BlackRock, Inc. .... — 43,278 (17,235) (1,748) (2,233) 22,062 32 — —
$ (1,748) $ (2,233)
$ 25,970
$ 18 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,888,848  $ —  $ —  $ 3,888,848
Short-Term Securities
Money Market Funds ...................................... 3,908  —  —  3,908
$ 3,892,756  $ —  $ —  $ 3,892,756

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited)
February 28, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  — 0.9%
CH Robinson Worldwide, Inc. ................ 20,749 $ 2,074,070
Expeditors International of Washington, Inc. ....... 28,052 2,933,117
United Parcel Service, Inc., Class B ............ 128,533 23,455,987
28,463,174
a
Airlines  — 0.0%
Delta Air Lines, Inc.
(a)
...................... 27,958 1,071,910
a
Auto Components  — 0.3%
Aptiv PLC
(a)
............................. 47,560 5,530,277
BorgWarner, Inc. ......................... 41,768 2,100,095
Lear Corp. ............................. 10,335 1,443,283
9,073,655
a
Automobiles  — 3.2%
Rivian Automotive, Inc., Class A
(a)(b)
............. 55,832 1,077,558
Tesla, Inc.
(a)
............................. 473,138 97,329,218
98,406,776
a
Banks  — 1.9%
Citizens Financial Group, Inc. ................ 87,097 3,637,171
First Republic Bank ....................... 32,335 3,977,528
Huntington Bancshares, Inc. ................. 253,216 3,879,269
KeyCorp ............................... 163,776 2,995,463
PNC Financial Services Group, Inc. (The) ........ 71,095 11,227,322
Regions Financial Corp. .................... 164,222 3,829,657
SVB Financial Group
(a)
..................... 10,404 2,997,497
Truist Financial Corp. ...................... 233,983 10,985,502
U.S. Bancorp ........................... 248,818 11,876,083
Webster Financial Corp. .................... 31,109 1,652,510
57,058,002
a
Beverages  — 2.9%
Coca-Cola Co. (The) ...................... 724,189 43,096,487
Keurig Dr Pepper, Inc. ..................... 137,533 4,751,765
PepsiCo, Inc. ........................... 242,856 42,142,802
89,991,054
a
Biotechnology  — 2.1%
Amgen, Inc. ............................ 93,948 21,763,993
Biogen, Inc.
(a)
........................... 25,486 6,877,652
BioMarin Pharmaceutical, Inc.
(a)
............... 32,646 3,251,215
Gilead Sciences, Inc. ...................... 221,092 17,804,539
Vertex Pharmaceuticals, Inc.
(a)
................ 45,248 13,135,042
62,832,441
a
Building Products  — 1.0%
A O Smith Corp. ......................... 22,739 1,492,360
Allegion PLC ............................ 15,339 1,728,859
Carrier Global Corp. ....................... 147,822 6,656,425
Fortune Brands Innovations, Inc. .............. 22,863 1,416,363
Johnson Controls International PLC ............ 121,046 7,592,005
Lennox International, Inc. ................... 5,642 1,437,751
Masco Corp. ............................ 39,584 2,075,389
Owens Corning .......................... 16,474 1,610,992
Trane Technologies PLC .................... 40,695 7,527,354
31,537,498
a
Capital Markets  — 5.2%
Ameriprise Financial, Inc. ................... 18,759 6,431,898
Bank of New York Mellon Corp. (The) ........... 135,054 6,871,548
BlackRock, Inc.
(c)
......................... 26,445 18,231,976
Carlyle Group, Inc. (The) .................... 35,660 1,226,704
Cboe Global Markets, Inc. ................... 18,627 2,350,169
Security Shares Value
a
Capital Markets (continued)
Charles Schwab Corp. (The) ................. 256,071 $ 19,953,052
CME Group, Inc., Class A ................... 63,411 11,753,863
FactSet Research Systems, Inc. ............... 6,692 2,774,169
Franklin Resources, Inc. .................... 52,432 1,545,171
Intercontinental Exchange, Inc. ............... 98,459 10,023,126
Invesco Ltd. ............................ 59,463 1,050,117
LPL Financial Holdings, Inc. .................. 14,074 3,512,307
MarketAxess Holdings, Inc. .................. 6,675 2,279,179
Moody's Corp. ........................... 29,036 8,424,795
Morgan Stanley .......................... 223,443 21,562,249
Nasdaq, Inc. ............................ 60,592 3,396,788
Northern Trust Corp. ....................... 34,813 3,316,634
Raymond James Financial, Inc. ............... 34,119 3,700,547
S&P Global, Inc. ......................... 58,700 20,028,440
State Street Corp. ........................ 64,534 5,722,875
T Rowe Price Group, Inc. ................... 39,620 4,448,534
158,604,141
a
Chemicals  — 2.0%
Celanese Corp. .......................... 19,075 2,217,087
Ecolab, Inc. ............................ 45,244 7,210,536
International Flavors & Fragrances, Inc. .......... 44,757 4,171,352
Linde PLC ............................. 87,065 30,330,834
Mosaic Co. (The) ......................... 60,018 3,192,358
PPG Industries, Inc. ....................... 41,373 5,463,718
Sherwin-Williams Co. (The) .................. 43,396 9,605,705
62,191,590
a
Commercial Services & Supplies  — 0.4%
Copart, Inc.
(a)
........................... 75,564 5,324,240
Republic Services, Inc. ..................... 38,845 5,008,286
Rollins, Inc. ............................. 39,336 1,384,627
11,717,153
a
Communications Equipment  — 1.4%
Cisco Systems, Inc. ....................... 724,156 35,063,633
Motorola Solutions, Inc. .................... 29,497 7,752,107
42,815,740
a
Construction & Engineering  — 0.1%
Quanta Services, Inc. ...................... 25,238 4,073,413
a
Construction Materials  — 0.1%
Martin Marietta Materials, Inc. ................ 10,956 3,942,736
a
Consumer Finance  — 1.0%
Ally Financial, Inc. ........................ 52,644 1,581,952
American Express Co. ..................... 111,925 19,473,831
Discover Financial Services .................. 47,978 5,373,536
Synchrony Financial ....................... 79,419 2,836,052
29,265,371
a
Containers & Packaging  — 0.3%
Amcor PLC ............................. 261,869 2,917,221
Ball Corp. .............................. 55,023 3,092,843
International Paper Co. ..................... 60,391 2,197,628
Westrock Co. ........................... 44,558 1,399,121
9,606,813
a
Distributors  — 0.3%
Genuine Parts Co. ........................ 24,821 4,389,842
LKQ Corp. ............................. 44,741 2,563,212
Pool Corp. ............................. 6,884 2,456,624
9,409,678
a

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Diversified Financial Services  — 0.1%
Equitable Holdings, Inc. .................... 65,594 $ 2,060,963
a
Diversified Telecommunication Services  — 0.9%
Verizon Communications, Inc. ................ 740,323 28,731,936
a
Electric Utilities  — 0.5%
Edison International ....................... 67,412 4,463,349
Eversource Energy ....................... 61,398 4,626,953
Exelon Corp. ............................ 175,172 7,075,197
16,165,499
a
Electrical Equipment  — 0.7%
Eaton Corp. PLC ......................... 70,105 12,263,468
Generac Holdings, Inc.
(a)(b)
................... 11,158 1,339,072
Plug Power, Inc.
(a)(b)
....................... 92,007 1,368,144
Rockwell Automation, Inc. ................... 20,324 5,994,157
20,964,841
a
Electronic Equipment, Instruments & Components  — 0.4%
Cognex Corp. ........................... 30,275 1,435,641
Keysight Technologies, Inc.
(a)
................. 31,476 5,034,901
Trimble, Inc.
(a)
........................... 43,716 2,275,855
Zebra Technologies Corp., Class A
(a)
............ 9,138 2,743,684
11,490,081
a
Energy Equipment & Services  — 0.8%
Baker Hughes Co., Class A .................. 176,534 5,401,941
Halliburton Co. .......................... 160,066 5,799,191
Schlumberger Ltd. ........................ 249,957 13,300,212
24,501,344
a
Entertainment  — 1.5%
Electronic Arts, Inc. ....................... 48,666 5,399,006
Take-Two Interactive Software, Inc.
(a)
............ 29,582 3,240,708
Walt Disney Co. (The)
(a)
.................... 321,360 32,010,669
Warner Bros Discovery, Inc., Series A
(a)(b)
......... 406,877 6,355,419
47,005,802
a
Equity Real Estate Investment Trusts (REITs)  — 2.6%
American Tower Corp. ..................... 82,075 16,251,671
Boston Properties, Inc. ..................... 26,237 1,717,999
Crown Castle, Inc. ........................ 76,336 9,980,932
Equinix, Inc. ............................ 16,312 11,227,060
Healthpeak Properties, Inc. .................. 95,069 2,287,360
Prologis, Inc. ............................ 162,716 20,079,154
SBA Communications Corp., Class A ............ 19,054 4,941,655
Ventas, Inc. ............................ 70,290 3,419,608
Welltower, Inc. ........................... 83,294 6,173,751
Weyerhaeuser Co. ........................ 129,726 4,053,938
80,133,128
a
Food & Staples Retailing  — 0.2%
Kroger Co. (The) ......................... 119,367 5,149,492
a
Food Products  — 0.8%
Bunge Ltd. ............................. 26,406 2,521,773
Campbell Soup Co. ....................... 36,710 1,928,009
Conagra Brands, Inc. ...................... 84,397 3,072,895
General Mills, Inc. ........................ 104,664 8,321,834
Hormel Foods Corp. ....................... 52,826 2,344,418
Kellogg Co. ............................. 45,232 2,982,598
McCormick & Co., Inc., NVS ................. 43,968 3,267,702
24,439,229
a
Gas Utilities  — 0.1%
Atmos Energy Corp. ....................... 24,838 2,801,975
Security Shares Value
a
Gas Utilities (continued)
UGI Corp. .............................. 36,498 $ 1,358,820
4,160,795
a
Health Care Equipment & Supplies  — 1.7%
Align Technology, Inc.
(a)
..................... 13,027 4,031,857
Baxter International, Inc. .................... 89,178 3,562,661
Dentsply Sirona, Inc. ...................... 37,548 1,429,452
Dexcom, Inc.
(a)
.......................... 68,088 7,558,449
Edwards Lifesciences Corp.
(a)
................ 108,838 8,754,929
Hologic, Inc.
(a)
........................... 43,334 3,451,120
IDEXX Laboratories, Inc.
(a)
................... 14,629 6,923,028
Insulet Corp.
(a)
........................... 12,270 3,390,937
Novocure Ltd.
(a)(b)
......................... 16,776 1,291,249
ResMed, Inc. ........................... 25,751 5,484,963
STERIS PLC ............................ 17,599 3,309,140
Teleflex, Inc. ............................ 8,293 1,975,641
51,163,426
a
Health Care Providers & Services  — 2.3%
AmerisourceBergen Corp. ................... 27,303 4,247,255
Cardinal Health, Inc. ....................... 46,208 3,498,408
Cigna Corp. (The) ........................ 53,894 15,742,437
DaVita, Inc.
(a)
............................ 9,498 781,305
Elevance Health, Inc. ...................... 42,150 19,796,591
HCA Healthcare, Inc. ...................... 37,377 9,099,431
Humana, Inc. ........................... 22,281 11,029,541
Laboratory Corp. of America Holdings ........... 15,618 3,738,324
Quest Diagnostics, Inc. ..................... 20,076 2,777,715
70,711,007
a
Hotels, Restaurants & Leisure  — 1.4%
Hilton Worldwide Holdings, Inc. ............... 47,675 6,889,514
McDonald's Corp. ........................ 129,212 34,100,339
Vail Resorts, Inc. ......................... 7,054 1,647,039
42,636,892
a
Household Durables  — 0.0%
Newell Brands, Inc. ....................... 68,449 1,005,516
a
Household Products  — 2.6%
Clorox Co. (The) ......................... 21,651 3,365,431
Colgate-Palmolive Co. ..................... 139,866 10,252,178
Kimberly-Clark Corp. ...................... 59,530 7,444,226
Procter & Gamble Co. (The) ................. 417,719 57,461,426
78,523,261
a
Industrial Conglomerates  — 0.3%
3M Co. ................................ 97,435 10,497,647
a
Insurance  — 3.5%
Aflac, Inc. .............................. 104,126 7,096,187
Allstate Corp. (The) ....................... 46,750 6,020,465
American International Group, Inc. ............. 130,969 8,003,516
Arch Capital Group Ltd.
(a)
................... 65,262 4,568,340
Arthur J Gallagher & Co. .................... 37,166 6,963,050
Assurant, Inc. ........................... 9,040 1,151,606
Chubb Ltd. ............................. 73,163 15,438,856
Hartford Financial Services Group, Inc. (The) ...... 56,073 4,389,394
Loews Corp. ............................ 35,843 2,189,649
Marsh & McLennan Companies, Inc. ............ 87,434 14,176,549
Principal Financial Group, Inc. ................ 43,132 3,862,902
Progressive Corp. (The) .................... 103,133 14,801,648
Prudential Financial, Inc. .................... 65,066 6,506,600
Travelers Companies, Inc. (The) ............... 41,310 7,647,307

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance (continued)
Willis Towers Watson PLC ................... 19,080 $ 4,471,589
107,287,658
a
Interactive Media & Services  — 6.0%
Alphabet, Inc., Class A
(a)
.................... 1,053,058 94,838,403
Alphabet, Inc., Class C, NVS
(a)
................ 965,529 87,187,269
ZoomInfo Technologies, Inc.
(a)(b)
............... 46,607 1,126,491
183,152,163
a
Internet & Direct Marketing Retail  — 0.5%
eBay, Inc. .............................. 95,657 4,390,656
MercadoLibre, Inc.
(a)
....................... 7,960 9,711,200
14,101,856
a
IT Services  — 6.0%
Accenture PLC, Class A .................... 111,093 29,500,746
Automatic Data Processing, Inc. ............... 73,148 16,079,393
International Business Machines Corp. .......... 159,375 20,607,187
Mastercard, Inc., Class A .................... 151,319 53,762,128
Visa, Inc., Class A ........................ 287,006 63,124,100
183,073,554
a
Leisure Products  — 0.0%
Hasbro, Inc. ............................ 22,992 1,264,790
a
Life Sciences Tools & Services  — 2.1%
Agilent Technologies, Inc. ................... 52,014 7,384,428
Bio-Techne Corp. ......................... 27,812 2,020,264
Illumina, Inc.
(a)
........................... 27,640 5,505,888
Mettler-Toledo International, Inc.
(a)
............. 3,930 5,634,480
Thermo Fisher Scientific, Inc. ................. 69,134 37,454,036
Waters Corp.
(a)
.......................... 10,491 3,261,547
West Pharmaceutical Services, Inc. ............ 13,049 4,136,924
65,397,567
a
Machinery  — 2.9%
Caterpillar, Inc. .......................... 91,735 21,975,119
Cummins, Inc. ........................... 24,818 6,032,760
Deere & Co. ............................ 50,543 21,189,647
Dover Corp. ............................ 24,741 3,708,676
Fortive Corp. ............................ 59,309 3,953,538
IDEX Corp. ............................. 13,235 2,977,610
Illinois Tool Works, Inc. ..................... 54,149 12,625,381
Ingersoll Rand, Inc. ....................... 71,378 4,144,921
Otis Worldwide Corp. ...................... 73,668 6,233,786
Pentair PLC ............................ 28,843 1,613,477
Snap-on, Inc. ........................... 9,312 2,315,708
Xylem, Inc. ............................. 31,720 3,256,058
90,026,681
a
Media  — 0.1%
Interpublic Group of Companies, Inc. (The) ....... 68,744 2,443,162
Sirius XM Holdings, Inc.
(b)
................... 137,271 602,619
3,045,781
a
Metals & Mining  — 0.6%
Newmont Corp. .......................... 139,615 6,088,610
Nucor Corp. ............................ 45,222 7,571,972
Steel Dynamics, Inc. ....................... 30,949 3,902,978
17,563,560
a
Mortgage Real Estate Investment Trusts (REITs)  — 0.1%
Annaly Capital Management, Inc. .............. 82,165 1,699,172
a
Multiline Retail  — 0.4%
Target Corp. ............................ 81,141 13,672,259
a
Security Shares Value
a
Multi-Utilities  — 0.5%
Consolidated Edison, Inc. ................... 62,594 $ 5,592,774
Sempra Energy .......................... 55,409 8,309,134
13,901,908
a
Oil, Gas & Consumable Fuels  — 1.8%
Cheniere Energy, Inc. ...................... 39,464 6,209,266
HF Sinclair Corp.
(a)
........................ 26,538 1,319,469
Kinder Morgan, Inc., Class P ................. 356,599 6,083,579
Marathon Petroleum Corp. .................. 82,613 10,210,967
ONEOK, Inc. ............................ 78,900 5,164,005
Phillips 66 .............................. 83,313 8,544,581
Targa Resources Corp. ..................... 37,784 2,799,795
Valero Energy Corp. ....................... 67,958 8,952,107
Williams Companies, Inc. (The) ............... 214,910 6,468,791
55,752,560
a
Personal Products  — 0.3%
Estee Lauder Companies, Inc. (The), Class A ...... 40,767 9,908,419
a
Pharmaceuticals  — 6.7%
Bristol-Myers Squibb Co. .................... 375,008 25,860,552
Catalent, Inc.
(a)
.......................... 30,245 2,063,314
Elanco Animal Health, Inc.
(a)(b)
................ 76,229 874,347
Eli Lilly & Co. ........................... 142,369 44,308,080
Jazz Pharmaceuticals PLC
(a)
................. 11,114 1,560,405
Johnson & Johnson ....................... 460,868 70,632,630
Merck & Co., Inc. ......................... 446,927 47,481,524
Zoetis, Inc., Class A ....................... 82,145 13,718,215
206,499,067
a
Professional Services  — 0.1%
Robert Half International, Inc. ................. 19,372 1,561,771
a
Real Estate Management & Development  — 0.2%
CBRE Group, Inc., Class A
(a)
................. 55,694 4,741,787
a
Road & Rail  — 1.7%
CSX Corp. ............................. 370,602 11,299,655
JB Hunt Transport Services, Inc. .............. 14,569 2,633,929
Knight-Swift Transportation Holdings, Inc., Class A .. 27,065 1,538,375
Norfolk Southern Corp. ..................... 40,810 9,174,904
Old Dominion Freight Line, Inc. ............... 16,554 5,616,110
U-Haul Holding Co., Series N, NVS
(a)
........... 15,327 852,641
Union Pacific Corp. ....................... 108,374 22,463,763
53,579,377
a
Semiconductors & Semiconductor Equipment  — 6.0%
Applied Materials, Inc. ..................... 151,651 17,614,264
Intel Corp. ............................. 727,487 18,136,251
Lam Research Corp. ...................... 24,059 11,692,914
NVIDIA Corp. ........................... 433,637 100,673,166
NXP Semiconductors NV ................... 45,679 8,152,788
Texas Instruments, Inc. ..................... 159,982 27,428,914
183,698,297
a
Software  — 14.4%
Adobe, Inc.
(a)
............................ 81,950 26,547,702
ANSYS, Inc.
(a)
........................... 15,283 4,640,072
Autodesk, Inc.
(a)
.......................... 38,180 7,585,984
Cadence Design Systems, Inc.
(a)
.............. 48,355 9,329,614
Gen Digital, Inc. .......................... 103,337 2,016,105
HubSpot, Inc.
(a)
.......................... 8,135 3,147,106
Intuit, Inc. .............................. 47,072 19,166,777
Microsoft Corp. .......................... 1,248,336 311,359,965
Roper Technologies, Inc. .................... 18,694 8,042,159
Salesforce, Inc.
(a)
......................... 176,275 28,840,353

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Software (continued)
ServiceNow, Inc.
(a)
........................ 35,678 $ 15,418,961
Splunk, Inc.
(a)
........................... 28,565 2,927,912
VMware, Inc., Class A
(a)
.................... 37,412 4,120,184
443,142,894
a
Specialty Retail  — 3.6%
Advance Auto Parts, Inc. .................... 10,564 1,531,357
Best Buy Co., Inc. ........................ 35,632 2,961,376
Burlington Stores, Inc.
(a)
.................... 11,512 2,466,446
CarMax, Inc.
(a)(b)
.......................... 27,920 1,927,597
Home Depot, Inc. (The) .................... 179,657 53,275,487
Lowe's Companies, Inc. .................... 106,594 21,931,715
TJX Companies, Inc. (The) .................. 204,665 15,677,339
Tractor Supply Co. ........................ 19,495 4,547,404
Ulta Beauty, Inc.
(a)
........................ 9,026 4,682,689
109,001,410
a
Technology Hardware, Storage & Peripherals  — 0.3%
Hewlett Packard Enterprise Co. ............... 228,528 3,567,322
HP, Inc. ............................... 177,322 5,234,546
8,801,868
a
Textiles, Apparel & Luxury Goods  — 1.1%
Lululemon Athletica, Inc.
(a)
................... 20,417 6,312,936
Nike, Inc., Class B ........................ 221,931 26,363,184
VF Corp. .............................. 58,530 1,452,715
34,128,835
a
Trading Companies & Distributors  — 0.5%
Fastenal Co. ............................ 100,804 5,197,454
United Rentals, Inc. ....................... 12,217 5,724,031
WW Grainger, Inc. ........................ 8,062 5,388,883
16,310,368
a
Security Shares Value
a
Water Utilities  — 0.2%
American Water Works Co., Inc. ............... 32,074 $ 4,502,548
Essential Utilities, Inc. ...................... 43,525 1,862,000
6,364,548
a
Total Long-Term Investments — 99.6%
(Cost: $2,809,826,382) ............................... 3,057,080,154
a
Short-Term Securities
Money Market Funds  —  0.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.81%
(c)(d)(e)
...................... 4,987,637 4,990,629
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.41%
(c)(d)
............................ 6,796,929 6,796,929
a
Total Short-Term Securities — 0.4%
(Cost: $11,783,568) ................................. 11,787,558
Total Investments — 100.0%
(Cost: $2,821,609,950) ............................... 3,068,867,712
Liabilities in Excess of Other Assets — 0.0% ................ (1,523,984)
Net Assets — 100.0% ................................. $ 3,067,343,728
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/23
  Shares Held
at 02/28/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 40,579,854 $ — $ (35,591,171)
(a)
$ 9,195 $ (7,249) $ 4,990,629 4,987,637 $ 73,308
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 5,325,318 1,471,611
(a)
— — — 6,796,929 6,796,929 125,713 5
BlackRock, Inc. .. 18,098,486 1,462,326 (1,863,372) 505,540 28,996 18,231,976 26,445 255,629 —
$ 514,735 $ 21,747
$ 30,019,534
$ 454,650 $ 5
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index .................................................................. 47 03/17/23 $ 9,342 $ (58,834)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 58,834 $ — $ — $ — $ 58,834
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (6,715) $ — $ — $ — $ (6,715)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (10,623) $ — $ — $ — $ (10,623)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 9,364,650
a

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
ESG MSCI USA Leaders ETF

2023
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,057,080,154  $ —  $ —  $ 3,057,080,154
Short-Term Securities
Money Market Funds ...................................... 11,787,558  —  —  11,787,558
$ 3,068,867,712  $ —  $ —  $ 3,068,867,712
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (58,834) $ —  $ —  $ (58,834)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited)
February 28, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .8%
HEICO Corp. ........................... 16,327 $ 2,703,261
HEICO Corp. , Class A ...................... 3,204 417,001
Howmet Aerospace, Inc. .................... 27,518 1,160,709
L3Harris Technologies, Inc. .................. 6,930 1,463,547
TransDigm Group, Inc. ..................... 2,569 1,911,002
7,655,520
a
Automobiles  —  2 .6%
Ford Motor Co. .......................... 146,891 1,772,974
Lucid Group, Inc.
(a) (b)
....................... 165,751 1,513,307
Rivian Automotive, Inc. , Class A
(a)
.............. 32,912 635,202
Tesla, Inc.
(a)
............................. 98,665 20,296,377
24,217,860
a
Banks  —  2 .4%
Bank of America Corp. ..................... 45,019 1,544,152
First Republic Bank ....................... 16,520 2,032,125
JPMorgan Chase & Co. .................... 77,029 11,042,107
KeyCorp ............................... 57,917 1,059,302
M&T Bank Corp. ......................... 6,327 982,520
PNC Financial Services Group, Inc. (The) ........ 8,135 1,284,679
SVB Financial Group
(a)
..................... 5,341 1,538,796
U.S. Bancorp ........................... 47,217 2,253,667
21,737,348
a
Beverages  —  1 .4%
Brown-Forman Corp. , Class B , NVS ............ 44,200 2,867,254
Coca-Cola Co. (The) ...................... 114,140 6,792,471
Keurig Dr Pepper, Inc. ..................... 31,913 1,102,594
Monster Beverage Corp.
(a)
................... 18,555 1,888,157
12,650,476
a
Biotechnology  —  2 .2%
AbbVie, Inc. ............................ 47,508 7,311,481
Alnylam Pharmaceuticals, Inc.
(a)
............... 5,459 1,045,126
Amgen, Inc. ............................ 9,615 2,227,411
Biogen, Inc.
(a)
........................... 4,802 1,295,868
BioMarin Pharmaceutical, Inc.
(a)
............... 11,010 1,096,486
Exact Sciences Corp.
(a) (b)
.................... 5,628 350,793
Horizon Therapeutics PLC
(a)
................. 1,858 203,432
Moderna, Inc.
(a)
.......................... 8,082 1,121,862
Neurocrine Biosciences, Inc.
(a)
................ 4,190 431,989
Regeneron Pharmaceuticals, Inc.
(a)
............. 3,460 2,631,053
Seagen, Inc.
(a)
........................... 2,550 458,210
Vertex Pharmaceuticals, Inc.
(a)
................ 7,939 2,304,612
20,478,323
a
Building Products  —  0 .2%
A O Smith Corp. ......................... 6,675 438,080
Allegion PLC ............................ 7,352 828,644
Fortune Brands Innovations, Inc. .............. 5,950 368,603
Masco Corp. ............................ 9,003 472,027
2,107,354
a
Capital Markets  —  4 .5%
Ameriprise Financial, Inc. ................... 1,231 422,073
Bank of New York Mellon Corp. (The) ........... 40,385 2,054,789
BlackRock, Inc.
(c)
......................... 6,903 4,759,135
Blackstone, Inc. , NVS ...................... 20,526 1,863,761
Cboe Global Markets, Inc. ................... 7,339 925,962
Charles Schwab Corp. (The) ................. 70,989 5,531,463
CME Group, Inc. , Class A ................... 18,089 3,352,977
FactSet Research Systems, Inc. ............... 2,840 1,177,322
Intercontinental Exchange, Inc. ............... 24,257 2,469,363
Security Shares Value
a
Capital Markets (continued)
Invesco Ltd. ............................ 18,116 $ 319,928
KKR & Co., Inc. .......................... 14,940 841,869
MarketAxess Holdings, Inc. .................. 2,215 756,312
Moody's Corp. ........................... 13,897 4,032,214
Nasdaq, Inc. ............................ 21,511 1,205,907
Northern Trust Corp. ....................... 12,443 1,185,445
Raymond James Financial, Inc. ............... 1,823 197,722
S&P Global, Inc. ......................... 21,313 7,271,996
SEI Investments Co. ....................... 18,854 1,135,953
T Rowe Price Group, Inc. ................... 12,174 1,366,897
Tradeweb Markets, Inc. , Class A ............... 2,023 143,410
41,014,498
a
Chemicals  —  1 .8%
Albemarle Corp. ......................... 3,132 796,499
International Flavors & Fragrances, Inc. .......... 1,321 123,117
PPG Industries, Inc. ....................... 776 102,479
Sherwin-Williams Co. (The) .................. 70,813 15,674,457
16,696,552
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 5,304 2,325,645
Copart, Inc.
(a)
........................... 17,741 1,250,031
Rollins, Inc. ............................. 46,763 1,646,057
5,221,733
a
Communications Equipment  —  1 .7%
Cisco Systems, Inc. ....................... 158,552 7,677,088
Juniper Networks, Inc. ..................... 122,721 3,777,352
Motorola Solutions, Inc. .................... 14,554 3,824,937
15,279,377
a
Consumer Finance  —  0 .5%
American Express Co. ..................... 19,504 3,393,501
Discover Financial Services .................. 9,496 1,063,552
4,457,053
a
Distributors  —  0 .0%
Pool Corp. ............................. 552 196,987
a
Diversified Financial Services  —  0 .6%
Berkshire Hathaway, Inc. , Class B
(a)
............ 15,904 4,853,583
Equitable Holdings, Inc. .................... 17,791 558,993
5,412,576
a
Electric Utilities  —  1 .2%
Edison International ....................... 170,500 11,288,805
a
Electrical Equipment  —  1 .2%
AMETEK, Inc. ........................... 12,595 1,782,948
Eaton Corp. PLC ......................... 30,794 5,386,794
Generac Holdings, Inc.
(a) (b)
................... 4,085 490,241
Plug Power, Inc.
(a) (b)
....................... 94,727 1,408,591
Rockwell Automation, Inc. ................... 7,745 2,284,233
11,352,807
a
Electronic Equipment, Instruments & Components  —  1 .2%
Amphenol Corp. , Class A ................... 14,872 1,152,878
CDW Corp. ............................. 13,509 2,734,492
Cognex Corp. ........................... 6,800 322,456
Keysight Technologies, Inc.
(a)
................. 12,465 1,993,902
TE Connectivity Ltd. ....................... 4,360 555,115
Teledyne Technologies, Inc.
(a) (b)
............... 5,704 2,453,119
Trimble, Inc.
(a)
........................... 26,239 1,366,002

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp. , Class A
(a)
............ 1,373 $ 412,243
10,990,207
a
Entertainment  —  1 .4%
Activision Blizzard, Inc. ..................... 23,307 1,777,159
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 11,183 758,990
Live Nation Entertainment, Inc.
(a)
.............. 8,104 583,974
Netflix, Inc.
(a)
............................ 13,252 4,268,867
Roku, Inc. , Class A
(a)
...................... 1,636 105,833
Take-Two Interactive Software, Inc.
(a)
............ 1,852 202,886
Walt Disney Co. (The)
(a)
.................... 54,552 5,433,925
13,131,634
a
Equity Real Estate Investment Trusts (REITs)  —  6 .7%
American Tower Corp. ..................... 15,353 3,040,048
AvalonBay Communities, Inc. ................ 29,586 5,104,177
Boston Properties, Inc. ..................... 60,125 3,936,985
Crown Castle, Inc. ........................ 20,021 2,617,746
Digital Realty Trust, Inc. .................... 65,909 6,869,695
Equinix, Inc. ............................ 8,728 6,007,221
Equity Residential ........................ 20,541 1,284,223
Essex Property Trust, Inc. ................... 5,402 1,231,980
Extra Space Storage, Inc. ................... 8,035 1,322,963
Healthpeak Properties, Inc. .................. 130,746 3,145,749
Medical Properties Trust, Inc. ................. 93,669 964,791
Prologis, Inc. ............................ 98,483 12,152,802
Public Storage ........................... 10,730 3,207,733
Realty Income Corp. ....................... 61,131 3,909,327
Regency Centers Corp. .................... 20,277 1,275,423
SBA Communications Corp. , Class A ............ 3,896 1,010,428
Simon Property Group, Inc. .................. 12,060 1,472,405
Sun Communities, Inc. ..................... 1,116 159,744
Ventas, Inc. ............................ 17,757 863,878
Welltower, Inc. ........................... 22,010 1,631,381
WP Carey, Inc. .......................... 6,055 491,424
61,700,123
a
Food Products  —  0 .2%
Darling Ingredients, Inc.
(a)
................... 17,310 1,095,204
Hershey Co. (The) ........................ 3,859 919,677
2,014,881
a
Health Care Equipment & Supplies  —  3 .8%
Align Technology, Inc.
(a)
..................... 1,737 537,602
Baxter International, Inc. .................... 1,700 67,915
Becton Dickinson and Co. ................... 6,247 1,465,234
Boston Scientific Corp.
(a)
.................... 49,772 2,325,348
Cooper Companies, Inc. (The) ................ 3,430 1,121,507
Dexcom, Inc.
(a)
.......................... 12,725 1,412,602
Edwards Lifesciences Corp.
(a)
................ 88,845 7,146,692
GE HealthCare Technologies, Inc.
(a)
............ 6,295 478,420
Hologic, Inc.
(a)
........................... 14,591 1,162,027
IDEXX Laboratories, Inc.
(a)
................... 11,547 5,464,502
Insulet Corp.
(a)
........................... 2,323 641,984
Intuitive Surgical, Inc.
(a)
..................... 9,577 2,196,868
Masimo Corp.
(a)
.......................... 1,534 256,654
Medtronic PLC .......................... 48,438 4,010,666
Novocure Ltd.
(a) (b)
......................... 2,386 183,650
ResMed, Inc. ........................... 8,100 1,725,300
Stryker Corp. ........................... 12,238 3,217,126
Teleflex, Inc. ............................ 2,588 616,539
Zimmer Biomet Holdings, Inc. ................ 9,129 1,130,809
35,161,445
a
Security Shares Value
a
Health Care Providers & Services  —  2 .0%
Elevance Health, Inc. ...................... 7,607 $ 3,572,780
Humana, Inc. ........................... 4,417 2,186,503
Laboratory Corp. of America Holdings ........... 1,088 260,424
Molina Healthcare, Inc.
(a)
.................... 578 159,141
Quest Diagnostics, Inc. ..................... 2,649 366,515
UnitedHealth Group, Inc. .................... 25,263 12,023,672
18,569,035
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a) (b)
.............. 4,570 757,066
a
Hotels, Restaurants & Leisure  —  2 .7%
Airbnb, Inc. , Class A
(a) (b)
..................... 918 113,171
Booking Holdings, Inc.
(a)
.................... 758 1,913,192
Caesars Entertainment, Inc.
(a)
................ 5,281 268,064
Chipotle Mexican Grill, Inc.
(a)
................. 588 876,755
Hilton Worldwide Holdings, Inc. ............... 5,357 774,140
Marriott International, Inc. , Class A ............. 4,385 742,118
McDonald's Corp. ........................ 50,640 13,364,402
Starbucks Corp. .......................... 41,335 4,219,890
Vail Resorts, Inc. ......................... 404 94,330
Wynn Resorts Ltd.
(a)
....................... 3,084 334,213
Yum! Brands, Inc. ........................ 17,676 2,247,680
24,947,955
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 5,287 488,942
Garmin Ltd. ............................. 16,625 1,631,411
NVR, Inc.
(a)
............................. 262 1,355,489
PulteGroup, Inc. ......................... 2,115 115,627
3,591,469
a
Household Products  —  0 .7%
Church & Dwight Co., Inc. ................... 8,180 685,321
Clorox Co. (The) ......................... 1,798 279,481
Colgate-Palmolive Co. ..................... 28,664 2,101,071
Procter & Gamble Co. (The) ................. 22,809 3,137,606
6,203,479
a
Industrial Conglomerates  —  0 .2%
General Electric Co. ....................... 18,993 1,608,897
a
Insurance  —  3 .8%
Aflac, Inc. .............................. 72,961 4,972,292
Allstate Corp. (The) ....................... 11,405 1,468,736
American Financial Group, Inc. ............... 19,975 2,678,847
Arch Capital Group Ltd.
(a)
................... 35,937 2,515,590
Arthur J Gallagher & Co. .................... 2,704 506,595
Assurant, Inc. ........................... 5,722 728,926
Brown & Brown, Inc. ....................... 26,946 1,510,862
Chubb Ltd. ............................. 19,067 4,023,519
Cincinnati Financial Corp. ................... 13,114 1,582,860
Erie Indemnity Co. , Class A , NVS .............. 3,277 771,373
Globe Life, Inc. .......................... 6,358 773,705
Hartford Financial Services Group, Inc. (The) ...... 21,926 1,716,367
Markel Corp.
(a)
........................... 1,341 1,783,342
Marsh & McLennan Companies, Inc. ............ 20,371 3,302,954
MetLife, Inc. ............................ 26,789 1,921,575
Progressive Corp. (The) .................... 20,114 2,886,761
Willis Towers Watson PLC ................... 6,131 1,436,861
34,581,165
a
Interactive Media & Services  —  4 .0%
Alphabet, Inc. , Class A
(a)
.................... 72,861 6,561,862
Alphabet, Inc. , Class C , NVS
(a)
................ 186,850 16,872,555
Match Group, Inc.
(a)
....................... 8,429 349,129

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Interactive Media & Services (continued)
Meta Platforms, Inc. , Class A
(a)
................ 69,423 $ 12,144,860
Pinterest, Inc. , Class A
(a)
.................... 9,782 245,626
Snap, Inc. , Class A , NVS
(a)
.................. 22,557 228,953
36,402,985
a
Internet & Direct Marketing Retail  —  3 .1%
Amazon.com, Inc.
(a)
....................... 246,348 23,213,372
eBay, Inc. .............................. 37,884 1,738,876
Etsy, Inc.
(a)
............................. 9,920 1,204,387
MercadoLibre, Inc.
(a)
....................... 2,072 2,527,840
28,684,475
a
IT Services  —  4 .2%
Accenture PLC , Class A .................... 15,061 3,999,448
Automatic Data Processing, Inc. ............... 13,773 3,027,581
Fidelity National Information Services, Inc. ........ 8,016 507,974
Fiserv, Inc.
(a)
............................ 21,334 2,455,330
FleetCor Technologies, Inc.
(a)
................. 3,724 799,878
Gartner, Inc.
(a)
........................... 620 203,242
Global Payments, Inc. ..................... 8,101 908,932
International Business Machines Corp. .......... 976 126,197
Jack Henry & Associates, Inc. ................ 935 153,564
Mastercard, Inc. , Class A .................... 22,282 7,916,572
Okta, Inc. , Class A
(a)
....................... 2,323 165,607
Paychex, Inc. ........................... 23,792 2,626,637
PayPal Holdings, Inc.
(a)
..................... 26,647 1,961,219
Snowflake, Inc. , Class A
(a)
................... 660 101,891
SS&C Technologies Holdings, Inc. ............. 1,763 103,488
VeriSign, Inc.
(a)
.......................... 6,459 1,271,325
Visa, Inc. , Class A
(b)
....................... 55,613 12,231,523
38,560,408
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 7,504 412,795
a
Life Sciences Tools & Services  —  2 .8%
Avantor, Inc.
(a)
........................... 4,675 113,930
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 1,497 715,326
Bio-Techne Corp. ......................... 40,031 2,907,852
Danaher Corp. .......................... 19,084 4,723,863
Illumina, Inc.
(a)
........................... 8,325 1,658,340
IQVIA Holdings, Inc.
(a)
...................... 1,136 236,822
Mettler-Toledo International, Inc.
(a)
............. 2,155 3,089,645
PerkinElmer, Inc. ......................... 15,998 1,992,871
Thermo Fisher Scientific, Inc. ................. 13,696 7,419,945
Waters Corp.
(a)
.......................... 1,012 314,621
West Pharmaceutical Services, Inc. ............ 7,782 2,467,127
25,640,342
a
Machinery  —  2 .6%
Deere & Co. ............................ 1,005 421,336
Fortive Corp. ............................ 42,515 2,834,050
IDEX Corp. ............................. 15,827 3,560,758
Illinois Tool Works, Inc. ..................... 16,153 3,766,234
Ingersoll Rand, Inc. ....................... 17,768 1,031,788
Pentair PLC ............................ 30,784 1,722,057
Stanley Black & Decker, Inc. ................. 4,623 395,775
Westinghouse Air Brake Technologies Corp. ....... 2,125 221,701
Xylem, Inc. ............................. 93,174 9,564,311
23,518,010
a
Media  —  1 .1%
Charter Communications, Inc. , Class A
(a)
......... 4,573 1,681,081
Comcast Corp. , Class A .................... 74,579 2,772,101
Fox Corp. , Class A , NVS .................... 8,500 297,670
Fox Corp. , Class B ........................ 13,600 438,600
Security Shares Value
a
Media (continued)
Liberty Broadband Corp. , Class C , NVS
(a)
........ 26,155 $ 2,266,854
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
26,661 859,017
Paramount Global , Class B , NVS .............. 14,450 309,519
Sirius XM Holdings, Inc.
(b)
................... 240,727 1,056,792
Trade Desk, Inc. (The) , Class A
(a)
.............. 8,755 489,930
10,171,564
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
Annaly Capital Management, Inc. .............. 27,204 562,579
a
Multiline Retail  —  0 .2%
Dollar General Corp. ...................... 9,417 2,036,897
a
Oil, Gas & Consumable Fuels  —  0 .0%
Texas Pacific Land Corp. .................... 147 261,688
a
Personal Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 3,139 762,934
a
Pharmaceuticals  —  6 .5%
Bristol-Myers Squibb Co. .................... 70,602 4,868,714
Catalent, Inc.
(a)
.......................... 9,220 628,988
Elanco Animal Health, Inc.
(a)
.................. 35,105 402,654
Eli Lilly & Co. ........................... 33,397 10,393,814
Jazz Pharmaceuticals PLC
(a)
................. 7,054 990,382
Johnson & Johnson ....................... 65,917 10,102,439
Merck & Co., Inc. ......................... 92,971 9,877,239
Pfizer, Inc. ............................. 194,021 7,871,432
Royalty Pharma PLC , Class A ................ 73,817 2,646,340
Zoetis, Inc. , Class A ....................... 72,408 12,092,136
59,874,138
a
Professional Services  —  0 .5%
Booz Allen Hamilton Holding Corp. , Class A ....... 4,758 450,725
CoStar Group, Inc.
(a)
....................... 15,118 1,068,238
Equifax, Inc. ............................ 5,219 1,057,004
Robert Half International, Inc. ................. 4,980 401,488
Verisk Analytics, Inc. ....................... 7,254 1,241,232
4,218,687
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 28,538 2,429,725
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 2,806 117,852
2,547,577
a
Road & Rail  —  0 .8%
Old Dominion Freight Line, Inc. ............... 6,447 2,187,209
Uber Technologies, Inc.
(a)
................... 38,557 1,282,406
U-Haul Holding Co. , Series N , NVS
(a)
........... 26,515 1,475,029
Union Pacific Corp. ....................... 10,771 2,232,613
7,177,257
a
Semiconductors & Semiconductor Equipment  —  7 .0%
Advanced Micro Devices, Inc.
(a)
............... 44,637 3,507,575
Analog Devices, Inc. ....................... 39,898 7,320,086
Applied Materials, Inc. ..................... 11,585 1,345,598
Broadcom, Inc. .......................... 2,835 1,684,812
Enphase Energy, Inc.
(a)
..................... 20,683 4,354,392
First Solar, Inc.
(a)
......................... 12,010 2,031,371
Intel Corp. ............................. 109,307 2,725,024
KLA Corp. .............................. 4,115 1,561,149
Marvell Technology, Inc. .................... 55,496 2,505,644
NVIDIA Corp. ........................... 84,468 19,610,091
QUALCOMM, Inc. ........................ 38,974 4,814,458
Skyworks Solutions, Inc. .................... 4,092 456,544
SolarEdge Technologies, Inc.
(a)
................ 15,594 4,957,645

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ..................... 43,951 $ 7,535,399
64,409,788
a
Software  —  10 .3%
Adobe, Inc.
(a)
............................ 21,545 6,979,503
ANSYS, Inc.
(a)
........................... 2,244 681,301
Autodesk, Inc.
(a)
.......................... 6,031 1,198,299
Fortinet, Inc.
(a)
........................... 19,856 1,180,241
Intuit, Inc. .............................. 15,126 6,159,005
Microsoft Corp. .......................... 223,375 55,714,192
Oracle Corp. ............................ 54,823 4,791,530
Palo Alto Networks, Inc.
(a)
................... 9,163 1,726,034
Paycom Software, Inc.
(a)
.................... 425 122,850
Roper Technologies, Inc. .................... 3,900 1,677,780
Salesforce, Inc.
(a)
......................... 29,269 4,788,701
ServiceNow, Inc.
(a)
........................ 16,396 7,085,859
Splunk, Inc.
(a)
........................... 5,985 613,463
Tyler Technologies, Inc.
(a)
................... 1,002 321,893
Workday, Inc. , Class A
(a) (b)
................... 3,963 735,018
Zoom Video Communications, Inc. , Class A
(a)
...... 6,898 514,522
94,290,191
a
Specialty Retail  —  2 .4%
Burlington Stores, Inc.
(a)
.................... 3,296 706,168
Home Depot, Inc. (The) .................... 31,265 9,271,323
Lowe's Companies, Inc. .................... 26,182 5,386,947
O'Reilly Automotive, Inc.
(a)
................... 614 509,681
Ross Stores, Inc. ......................... 14,296 1,580,280
TJX Companies, Inc. (The) .................. 47,079 3,606,251
Ulta Beauty, Inc.
(a)
........................ 2,603 1,350,436
22,411,086
a
Technology Hardware, Storage & Peripherals  —  8 .0%
Apple, Inc. ............................. 495,681 73,068,336
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Lululemon Athletica, Inc.
(a)
................... 10,049 3,107,151
Nike, Inc. , Class B ........................ 12,912 1,533,816
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
VF Corp. .............................. 12,711 $ 315,487
4,956,454
a
Trading Companies & Distributors  —  0 .3%
Fastenal Co. ............................ 41,696 2,149,846
WW Grainger, Inc. ........................ 921 615,624
2,765,470
a
Wireless Telecommunication Services  —  0 .1%
T-Mobile U.S., Inc.
(a)
....................... 6,534 929,004
a
Total Long-Term Investments — 99.8%
(Cost: $ 992,248,002 ) ................................ 916,687,290
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.81%
(c) (d) (e)
...................... 12,793,112 12,800,788
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.41%
(c) (d)
............................ 923,307 923,307
a
Total Short-Term Securities — 1.5%
(Cost: $ 13,721,380 ) ................................. 13,724,095
Total Investments — 101.3%
(Cost: $ 1,005,969,382 ) ............................... 930,411,385
Liabilities in Excess of Other Assets — ( 1 .3 ) % ............... (11,590,315)
Net Assets — 100.0% ................................. $ 918,821,070
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/23
  Shares Held
at 02/28/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 3,189,711 $ 9,608,291
(a)
$ — $ 1,147 $ 1,639 $ 12,800,788 12,793,112 $ 84,943
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,301,375 — (378,068)
(a)
— — 923,307 923,307 23,227 1
BlackRock, Inc. ... 3,725,120 953,763 (61,260) 1,312 140,200 4,759,135 6,903 60,019 —
$ 2,459 $ 141,839
$ 18,483,230
$ 168,189 $ 1

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Sector Index ........................................................... 5 03/17/23 $ 643 $ (21,351)
NASDAQ 100 E-Mini Index .............................................................. 5 03/17/23 1,207 66,029
$ 44,678
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 44,678 $ — $ — $ — $ 44,678
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 22,579 $ — $ — $ — $ 22,579
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 44,678 $ — $ — $ — $ 44,678
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,450,088
a

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
Paris-Aligned Climate MSCI USA ETF

2023
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 916,687,290 $ — $ — $ 916,687,290
Short-Term Securities
Money Market Funds ...................................... 13,724,095 — — 13,724,095
$ 930,411,385 $ — $ — $ 930,411,385
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 66,029 $ — $ — $ 66,029
Liabilities
Equity Contracts ........................................... (21,351) — — (21,351)
$ 44,678 $ — $ — $ 44,678
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Financial Statements
Statements of Assets and Liabilities
(unaudited)
February 28, 2023
See notes to financial statements.
iShares
ESG Aware MSCI
USA ETF
iShares
ESG Aware MSCI
USA Growth ETF
iShares
ESG Aware MSCI
USA Small-Cap ETF
iShares
ESG Aware MSCI
USA Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................... $ 19,178,329,894  $ 4,000,662  $ 1,450,671,409  $ 3,866,786
Investments, at value — affiliated
(c)
....................................... 161,514,961  3,570  104,546,080  25,970
Cash ........................................................... 286,986  —  3,281,323  —
Cash pledged:
Futures contracts ................................................. 5,995,000  —  438,000  —
Receivables:
Investments sold ................................................. 974,733,852  206,292  74,193,440  197,753
Securities lending income — affiliated ................................... 14,638  —  186,488  —
Capital shares sold ................................................ 23,438  —  —  —
Dividends — unaffiliated ............................................ 30,212,573  2,541  942,081  8,821
Dividends — affiliated .............................................. 222,193  20  10,613  18
Interest — unaffiliated .............................................. 3,156  —  4,456  —
Total assets ......................................................
20,351,336,691  4,213,085  1,634,273,890  4,099,348
LIABILITIES
Collateral on securities loaned .......................................... 39,723,407  —  98,950,731  —
Payables:
Investments purchased ............................................. 952,532,270  207,201  74,871,471  199,066
Investment advisory fees ............................................ 2,292,469  569  193,234  553
Variation margin on futures contracts .................................... 316,035  —  4,237  —
Total liabilities .....................................................
994,864,181  207,770  174,019,673  199,619
NET ASSETS .....................................................
$ 19,356,472,510  $ 4,005,315  $ 1,460,254,217  $ 3,899,729
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 20,307,073,207  $ 4,066,498  $ 1,508,010,500  $ 4,056,114
Accumulated loss .................................................. (950,600,697) (61,183) (47,756,283) (156,385)
NET ASSETS .....................................................
$ 19,356,472,510  $ 4,005,315  $ 1,460,254,217  $ 3,899,729
NET ASSET VALUE
Shares outstanding ................................................. 220,100,000  160,000  40,800,000  160,000
Net asset value .................................................... $ 87.94  $ 25.03  $ 35.79  $ 24.37
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 38,895,449  $ —  $ 95,642,893  $ —
(b)
Investments, at cost — unaffiliated ..................................... $ 19,522,247,868  $ 4,062,080  $ 1,455,498,371  $ 4,019,448
(c)
Investments, at cost — affiliated ....................................... $ 159,000,070  $ 3,570  $ 104,469,126  $ 28,203

2023
iShares Semi-Annual Report to Shareholders
Statements of Assets and Liabilities
(unaudited) (continued)
February 28, 2023
See notes to financial statements.
iShares
ESG MSCI USA
Leaders ETF
iShares
Paris-Aligned
Climate MSCI USA
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 3,038,848,178  $ 911,928,155
Investments, at value — affiliated
(c)
....................................................................... 30,019,534  18,483,230
Cash ........................................................................................... —  7,025
Cash pledged:
Futures contracts ................................................................................. 611,000  115,000
Receivables:
Investments sold ................................................................................. 11,585,194  —
Securities lending income — affiliated ................................................................... 6,722  21,741
Capital shares sold ................................................................................ —  75,773
Dividends — unaffiliated ............................................................................ 4,911,313  1,057,357
Dividends — affiliated .............................................................................. 23,966  5,042
Interest — unaffiliated .............................................................................. 271  73
Total assets ......................................................................................
3,086,006,178  931,693,396
LIABILITIES
Collateral on securities loaned .......................................................................... 4,988,821  12,796,806
Payables:
Investments purchased ............................................................................. 13,396,787  —
Investment advisory fees ............................................................................ 241,171  70,408
Variation margin on futures contracts .................................................................... 35,671  5,112
Total liabilities .....................................................................................
18,662,450  12,872,326
NET ASSETS .....................................................................................
$ 3,067,343,728  $ 918,821,070
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 2,789,596,237  $ 998,501,567
Accumulated earnings (loss) ........................................................................... 277,747,491  (79,680,497)
NET ASSETS .....................................................................................
$ 3,067,343,728  $ 918,821,070
NET ASSET VALUE
Shares outstanding ................................................................................. 44,550,000  21,250,000
Net asset value .................................................................................... $ 68.85  $ 43.24
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 4,736,808  $ 12,547,564
(b)
Investments, at cost — unaffiliated ..................................................................... $ 2,792,709,727  $ 987,224,420
(c)
Investments, at cost — affiliated ....................................................................... $ 28,900,223  $ 18,744,962

Financial Statements
Statements of Operations
(unaudited)
Six Months Ended February 28, 2023
See notes to financial statements.
iShares
ESG Aware MSCI
USA ETF
iShares
ESG Aware MSCI
USA Growth ETF
(a)
iShares
ESG Aware MSCI
USA Small-Cap ETF
iShares
ESG Aware MSCI
USA Value ETF
(a)
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 173,871,657  $ 3,649  $ 11,073,985  $ 9,826
Dividends — affiliated .............................................. 2,990,312  20  61,908  18
Interest — unaffiliated .............................................. 137,493  —  8,292  —
Securities lending income — affiliated — net ............................... 285,002  —  772,988  —
Foreign taxes withheld ............................................. (71,189) —  (1,781) —
Total investment income ..............................................
177,213,275  3,669  11,915,392  9,844
EXPENSES
Investment advisory ............................................... 15,095,381  569  1,208,696  553
Total expenses .................................................... 15,095,381  569  1,208,696  553
Net investment income ...............................................
162,117,894  3,100  10,706,696  9,291
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (373,252,392) (2,865) (18,057,945) (9,033)
Investments — affiliated ........................................... (13,128,517) —  690  (1,748)
Capital gain distributions from underlying funds — affiliated ................... 56  —  2  —
Futures contracts ............................................... (1,007,937) —  (24,713) —
In-kind redemptions — unaffiliated
(b)
................................... 732,561,646  —  45,756,712  —
In-kind redemptions — affiliated
(b)
.................................... 3,715,358  —  —  —
348,888,214  (2,865) 27,674,746  (10,781)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (504,298,808) (61,418) 53,438,080  (152,662)
Investments — affiliated ........................................... 12,965,000  —  32,573  (2,233)
Futures contracts ............................................... 723,886  —  284,261  —
(490,609,922) (61,418) 53,754,914  (154,895)
Net realized and unrealized gain (loss) ....................................
(141,721,708) (64,283) 81,429,660  (165,676)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 20,396,186  $ (61,183) $ 92,136,356  $ (156,385)
(a)
For the period from January 31, 2023 (commencement of operations) to February 28, 2023.
(b)
See Note 2 of the Notes to Financial Statements.

2023
iShares Semi-Annual Report to Shareholders
Statements of Operations
(unaudited) (continued)
Six Months Ended February 28, 2023
See notes to financial statements.
iShares
ESG MSCI USA
Leaders ETF
iShares
Paris-Aligned
Climate MSCI USA
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 24,848,170  $ 5,770,456
Dividends — affiliated .............................................................................. 381,342  83,246
Interest — unaffiliated .............................................................................. 10,941  2,787
Securities lending income — affiliated — net ............................................................... 73,308  84,943
Foreign taxes withheld ............................................................................. (11,624) (303)
Total investment income ..............................................................................
25,302,137  5,941,129
EXPENSES
Investment advisory ............................................................................... 1,483,924  412,867
Total expenses .................................................................................... 1,483,924  412,867
Net investment income ...............................................................................
23,818,213  5,528,262
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (13,175,303) (2,422,219)
Investments — affiliated ........................................................................... (32,129) (858)
Capital gain distributions from underlying funds — affiliated ................................................... 5  1
Futures contracts ............................................................................... (6,715) 22,579
In-kind redemptions — unaffiliated
(a)
................................................................... 84,835,058  442,149
In-kind redemptions — affiliated
(a)
.................................................................... 546,864  3,317
72,167,780  (1,955,031)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (47,341,216) (4,558,880)
Investments — affiliated ........................................................................... 21,747  141,839
Futures contracts ............................................................................... (10,623) 44,678
(47,330,092) (4,372,363)
Net realized and unrealized gain (loss) ....................................................................
24,837,688  (6,327,394)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................................
$ 48,655,901  $ (799,132)
(a)
See Note 2 of the Notes to Financial Statements.

Financial Statements
Statements of Changes in Net Assets
See notes to financial statements.
iShares
ESG Aware MSCI USA ETF
iShares
ESG Aware MSCI
USA Growth ETF
Six Months
Ended
02/28/23
(unaudited)
Year Ended
08/31/22
Period From
01/31/23
(a)
to 02/28/23
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................... $ 162,117,894  $ 310,012,226  $ 3,100
Net realized gain (loss) ........................................................... 348,888,214  397,025,406  (2,865)
Net change in unrealized appreciation (depreciation) ....................................... (490,609,922) (4,350,702,060) (61,418)
Net increase (decrease) in net assets resulting from operations ..................................
20,396,186  (3,643,664,428) (61,183)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ................................
(180,564,390) (290,135,112) —
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................
(2,677,787,489) 3,865,597,340  4,066,498
NET ASSETS
Total increase (decrease) in net assets .................................................. (2,837,955,693) (68,202,200) 4,005,315
Beginning of period ...............................................................
22,194,428,203  22,262,630,403  —
End of period ...................................................................
$ 19,356,472,510  $ 22,194,428,203  $ 4,005,315
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2023
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG Aware MSCI USA Small-Cap ETF
iShares
ESG Aware MSCI
USA Value ETF
Six Months
Ended
02/28/23
(unaudited)
Year Ended
08/31/22
Period From
01/31/23
(a)
to 02/28/23
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................... $ 10,706,696  $ 15,950,050  $ 9,291
Net realized gain (loss) ........................................................... 27,674,746  (13,342,322) (10,781)
Net change in unrealized appreciation (depreciation) ....................................... 53,754,914  (240,102,101) (154,895)
Net increase (decrease) in net assets resulting from operations ..................................
92,136,356  (237,494,373) (156,385)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ................................
(12,425,421) (14,247,210) —
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................
(98,553,855) 631,800,423  4,056,114
NET ASSETS
Total increase (decrease) in net assets .................................................. (18,842,920) 380,058,840  3,899,729
Beginning of period ...............................................................
1,479,097,137  1,099,038,297  —
End of period ...................................................................
$ 1,460,254,217  $ 1,479,097,137  $ 3,899,729
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG MSCI USA Leaders ETF
iShares
Paris-Aligned Climate MSCI USA ETF
Six Months
Ended
02/28/23
(unaudited)
Year Ended
08/31/22
Six Months
Ended
02/28/23
(unaudited)
Period From
02/08/22
(a)
to 08/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 23,818,213  $ 48,701,009  $ 5,528,262  $ 4,479,031
Net realized gain (loss) ......................................... 72,167,780  398,082,579  (1,955,031) (4,078,372)
Net change in unrealized appreciation (depreciation) ..................... (47,330,092) (929,260,080) (4,372,363) (71,140,956)
Net increase (decrease) in net assets resulting from operations ................
48,655,901  (482,476,492) (799,132) (70,740,297)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..............
(25,530,642) (48,112,074) (5,961,621) (2,179,447)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(72,431,774) (430,723,595) 168,700,166  829,801,401
NET ASSETS
Total increase (decrease) in net assets ................................ (49,306,515) (961,312,161) 161,939,413  756,881,657
Beginning of period .............................................
3,116,650,243  4,077,962,404  756,881,657  —
End of period .................................................
$ 3,067,343,728  $ 3,116,650,243  $ 918,821,070  $ 756,881,657
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA ETF
Six Months
Ended
02/28/23
(unaudited)
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Net asset value, beginning of period .......
$ 88.13  $ 103.69  $ 79.74  $ 64.33  $ 63.85  $ 54.15
Net investment income
(a)
............... 0 .69  1 .29  1 .18  1 .22  1 .17  1 .09
Net realized and unrealized gain (loss)
(b)
.....
( 0 .13 ) (15.62) 23.87  15.13  0 .40  9 .52
Net increase (decrease) from investment
operations .........................
0 .56  (14.33) 25.05  16.35  1 .57  10.61
Distributions
(c)
– – – – – –
From net investment income ............ ( 0 .75 ) ( 1 .23 ) ( 1 .10 ) ( 0 .94 ) ( 1 .09 ) ( 0 .80 )
From net realized gains ................ —  —  —  —  —  ( 0 .11 )
Total distributions .....................
( 0 .75 ) ( 1 .23 ) ( 1 .10 ) ( 0 .94 ) ( 1 .09 ) ( 0 .91 )
Net asset value, end of period ............
$ 87.94  $ 88.13  $ 103.69  $ 79.74  $ 64.33  $ 63.85
Total Return
(d)
– – – – – –
Based on net asset value ................
0 .68%
(e)
(13.96) % 31.71% 25.79% 2 .59% 19.79%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .15%
(g)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
1 .62%
(g)
1 .32% 1 .30% 1 .76% 1 .88% 1 .83%
Supplemental Data
Net assets, end of period (000) ............
$ 19,356,473  $ 22,194,428  $ 22,262,630  $ 8,991,145  $ 295,905  $ 98,974
Portfolio turnover rate
(h)
..................
13% 22% 21% 38% 27% 28%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG
Aware MSCI USA
Growth ETF
Period From
01/31/23
(a)
to 02/28/23
(unaudited)
Net asset value, beginning of period .....................................................................................
$ 25.42
Net investment income
(b)
............................................................................................. 0 .02
Net realized and unrealized loss
(c)
.......................................................................................
( 0 .41 )
Net decrease from investment operations ...................................................................................
( 0 .39 )
Net asset value, end of period ..........................................................................................
$ 25.03
Total Return
(d)
–
Based on net asset value ..............................................................................................
( 1 .50 ) %
(e)
Ratios to Average Net Assets
(f)
–
Total expenses .....................................................................................................
0 .18%
(g)
Net investment income ................................................................................................
0 .98%
(g)
Supplemental Data
Net assets, end of period (000) ..........................................................................................
$ 4,005
Portfolio turnover rate
(h)
................................................................................................
5%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Small-Cap ETF
Six Months
Ended
02/28/23
(unaudited)
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Period From
04/10/18
(a)
to 08/31/18
Net asset value, beginning of period ......
$ 33.85  $ 40.26  $ 27.34  $ 26.21  $ 28.76  $ 25.47
Net investment income
(b)
.............. 0 .25  0 .42  0 .35  0 .33  0 .36  0 .12
Net realized and unrealized gain (loss)
(c)
....
1 .98  ( 6 .43 ) 12.95  1 .10  ( 2 .58 ) 3 .23
Net increase (decrease) from investment
operations ........................
2 .23  ( 6 .01 ) 13.30  1 .43  ( 2 .22 ) 3 .35
Distributions from net investment income
(d)
.... ( 0 .29 ) ( 0 .40 ) ( 0 .38 ) ( 0 .30 ) ( 0 .33 ) ( 0 .06 )
Net asset value, end of period ...........
$ 35.79  $ 33.85  $ 40.26  $ 27.34  $ 26.21  $ 28.76
Total Return
(e)
– – – – – –
Based on net asset value ...............
6 .71%
(f)
(15.03) % 48.95% 5 .57% ( 7 .69 ) % 13.16%
(f)
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .17%
(h)
0 .17% 0 .17% 0 .17% 0 .17% 0 .17%
(h)
Net investment income .................
1 .51%
(h)
1 .15% 0 .96% 1 .32% 1 .35% 1 .17%
(h)
Supplemental Data
Net assets, end of period (000) ...........
$ 1,460,254  $ 1,479,097  $ 1,099,038  $ 366,339  $ 57,664  $ 11,506
Portfolio turnover rate
(i)
.................
19% 37% 33% 50% 34% 15%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG
Aware MSCI USA
Value ETF
Period From
01/31/23
(a)
to 02/28/23
(unaudited)
Net asset value, beginning of period .....................................................................................
$ 25.35
Net investment income
(b)
............................................................................................. 0 .06
Net realized and unrealized loss
(c)
.......................................................................................
( 1 .04 )
Net decrease from investment operations ...................................................................................
( 0 .98 )
Net asset value, end of period ..........................................................................................
$ 24.37
Total Return
(d)
–
Based on net asset value ..............................................................................................
( 3 .85 ) %
(e)
Ratios to Average Net Assets
(f)
–
Total expenses .....................................................................................................
0 .18%
(g)
Net investment income ................................................................................................
3 .03%
(g)
Supplemental Data
Net assets, end of period (000) ..........................................................................................
$ 3,900
Portfolio turnover rate
(h)
................................................................................................
5%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG MSCI USA Leaders ETF
Six Months
Ended
02/28/23
(unaudited)
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Period From
05/07/19
(a)
to 08/31/19
Net asset value, beginning of period ......................
$ 68.20  $ 79.65  $ 60.55  $ 50.77  $ 49.23
Net investment income
(b)
.............................. 0 .54  1 .00  0 .94  0 .94  0 .32
Net realized and unrealized gain (loss)
(c)
....................
0 .68  (11.48) 19.08  9 .75  1 .34
Net increase (decrease) from investment operations .............
1 .22  (10.48) 20.02  10.69  1 .66
Distributions from net investment income
(d)
.................... ( 0 .57 ) ( 0 .97 ) ( 0 .92 ) ( 0 .91 ) ( 0 .12 )
Net asset value, end of period ...........................
$ 68.85  $ 68.20  $ 79.65  $ 60.55  $ 50.77
Total Return
(e)
– – – – –
Based on net asset value ...............................
1 .84%
(f)
(13.29) % 33.44% 21.45% 3 .38%
(f)
Ratios to Average Net Assets
(g)
– – – – –
Total expenses ......................................
0 .10%
(h)
0 .10% 0 .10% 0 .10% 0 .11%
(h)
Total expenses after fees waived ..........................
0 .10%
(h)
0 .10% 0 .10% 0 .10% 0 .10%
(h)
Net investment income .................................
1 .61%
(h)
1 .32% 1 .38% 1 .77% 2 .00%
(h)
Supplemental Data
Net assets, end of period (000) ...........................
$ 3,067,344  $ 3,116,650  $ 4,077,962  $ 2,564,228  $ 1,579,065
Portfolio turnover rate
(i)
.................................
2% 10% 12% 9% 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Paris-Aligned Climate MSCI USA
ETF
Six Months
Ended
02/28/23
(unaudited)
Period From
02/08/22
(a)
to 08/31/22
Net asset value, beginning of period .....................................................................
$ 43.50  $ 50.43
Net investment income
(b)
............................................................................. 0 .28  0 .32
Net realized and unrealized loss
(c)
.......................................................................
( 0 .24 ) ( 7 .08 )
Net increase (decrease) from investment operations ............................................................
0 .04  ( 6 .76 )
Distributions from net investment income
(d)
................................................................... ( 0 .30 ) ( 0 .17 )
Net asset value, end of period ..........................................................................
$ 43.24  $ 43.50
Total Return
(e)
– –
Based on net asset value ..............................................................................
0 .12%
(f)
(13.42) %
(f)
Ratios to Average Net Assets
(g)
– –
Total expenses .....................................................................................
0 .10%
(h)
0 .11%
(h)
Total expenses after fees waived .........................................................................
0 .10%
(h)
0 .10%
(h)
Net investment income ................................................................................
1 .35%
(h)
1 .26%
(h)
Supplemental Data
Net assets, end of period (000) ..........................................................................
$ 918,821  $ 756,882
Portfolio turnover rate
(i)
................................................................................
7% 6%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)

2023
iShares Semi-Annual Report to Shareholders
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
ESG Aware MSCI USA ................................................................................................. Diversified
ESG Aware MSCI USA Growth
(a)
.......................................................................................... Non-diversified
ESG Aware MSCI USA Small-Cap ......................................................................................... Diversified
ESG Aware MSCI USA Value
(a)
............................................................................................ Non-diversified
ESG MSCI USA Leaders ................................................................................................ Non-diversified
Paris-Aligned Climate MSCI USA .......................................................................................... Non-diversified
(a)
The Fund commenced operations on January 31, 2023.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
ESG Aware MSCI USA
BNP Paribas SA ................................................. $ 6,504 $ (6,411) $ — $ 93
BofA Securities, Inc. .............................................. 1,033,230 (1,033,230) — —
Citigroup Global Markets, Inc. ........................................ 207,137 (207,137) — —
HSBC Bank PLC ................................................ 3,343,892 (3,343,892) — —
J.P. Morgan Securities LLC ......................................... 14,852,560 (14,852,560) — —
Jefferies LLC ................................................... 225,192 (225,192) — —
Morgan Stanley ................................................. 23,990 (23,990) — —
SG Americas Securities LLC ........................................ 3,261,986 (3,261,986) — —
Toronto-Dominion Bank ............................................ 3,442,866 (3,442,866) — —
UBS AG ...................................................... 6,693,064 (6,563,400) — 129,664
Virtu Americas LLC ............................................... 5,762,280 (5,762,280) — —
Wells Fargo Bank NA ............................................. 42,748 (42,748) — —
$ 38,895,449 $ (38,765,692)
$ —
$ 129,757
a
ESG Aware MSCI USA Small-Cap
Barclays Capital, Inc. ............................................. 1,181,153 (1,181,153) — —
BofA Securities, Inc. .............................................. 11,816,178 (11,816,178) — —
Citigroup Global Markets, Inc. ........................................ 8,719,911 (8,719,911) — —
Credit Suisse Securities (USA) LLC .................................... 54,986 (54,986) — —
HSBC Bank PLC ................................................ 3,982,522 (3,979,695) — 2,827
J.P. Morgan Securities LLC ......................................... 26,762,058 (26,762,058) — —
Jefferies LLC ................................................... 1,591,675 (1,591,675) — —
Morgan Stanley ................................................. 15,957,178 (15,957,178) — —
National Financial Services LLC ...................................... 2,618,144 (2,618,144) — —
Scotia Capital (USA), Inc. .......................................... 2,725,375 (2,725,375) — —
State Street Bank & Trust Co. ........................................ 328,519 (328,023) — 496
Toronto-Dominion Bank ............................................ 5,094,175 (5,094,175) — —
UBS AG ...................................................... 2,566,137 (2,566,137) — —
UBS Securities LLC .............................................. 9,805,548 (9,805,548) — —
Virtu Americas LLC ............................................... 2,439,334 (2,439,334) — —
$ 95,642,893 $ (95,639,570)
$ —
$ 3,323
a
ESG MSCI USA Leaders
BNP Paribas SA ................................................. 8,511 (8,382) — 129
Citigroup Global Markets, Inc. ........................................ 88,705 (88,705) — —
Goldman Sachs & Co. LLC ......................................... 3,305,264 (3,305,264) — —
HSBC Bank PLC ................................................ 988,599 (988,599) — —
J.P. Morgan Securities LLC ......................................... 192,152 (192,152) — —
Jefferies LLC ................................................... 10,044 (10,044) — —
Morgan Stanley ................................................. 50,640 (50,640) — —
Toronto-Dominion Bank ............................................ 70,491 (70,057) — 434
UBS AG ...................................................... 22,402 (21,988) — 414
$ 4,736,808 $ (4,735,831)
$ —
$ 977
a

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Paris-Aligned Climate MSCI USA
Barclays Capital, Inc. ............................................. $ 219,659 $ (216,598) $ — $ 3,061
BofA Securities, Inc. .............................................. 340,367 (340,367) — —
Goldman Sachs & Co. LLC ......................................... 8,557,983 (8,557,983) — —
J.P. Morgan Securities LLC ......................................... 2,867,989 (2,867,989) — —
Jefferies LLC ................................................... 350,017 (350,017) — —
UBS AG ...................................................... 113,442 (113,442) — —
Wells Fargo Securities LLC ......................................... 98,107 (96,831) — 1,276
$ 12,547,564 $ (12,543,227)
$ —
$ 4,337
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of February 28, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
ESG Aware MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
ESG Aware MSCI USA Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18
ESG Aware MSCI USA Small-Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.17
ESG Aware MSCI USA Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18
ESG MSCI USA Leaders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10
Paris-Aligned Climate MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended February 28, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
ESG Aware MSCI USA ................................................................................................ $ 92,635
ESG Aware MSCI USA Small-Cap ........................................................................................ 204,940
ESG MSCI USA Leaders ............................................................................................... 22,102
Paris-Aligned Climate MSCI USA ......................................................................................... 21,329
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
ESG Aware MSCI USA ............................................................ $ 509,304,604  $ 833,214,426  $ (87,907,799)
ESG Aware MSCI USA Small-Cap .................................................... 46,537,487  114,886,129  15,278,567
ESG MSCI USA Leaders ........................................................... 17,886,470  9,678,654  (1,792,643)
Paris-Aligned Climate MSCI USA ..................................................... 36,234,471  30,781,269  (350,874)
iShares ETF Purchases Sales
ESG Aware MSCI USA .............................................................................. $ 2,710,904,245  $ 2,780,263,511
ESG Aware MSCI USA Growth ........................................................................ 300,147  208,702
ESG Aware MSCI USA Small-Cap ...................................................................... 266,784,063  273,737,648
ESG Aware MSCI USA Value .......................................................................... 241,945  200,975
ESG MSCI USA Leaders ............................................................................. 44,894,776  47,204,171
Paris-Aligned Climate MSCI USA ....................................................................... 56,853,737  56,369,511

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
For the six months ended February 28, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of August 31, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions
iShares ETF In-kind Purchases In-kind Sales
ESG Aware MSCI USA .............................................................................. $ 792,246,490  $ 3,485,474,945
ESG Aware MSCI USA Growth ........................................................................ 3,973,500  —
ESG Aware MSCI USA Small-Cap ...................................................................... 73,574,277  169,477,676
ESG Aware MSCI USA Value .......................................................................... 4,013,554  —
ESG MSCI USA Leaders ............................................................................. 239,341,582  312,229,940
Paris-Aligned Climate MSCI USA ....................................................................... 173,819,072  6,008,647
iShares ETF Amounts
ESG Aware MSCI USA ................................................................................................
$ 1,004,082,875
ESG Aware MSCI USA Small-Cap ........................................................................................
65,584,944
ESG MSCI USA Leaders ...............................................................................................
38,766,242
Paris-Aligned Climate MSCI USA .........................................................................................
3,737,069
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Aware MSCI USA .......................................... $ 19,686,913,709  $ 1,437,269,587  $ (1,784,767,930) $ (347,498,343)
ESG Aware MSCI USA Growth .................................... 4,065,650  88,159  (149,577) (61,418)
ESG Aware MSCI USA Small-Cap .................................. 1,568,161,308  146,259,999  (159,170,183) (12,910,184)
ESG Aware MSCI USA Value ...................................... 4,047,651  16,318  (171,213) (154,895)
ESG MSCI USA Leaders ......................................... 2,832,403,119  393,930,973  (157,525,214) 236,405,759
Paris-Aligned Climate MSCI USA ................................... 1,006,262,449  25,713,965  (101,520,351) (75,806,386)

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD
LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31,
2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30,
2023. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Six Months Ended
02/28/23
Year Ended
08/31/22
iShares ETF Shares  Amount  Shares  Amount
ESG Aware MSCI USA
Shares sold ............................................... 9,050,000  $ 784,462,910  76,150,000  $ 7,652,118,218
Shares redeemed ........................................... (40,800,000) (3,462,250,399) (39,000,000) (3,786,520,878)
(31,750,000) $ (2,677,787,489) 37,150,000  $ 3,865,597,340
ESG Aware MSCI USA Growth
(a)
Shares sold ............................................... 160,000  $ 4,066,498  —  $ —
Shares redeemed ........................................... —  —  —  —
160,000  $ 4,066,498  —  $ —

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
02/28/23
Year Ended
08/31/22
iShares ETF Shares  Amount  Shares  Amount
ESG Aware MSCI USA Small-Cap
Shares sold ............................................... 2,250,000  $ 76,192,845  19,800,000  $ 755,585,893
Shares redeemed ........................................... (5,150,000) (174,746,700) (3,400,000) (123,785,470)
(2,900,000) $ (98,553,855) 16,400,000  $ 631,800,423
ESG Aware MSCI USA Value
(a)
Shares sold ............................................... 160,000  $ 4,056,114  —  $ —
Shares redeemed ........................................... —  —  —  —
160,000  $ 4,056,114  —  $ —
ESG MSCI USA Leaders
Shares sold ............................................... 3,600,000  $ 241,292,677  7,950,000  $ 610,710,681
Shares redeemed ........................................... (4,750,000) (313,724,451) (13,450,000) (1,041,434,276)
(1,150,000) $ (72,431,774) (5,500,000) $ (430,723,595)
Paris-Aligned Climate MSCI USA
(b)
Shares sold ............................................... 4,000,000  $ 174,734,604  17,400,000  $ 829,801,401
Shares redeemed ........................................... (150,000) (6,034,438) —  —
3,850,000  $ 168,700,166  17,400,000  $ 829,801,401
(a)
The Fund commenced operations on January 31, 2023.
(b)
The Fund commenced operations on February 8, 2022.

Board Review and Approval of Investment Advisory Contract

2023
iShares Semi-Annual Report to Shareholders
iShares ESG Aware MSCI USA Growth ETF, iShares ESG Aware MSCI USA Value ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory
Agreement. At a meeting held on September 21-22, 2022, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the
Independent Board Members, to approve the Advisory Agreement are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.
Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory
Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The
Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other
Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive”
nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory
Agreement.

Statement Regarding Liquidity Risk Management Program
(unaudited)

2023
iShares Semi-Annual Report to Shareholders
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Aware MSCI USA ETF, iShares ESG Aware MSCI USA Growth ETF, iShares ESG Aware MSCI USA
Small-Cap ETF, iShares ESG Aware MSCI USA Value ETF, iShares ESG MSCI USA Leaders ETF and iShares Paris-Aligned Climate MSCI USA ETF (the “Funds” or
“ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”).  The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size
(“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

General Information

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

2023
iShares Semi-Annual Report to Shareholders
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-SAR-822-0223
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2023
iShares Trust
iShares ESG Advanced MSCI USA ETF | USXF | NASDAQ
2023 Semi-Annual Report
(Unaudited)

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.
Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-
and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker
U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term
U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of February 28, 2023
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
1.26% (7.69)%
U.S. small cap equities
(Russell 2000
®
Index)
3.63 (6.02)
International equities (MSCI
Europe, Australasia, Far East
Index)
12.58 (3.14)
Emerging market equities
(MSCI Emerging Markets
Index)
(2.29) (15.28)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
1.74 2.11
U.S. Treasury securities (ICE
BofA 10-Year U.S. Treasury
Index)
(4.81) (14.06)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(2.13) (9.72)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.66 (5.10)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
2.52 (5.45)
2
This Page is not Part of Your Fund Report

Table of Contents
Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

iShares
®
ESG Advanced MSCI USA ETF
4
2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of February 28, 2023
Investment Objective
The iShares ESG Advanced MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. companies that have a favorable environmental, social and governance rating while applying extensive screens for company involvement in controversial activities, as represented by the MSCI USA Choice ESG Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was June 16, 2020. The first day of secondary market trading was June 18, 2020.
The performance for the Index shown is calculated with gross dividends reinvested since inception.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year Since Inception 1 Year Since Inception
Fund NAV ............................................... 4.73% (6.83) % 10.20% (6.83) % 30.06%
Fund Market .............................................
4.89 (7.09) 10.14 – % (7.09) 29.88
Index .................................................. 4.79 (6.74) 10.36 (6.74) 30.56
Actual Hypothetical 5% Return
Beginning
Account Value
(09/01/22)
Ending
Account Value
(02/28/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(09/01/22)
Ending
Account Value
(02/28/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,047.30  $ 0.51  $ 1,000.00  $ 1,024.30  $ 0.50  0.10%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 40.6%
Health Care ................................... 12.6
Financials ..................................... 12.1
Industrials ..................................... 9.0
Consumer Discretionary ........................... 8.7
Consumer Staples ............................... 5.4
Real Estate .................................... 4.9
Materials ..................................... 3.7
Communication Services ........................... 2.8
Utilities ....................................... 0.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 10.8%
NVIDIA Corp. .................................. 3.5
Visa, Inc., Class A ............................... 2.2
Mastercard , Inc., Class A ........................... 1.9
Home Depot, Inc. (The) ........................... 1.8
Eli Lilly & Co. .................................. 1.5
Broadcom, Inc. ................................. 1.5
Coca-Cola Co. (The) ............................. 1.5
PepsiCo, Inc. .................................. 1.5
Cisco Systems, Inc. .............................. 1.2
aaa aa

About Fund Performance
5
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
February 28, 2023
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)
6
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.3%
Axon Enterprise, Inc.
(a)
..................... 2,631 $ 527,016
HEICO Corp. ........................... 1,698 281,138
HEICO Corp., Class A ...................... 2,861 372,359
Howmet Aerospace, Inc. .................... 14,502 611,694
1,792,207
a
Air Freight & Logistics  — 0.2%
CH Robinson Worldwide, Inc. ................ 4,581 457,917
Expeditors International of Washington, Inc. ....... 6,193 647,540
1,105,457
a
Auto Components  — 0.3%
Aptiv PLC
(a)
............................. 10,563 1,228,266
BorgWarner, Inc. ......................... 9,187 461,922
Lear Corp. ............................. 2,293 320,217
2,010,405
a
Automobiles  — 0.1%
Lucid Group, Inc.
(a)(b)
....................... 16,193 147,842
Rivian Automotive, Inc., Class A
(a)(b)
............. 12,548 242,176
390,018
a
Banks  — 2.0%
Citizens Financial Group, Inc. ................ 19,213 802,335
First Horizon Corp. ........................ 20,816 515,612
First Republic Bank ....................... 7,141 878,414
Huntington Bancshares, Inc. ................. 56,206 861,076
KeyCorp ............................... 36,104 660,342
PNC Financial Services Group, Inc. (The) ........ 15,697 2,478,870
Regions Financial Corp. .................... 36,243 845,187
SVB Financial Group
(a)
..................... 2,302 663,229
Truist Financial Corp. ...................... 51,637 2,424,357
U.S. Bancorp ........................... 54,868 2,618,850
Webster Financial Corp. .................... 6,821 362,332
13,110,604
a
Beverages  — 3.1%
Coca-Cola Co. (The) ...................... 159,891 9,515,113
Keurig Dr Pepper, Inc. ..................... 30,219 1,044,067
PepsiCo, Inc. ........................... 53,619 9,304,505
19,863,685
a
Biotechnology  — 3.0%
Alnylam Pharmaceuticals, Inc.
(a)
............... 4,788 916,663
Amgen, Inc. ............................ 20,763 4,809,957
Biogen, Inc.
(a)
........................... 5,604 1,512,295
BioMarin Pharmaceutical, Inc.
(a)(b)
.............. 7,223 719,339
Exact Sciences Corp.
(a)(b)
.................... 6,922 431,448
Horizon Therapeutics PLC
(a)
................. 8,379 917,417
Incyte Corp.
(a)
........................... 7,348 565,649
Moderna, Inc.
(a)
.......................... 12,709 1,764,136
Neurocrine Biosciences, Inc.
(a)
................ 3,725 384,047
Regeneron Pharmaceuticals, Inc.
(a)
............. 4,170 3,170,951
Seagen, Inc.
(a)(b)
.......................... 5,419 973,740
United Therapeutics Corp.
(a)
.................. 1,774 436,475
Vertex Pharmaceuticals, Inc.
(a)
................ 9,990 2,899,997
19,502,114
a
Building Products  — 0.9%
A O Smith Corp. ......................... 4,981 326,903
Allegion PLC ............................ 3,431 386,708
Carlisle Companies, Inc. .................... 2,020 521,604
Carrier Global Corp. ....................... 32,648 1,470,140
Fortune Brands Innovations, Inc. .............. 5,030 311,609
Security Shares Value
a
Building Products (continued)
Lennox International, Inc. ................... 1,236 $ 314,970
Masco Corp. ............................ 8,749 458,710
Owens Corning .......................... 3,637 355,662
Trane Technologies PLC .................... 8,987 1,662,325
5,808,631
a
Capital Markets  — 4.9%
Ameriprise Financial, Inc. ................... 4,142 1,420,168
Bank of New York Mellon Corp. (The) ........... 29,909 1,521,770
Carlyle Group, Inc. (The) .................... 7,661 263,538
Cboe Global Markets, Inc. ................... 4,116 519,316
Charles Schwab Corp. (The) ................. 56,474 4,400,454
CME Group, Inc., Class A ................... 14,008 2,596,523
Coinbase Global, Inc., Class A
(a)(b)
.............. 4,893 317,213
FactSet Research Systems, Inc. ............... 1,488 616,850
Franklin Resources, Inc. .................... 11,703 344,887
Intercontinental Exchange, Inc. ............... 21,738 2,212,928
Invesco Ltd. ............................ 13,344 235,655
LPL Financial Holdings, Inc. .................. 3,095 772,388
MarketAxess Holdings, Inc. .................. 1,455 496,810
Moody's Corp. ........................... 6,406 1,858,701
Morgan Stanley .......................... 49,333 4,760,635
Nasdaq, Inc. ............................ 13,416 752,101
Northern Trust Corp. ....................... 7,729 736,342
Raymond James Financial, Inc. ............... 7,535 817,246
S&P Global, Inc. ......................... 12,960 4,421,952
State Street Corp. ........................ 14,261 1,264,666
T Rowe Price Group, Inc. ................... 8,697 976,499
31,306,642
a
Chemicals  — 2.5%
Air Products and Chemicals, Inc. .............. 8,635 2,469,437
Albemarle Corp. ......................... 4,569 1,161,942
CF Industries Holdings, Inc. .................. 7,636 655,856
FMC Corp. ............................. 4,916 634,901
International Flavors & Fragrances, Inc. .......... 9,891 921,841
Linde PLC ............................. 19,223 6,696,717
PPG Industries, Inc. ....................... 9,116 1,203,859
Sherwin-Williams Co. (The) .................. 9,576 2,119,648
15,864,201
a
Commercial Services & Supplies  — 1.2%
Cintas Corp. ............................ 3,557 1,559,638
Copart, Inc.
(a)(b)
.......................... 16,693 1,176,189
Republic Services, Inc. ..................... 8,580 1,106,219
Rollins, Inc. ............................. 8,664 304,973
Waste Connections, Inc. .................... 10,025 1,342,548
Waste Management, Inc. .................... 15,975 2,392,416
7,881,983
a
Communications Equipment  — 1.5%
Arista Networks, Inc.
(a)
..................... 9,514 1,319,592
Cisco Systems, Inc. ....................... 159,884 7,741,583
F5, Inc.
(a)
.............................. 2,357 337,004
Juniper Networks, Inc. ..................... 12,648 389,305
9,787,484
a
Construction & Engineering  — 0.2%
AECOM ............................... 5,126 442,682
Quanta Services, Inc. ...................... 5,548 895,447
1,338,129
a

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2023
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Construction Materials  — 0.3%
Martin Marietta Materials, Inc. ................ 2,417 $ 869,806
Vulcan Materials Co. ...................... 5,156 932,772
1,802,578
a
Consumer Finance  — 1.3%
Ally Financial, Inc. ........................ 11,623 349,271
American Express Co. ..................... 24,728 4,302,425
Capital One Financial Corp. .................. 14,855 1,620,383
Discover Financial Services .................. 10,598 1,186,976
Synchrony Financial ....................... 17,535 626,175
8,085,230
a
Containers & Packaging  — 0.4%
Avery Dennison Corp. ...................... 3,152 574,263
Ball Corp. .............................. 12,194 685,425
International Paper Co. ..................... 13,150 478,528
Packaging Corp. of America ................. 3,601 492,329
Sealed Air Corp. ......................... 5,702 277,231
Westrock Co. ........................... 9,980 313,372
2,821,148
a
Distributors  — 0.3%
Genuine Parts Co. ........................ 5,487 970,431
LKQ Corp. ............................. 9,878 565,910
Pool Corp. ............................. 1,536 548,137
2,084,478
a
Diversified Telecommunication Services  — 1.0%
Liberty Global PLC, Class A
(a)
................ 6,356 130,234
Liberty Global PLC, Class C, NVS ............. 10,162 215,943
Verizon Communications, Inc. ................ 163,453 6,343,611
6,689,788
a
Electrical Equipment  — 0.9%
Eaton Corp. PLC ......................... 15,444 2,701,619
Generac Holdings, Inc.
(a)(b)
................... 2,490 298,825
Hubbell, Inc. ............................ 2,082 523,706
Plug Power, Inc.
(a)(b)
....................... 20,300 301,861
Rockwell Automation, Inc. ................... 4,477 1,320,402
Sensata Technologies Holding PLC ............ 5,982 302,569
5,448,982
a
Electronic Equipment, Instruments & Components  — 1.4%
Amphenol Corp., Class A ................... 23,161 1,795,441
Arrow Electronics, Inc.
(a)
.................... 2,394 282,468
CDW Corp. ............................. 5,273 1,067,361
Cognex Corp. ........................... 6,781 321,555
Corning, Inc. ............................ 31,155 1,057,712
Keysight Technologies, Inc.
(a)
................. 6,958 1,113,002
TE Connectivity Ltd. ....................... 12,346 1,571,893
Teledyne Technologies, Inc.
(a)
................. 1,819 782,297
Trimble, Inc.
(a)
........................... 9,607 500,140
Zebra Technologies Corp., Class A
(a)
............ 2,009 603,202
9,095,071
a
Entertainment  — 0.4%
Electronic Arts, Inc. ....................... 10,786 1,196,599
Warner Bros Discovery, Inc., Series A
(a)
.......... 89,574 1,399,146
2,595,745
a
Equity Real Estate Investment Trusts (REITs)  — 4.7%
Alexandria Real Estate Equities, Inc. ............ 6,067 908,715
American Tower Corp. ..................... 18,121 3,588,139
AvalonBay Communities, Inc. ................ 5,425 935,921
Boston Properties, Inc. ..................... 5,819 381,028
Camden Property Trust ..................... 3,926 450,548
Crown Castle, Inc. ........................ 16,854 2,203,660
Security Shares Value
a
Equity Real Estate Investment Trusts (REITs) (continued)
Digital Realty Trust, Inc. .................... 11,192 $ 1,166,542
Equinix, Inc. ............................ 3,602 2,479,149
Equity Residential ........................ 13,973 873,592
Healthpeak Properties, Inc. .................. 21,075 507,065
Host Hotels & Resorts, Inc. .................. 27,927 469,174
Iron Mountain, Inc. ........................ 11,250 593,437
Kimco Realty Corp. ....................... 24,160 497,938
Medical Properties Trust, Inc. ................. 23,236 239,331
Prologis, Inc. ............................ 35,925 4,433,145
Public Storage ........................... 6,152 1,839,140
Realty Income Corp. ....................... 24,408 1,560,892
Regency Centers Corp. .................... 5,961 374,947
SBA Communications Corp., Class A ............ 4,211 1,092,123
Simon Property Group, Inc. .................. 12,724 1,553,473
Ventas, Inc. ............................ 15,602 759,037
VICI Properties, Inc. ....................... 37,362 1,252,748
Welltower, Inc. ........................... 18,390 1,363,067
WP Carey, Inc. .......................... 8,096 657,071
30,179,882
a
Food Products  — 1 .1%
Campbell Soup Co. ....................... 8,138 427,408
Conagra Brands, Inc. ...................... 18,766 683,270
Darling Ingredients, Inc.
(a)
................... 6,222 393,666
General Mills, Inc. ........................ 23,109 1,837,396
Hormel Foods Corp. ....................... 11,705 519,468
J M Smucker Co. (The) ..................... 4,132 611,081
Kraft Heinz Co. (The) ...................... 28,523 1,110,686
Lamb Weston Holdings, Inc. ................. 5,580 561,571
McCormick & Co., Inc., NVS ................. 9,709 721,573
6,866,119
a
Health Care Equipment & Supplies  — 2.6%
Align Technology, Inc.
(a)
..................... 2,878 890,741
Baxter International, Inc. .................... 19,540 780,623
Cooper Companies, Inc. (The) ................ 1,908 623,859
Dentsply Sirona, Inc ....................... 8,416 320,397
Dexcom, Inc.
(a)
.......................... 15,033 1,668,813
Edwards Lifesciences Corp.
(a)
................ 24,046 1,934,260
GE HealthCare Technologies, Inc.
(a)
............ 14,158 1,076,008
Hologic, Inc.
(a)
........................... 9,568 761,996
IDEXX Laboratories, Inc.
(a)
................... 3,229 1,528,092
Insulet Corp.
(a)
........................... 2,713 749,765
Novocure Ltd.
(a)(b)
......................... 3,674 282,788
ResMed, Inc. ........................... 5,712 1,216,656
STERIS PLC ............................ 3,880 729,556
Stryker Corp. ........................... 13,255 3,484,474
Teleflex, Inc. ............................ 1,811 431,435
16,479,463
a
Health Care Providers & Services  — 2.0%
Centene Corp.
(a)
......................... 22,038 1,507,399
DaVita, Inc.
(a)(b)
.......................... 2,124 174,720
Elevance Health, Inc. ...................... 9,295 4,365,583
HCA Healthcare, Inc. ...................... 8,252 2,008,949
Henry Schein, Inc.
(a)
....................... 5,280 413,477
Humana, Inc. ........................... 4,930 2,440,449
Laboratory Corp. of America Holdings ........... 3,448 825,313
Molina Healthcare, Inc.
(a)
.................... 2,278 627,202
Quest Diagnostics, Inc. ..................... 4,432 613,211
12,976,303
a
Health Care Technology  — 0.1%
Veeva Systems, Inc., Class A
(a)
............... 5,474 906,823
a

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)
8
2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Hotels, Restaurants & Leisure  — 1.3%
Aramark ............................... 9,063 $ 333,519
Booking Holdings, Inc.
(a)
.................... 1,510 3,811,240
Darden Restaurants, Inc. ................... 4,763 681,061
Domino's Pizza, Inc. ....................... 1,397 410,732
Hilton Worldwide Holdings, Inc. ............... 10,526 1,521,112
Vail Resorts, Inc. ......................... 1,561 364,478
Yum! Brands, Inc. ........................ 10,963 1,394,055
8,516,197
a
Household Durables  — 0.5%
DR Horton, Inc. .......................... 12,731 1,177,363
Garmin Ltd. ............................. 5,964 585,247
Newell Brands, Inc. ....................... 15,357 225,595
NVR, Inc.
(a)
............................. 118 610,487
PulteGroup, Inc. ......................... 8,981 490,991
Whirlpool Corp. .......................... 2,114 291,690
3,381,373
a
Household Products  — 0.8%
Church & Dwight Co., Inc. ................... 9,491 795,156
Clorox Co. (The) ......................... 4,808 747,355
Colgate-Palmolive Co. ..................... 30,897 2,264,750
Kimberly-Clark Corp. ...................... 13,096 1,637,655
5,444,916
a
Insurance  — 3.8%
Aflac, Inc. .............................. 22,989 1,566,700
Allstate Corp. (The) ....................... 10,322 1,329,267
American International Group, Inc. ............. 28,916 1,767,057
Arch Capital Group Ltd.
(a)
................... 14,409 1,008,630
Arthur J Gallagher & Co. .................... 8,206 1,537,394
Assurant, Inc. ........................... 2,007 255,672
Brown & Brown, Inc. ....................... 9,313 522,180
Chubb Ltd. ............................. 16,153 3,408,606
Everest Re Group Ltd. ..................... 1,529 587,090
Hartford Financial Services Group, Inc. (The) ...... 12,380 969,106
Marsh & McLennan Companies, Inc. ............ 19,304 3,129,951
Principal Financial Group, Inc. ................ 9,523 852,880
Progressive Corp. (The) .................... 22,770 3,267,950
Prudential Financial, Inc. .................... 14,323 1,432,300
Travelers Companies, Inc. (The) ............... 9,121 1,688,480
Willis Towers Watson PLC ................... 4,213 987,359
24,310,622
a
Interactive Media & Services  — 0.1%
Snap, Inc., Class A, NVS
(a)
.................. 42,308 429,426
ZoomInfo Technologies, Inc.
(a)
................ 10,239 247,477
676,903
a
Internet & Direct Marketing Retail  — 0.7%
DoorDash, Inc., Class A
(a)
................... 9,143 499,756
eBay, Inc. .............................. 21,120 969,408
Etsy, Inc.
(a)
............................. 4,907 595,759
MercadoLibre, Inc.
(a)
....................... 1,758 2,144,760
4,209,683
a
IT Services  — 7.7%
Akamai Technologies, Inc.
(a)
.................. 6,165 447,579
Automatic Data Processing, Inc. ............... 16,146 3,549,214
Block, Inc., Class A
(a)
...................... 20,916 1,604,885
Broadridge Financial Solutions, Inc. ............ 4,544 639,704
Cognizant Technology Solutions Corp., Class A ..... 20,085 1,257,924
EPAM Systems, Inc.
(a)
...................... 2,246 690,982
Fidelity National Information Services, Inc. ........ 23,094 1,463,467
Fiserv, Inc.
(a)(b)
........................... 23,479 2,702,198
Gartner, Inc.
(a)
........................... 3,069 1,006,049
Security Shares Value
a
IT Services (continued)
Global Payments, Inc. ..................... 10,524 $ 1,180,793
GoDaddy, Inc., Class A
(a)
.................... 6,065 459,181
Jack Henry & Associates, Inc. ................ 2,848 467,755
Mastercard, Inc., Class A .................... 33,409 11,869,884
MongoDB, Inc., Class A
(a)
................... 2,654 556,066
Okta, Inc., Class A
(a)
....................... 5,884 419,470
Paychex, Inc. ........................... 12,626 1,393,910
PayPal Holdings, Inc.
(a)
..................... 42,150 3,102,240
Snowflake, Inc., Class A
(a)(b)
.................. 8,718 1,345,885
Toast, Inc., Class A
(a)
...................... 9,762 184,697
Twilio, Inc., Class A
(a)
...................... 6,718 451,517
VeriSign, Inc.
(a)
.......................... 3,744 736,931
Visa, Inc., Class A ........................ 63,367 13,936,938
49,467,269
a
Leisure Products  — 0.0%
Hasbro, Inc. ............................ 5,075 279,176
a
Life Sciences Tools & Services  — 2.6%
Agilent Technologies, Inc. ................... 11,483 1,630,241
Avantor, Inc.
(a)
........................... 26,148 637,227
Bio-Techne Corp. ......................... 6,120 444,557
Charles River Laboratories International, Inc.
(a)
..... 1,973 432,758
Danaher Corp. .......................... 26,915 6,662,270
Illumina, Inc.
(a)
........................... 6,102 1,215,518
IQVIA Holdings, Inc.
(a)
...................... 7,235 1,508,280
Mettler-Toledo International, Inc.
(a)
............. 868 1,244,460
PerkinElmer, Inc. ......................... 4,929 614,006
Repligen Corp.
(a)
......................... 2,045 356,587
Waters Corp.
(a)
.......................... 2,323 722,197
West Pharmaceutical Services, Inc. ............ 2,887 915,266
16,383,367
a
Machinery  — 4.0%
Caterpillar, Inc. .......................... 20,254 4,851,846
Cummins, Inc. ........................... 5,497 1,336,211
Deere & Co. ............................ 11,159 4,678,299
Dover Corp. ............................ 5,462 818,754
Fortive Corp. ............................ 13,110 873,913
Graco, Inc. ............................. 6,559 456,113
IDEX Corp. ............................. 2,927 658,516
Illinois Tool Works, Inc. ..................... 11,955 2,787,428
Ingersoll Rand, Inc. ....................... 15,759 915,125
Nordson Corp. ........................... 1,994 437,962
Otis Worldwide Corp. ...................... 16,213 1,371,944
PACCAR, Inc. ........................... 20,321 1,467,176
Parker-Hannifin Corp. ...................... 5,002 1,759,954
Pentair PLC ............................ 6,434 359,918
Snap-on, Inc. ........................... 2,056 511,286
Stanley Black & Decker, Inc. ................. 5,733 490,802
Toro Co. (The) ........................... 4,048 447,061
Westinghouse Air Brake Technologies Corp. ....... 6,703 699,324
Xylem, Inc. ............................. 6,986 717,113
25,638,745
a
Media  — 1.3%
Comcast Corp., Class A .................... 167,896 6,240,695
Fox Corp., Class A, NVS .................... 11,889 416,353
Fox Corp., Class B ........................ 5,647 182,116
Interpublic Group of Companies, Inc. (The) ....... 15,169 539,106
Omnicom Group, Inc. ...................... 7,946 719,669
Sirius XM Holdings, Inc.
(b)
................... 30,775 135,102
8,233,041
a

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2023
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Metals & Mining  — 0.5%
Cleveland-Cliffs, Inc.
(a)
..................... 20,066 $ 428,008
Newmont Corp. .......................... 30,929 1,348,814
Reliance Steel & Aluminum Co. ............... 2,284 566,066
Steel Dynamics, Inc. ....................... 6,833 861,710
3,204,598
a
Mortgage Real Estate Investment Trusts (REITs)  — 0.1%
Annaly Capital Management, Inc. .............. 18,156 375,466
a
Multiline Retail  — 1.0%
Dollar General Corp. ...................... 8,777 1,898,465
Dollar Tree, Inc.
(a)
......................... 8,608 1,250,570
Target Corp. ............................ 17,920 3,019,520
6,168,555
a
Personal Products  — 0.3%
Estee Lauder Companies, Inc. (The), Class A ...... 9,001 2,187,693
a
Pharmaceuticals  — 2.2%
Catalent, Inc.
(a)
.......................... 6,660 454,345
Elanco Animal Health, Inc.
(a)
.................. 16,675 191,262
Eli Lilly & Co. ........................... 31,433 9,782,579
Jazz Pharmaceuticals PLC
(a)
................. 2,420 339,768
Zoetis, Inc., Class A ....................... 18,139 3,029,213
13,797,167
a
Professional Services  — 0.4%
Booz Allen Hamilton Holding Corp., Class A ....... 5,108 483,881
Clarivate PLC
(a)
.......................... 11,831 119,848
Robert Half International, Inc. ................. 4,239 341,748
TransUnion ............................. 7,505 491,052
Verisk Analytics, Inc. ....................... 6,088 1,041,718
2,478,247
a
Real Estate Management & Development  — 0.2%
CBRE Group, Inc., Class A
(a)
................. 12,296 1,046,881
a
Road & Rail  — 0.4%
JB Hunt Transport Services, Inc. .............. 3,222 582,505
Knight-Swift Transportation Holdings, Inc., Class A .. 5,921 336,550
Old Dominion Freight Line, Inc. ............... 3,655 1,239,995
U-Haul Holding Co., Series N, NVS
(a)
........... 3,447 191,757
2,350,807
a
Semiconductors & Semiconductor Equipment  — 11.5%
Advanced Micro Devices, Inc.
(a)
............... 62,777 4,933,017
Analog Devices, Inc. ....................... 19,821 3,636,559
Applied Materials, Inc. ..................... 33,482 3,888,934
Broadcom, Inc. .......................... 16,230 9,645,327
Enphase Energy, Inc.
(a)
..................... 5,295 1,114,756
Entegris, Inc. ............................ 5,806 494,845
First Solar, Inc.
(a)
......................... 3,721 629,370
KLA Corp. .............................. 5,518 2,093,419
Lam Research Corp. ...................... 5,311 2,581,199
Marvell Technology, Inc. .................... 33,197 1,498,845
Microchip Technology, Inc. ................... 21,439 1,737,202
Micron Technology, Inc. ..................... 42,312 2,446,480
NVIDIA Corp. ........................... 95,741 22,227,231
NXP Semiconductors NV ................... 10,085 1,799,971
ON Semiconductor Corp.
(a)
.................. 16,806 1,300,952
Qorvo, Inc.
(a)
............................ 4,003 403,863
QUALCOMM, Inc. ........................ 43,593 5,385,043
Skyworks Solutions, Inc. .................... 6,225 694,523
SolarEdge Technologies, Inc.
(a)(b)
.............. 2,157 685,753
Texas Instruments, Inc. ..................... 35,322 6,055,957
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Wolfspeed, Inc.
(a)
......................... 4,818 $ 356,436
73,609,682
a
Software  — 17.7%
Adobe, Inc.
(a)
............................ 18,093 5,861,227
ANSYS, Inc.
(a)
........................... 3,398 1,031,667
Aspen Technology, Inc.
(a)
.................... 1,125 238,511
Autodesk, Inc.
(a)
.......................... 8,428 1,674,559
Bentley Systems, Inc., Class B ................ 7,471 302,277
BILL Holdings, Inc.
(a)(b)
...................... 3,663 310,000
Black Knight, Inc.
(a)
........................ 6,083 362,547
Cadence Design Systems, Inc.
(a)
.............. 10,676 2,059,827
Ceridian HCM Holding, Inc.
(a)
................. 5,360 390,905
Crowdstrike Holdings, Inc., Class A
(a)
............ 7,943 958,641
Datadog, Inc., Class A
(a)(b)
................... 9,672 740,101
DocuSign, Inc.
(a)
......................... 7,796 478,285
Dropbox, Inc., Class A
(a)
.................... 10,679 217,852
Dynatrace, Inc.
(a)
......................... 8,364 355,721
Fair Isaac Corp.
(a)
......................... 980 663,842
Fortinet, Inc.
(a)
........................... 25,844 1,536,167
Gen Digital, Inc. .......................... 23,127 451,208
HubSpot, Inc.
(a)
.......................... 1,796 694,801
Intuit, Inc. .............................. 10,395 4,232,636
Microsoft Corp. .......................... 275,615 68,743,893
Palo Alto Networks, Inc.
(a)
................... 11,767 2,216,550
Paycom Software, Inc.
(a)
.................... 1,979 572,050
Paylocity Holding Corp.
(a)
................... 1,608 309,717
PTC, Inc.
(a)
............................. 4,342 544,183
Roper Technologies, Inc. .................... 4,127 1,775,435
Salesforce, Inc.
(a)
......................... 38,919 6,367,538
ServiceNow, Inc.
(a)
........................ 7,877 3,404,203
Splunk, Inc.
(a)
........................... 6,291 644,827
Synopsys, Inc.
(a)
......................... 5,951 2,164,736
Tyler Technologies, Inc.
(a)
................... 1,619 520,104
Unity Software, Inc.
(a)(b)
..................... 9,676 294,537
VMware, Inc., Class A
(a)
.................... 8,260 909,674
Workday, Inc., Class A
(a)
.................... 7,818 1,450,004
Zscaler, Inc.
(a)
........................... 3,368 441,713
112,919,938
a
Specialty Retail  — 4.2%
Advance Auto Parts, Inc. .................... 2,328 337,467
AutoZone, Inc.
(a)
......................... 739 1,837,553
Best Buy Co., Inc. ........................ 7,838 651,416
CarMax, Inc.
(a)(b)
.......................... 6,165 425,632
Home Depot, Inc. (The) .................... 39,666 11,762,556
Lowe's Companies, Inc. .................... 23,534 4,842,120
Ross Stores, Inc. ......................... 13,507 1,493,064
TJX Companies, Inc. (The) .................. 45,187 3,461,324
Tractor Supply Co. ........................ 4,306 1,004,418
Ulta Beauty, Inc.
(a)
........................ 1,988 1,031,374
26,846,924
a
Technology Hardware, Storage & Peripherals  — 0.6%
Dell Technologies, Inc., Class C ............... 10,085 409,854
Hewlett Packard Enterprise Co. ............... 50,405 786,822
HP, Inc. ............................... 39,150 1,155,708
NetApp, Inc. ............................ 8,523 550,160
Seagate Technology Holdings PLC ............. 7,693 496,660
Western Digital Corp.
(a)
..................... 12,256 471,611
3,870,815
a

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)
10
2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Textiles, Apparel & Luxury Goods  — 0.3%
Lululemon Athletica, Inc.
(a)
................... 4,510 $ 1,394,492
VF Corp. .............................. 12,889 319,905
1,714,397
a
Trading Companies & Distributors  — 0.6%
Ferguson PLC ........................... 8,080 1,164,328
United Rentals, Inc. ....................... 2,697 1,263,626
WW Grainger, Inc. ........................ 1,775 1,186,463
3,614,417
a
Water Utilities  — 0.2%
American Water Works Co., Inc. ............... 7,053 990,100
a
Total Long-Term Investments — 99.7%
(Cost: $695,639,783) ................................ 637,510,149
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1.7%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.81%
(c)(d)(e)
...................... 9,856,884 $ 9,862,798
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.41%
(c)(d)
............................ 911,917 911,917
a
Total Short-Term Securities — 1.7%
(Cost: $10,771,837) ................................. 10,774,715
Total Investments — 101.4%
(Cost: $706,411,620) ................................ 648,284,864
Liabilities in Excess of Other Assets — (1.4)% ............... (9,059,463)
Net Assets — 100.0% ................................. $ 639,225,401
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/23
  Shares Held
at 02/28/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 9,393,974 $ 469,312
(a)
$ — $ (346) $ (142) $ 9,862,798 9,856,884 $ 33,981
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 746,046 165,871
(a)
— — — 911,917 911,917 16,091 —
$ (346) $ (142)
$ 10,774,715
$ 50,072 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ...................................................... 2 03/17/23 $ 276 $ (13,524)
S&P 500 E-Mini Index .................................................................. 7 03/17/23 1,391 (13,276)
$ (26,800)

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2023
11
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
For the period ended February 28, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 26,800 $ — $ — $ — $ 26,800
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (9,386) $ — $ — $ — $ (9,386)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ 12,849 $ — $ — $ — $ 12,849
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,412,069
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 637,510,149  $ —  $ —  $ 637,510,149
Short-Term Securities
Money Market Funds ...................................... 10,774,715  —  —  10,774,715
$ 648,284,864  $ —  $ —  $ 648,284,864
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (26,800) $ —  $ —  $ (26,800)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

12
2023
iShares Semi-Annual Report to Shareholders
Statement of Assets and Liabilities
(unaudited)
February 28, 2023
See notes to financial statements.
iShares
ESG Advanced
MSCI USA ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 637,510,149
Investments, at value — affiliated
(c)
....................................................................................... 10,774,715
Cash ........................................................................................................... 9,663
Cash pledged:
Futures contracts ................................................................................................. 84,000
Receivables:
Investments sold ................................................................................................. 12,431,409
Securities lending income — affiliated ................................................................................... 4,495
Dividends — unaffiliated ............................................................................................ 691,448
Dividends — affiliated .............................................................................................. 3,084
Interest — unaffiliated .............................................................................................. 55
Total assets ......................................................................................................
661,509,018
LIABILITIES
Collateral on securities loaned .......................................................................................... 9,860,975
Payables:
Investments purchased ............................................................................................. 12,368,609
Investment advisory fees ............................................................................................ 50,025
Variation margin on futures contracts .................................................................................... 4,008
Total liabilities .....................................................................................................
22,283,617
NET ASSETS .....................................................................................................
$ 639,225,401
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 719,861,803
Accumulated loss .................................................................................................. (80,636,402)
NET ASSETS .....................................................................................................
$ 639,225,401
NET ASSET VALUE
Shares outstanding ................................................................................................. 19,900,000
Net asset value .................................................................................................... $ 32.12
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 9,706,928
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 695,639,783
(c)
Investments, at cost — affiliated ....................................................................................... $ 10,771,837

13
Financial Statements
Statement of Operations
(unaudited)
Six Months Ended February 28, 2023
See notes to financial statements.
iShares
ESG Advanced
MSCI USA ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 4,607,134
Dividends — affiliated .............................................................................................. 16,091
Interest — unaffiliated .............................................................................................. 757
Securities lending income — affiliated — net ............................................................................... 33,981
Foreign taxes withheld ............................................................................................. (3,283)
Total investment income ..............................................................................................
4,654,680
EXPENSES
Investment advisory ............................................................................................... 301,796
Total expenses .................................................................................................... 301,796
Net investment income ...............................................................................................
4,352,884
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... (5,618,967)
Investments — affiliated ........................................................................................... (346)
Futures contracts ............................................................................................... (9,386)
In-kind redemptions — unaffiliated
(a)
................................................................................... 2,900,113
(2,728,586)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... 28,878,267
Investments — affiliated ........................................................................................... (142)
Futures contracts ............................................................................................... 12,849
28,890,974
Net realized and unrealized gain ........................................................................................
26,162,388
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 30,515,272
(a)
See Note 2 of the Notes to Financial Statements.

14
2023
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
See notes to financial statements.
iShares
ESG Advanced MSCI USA ETF
Six Months
Ended
02/28/23
(unaudited)
Year Ended
08/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 4,352,884  $ 6,996,390
Net realized loss ................................................................................ (2,728,586) (3,147,196)
Net change in unrealized appreciation (depreciation) ........................................................ 28,890,974  (128,331,485)
Net increase (decrease) in net assets resulting from operations ...................................................
30,515,272  (124,482,291)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(4,870,258) (6,071,436)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................
24,397,963  300,630,783
NET ASSETS
Total increase in net assets ........................................................................... 50,042,977  170,077,056
Beginning of period ................................................................................
589,182,424  419,105,368
End of period ....................................................................................
$ 639,225,401  $ 589,182,424
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

15
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Advanced MSCI USA ETF
Six Months
Ended
02/28/23
(unaudited)
Year Ended
08/31/22
Year Ended
08/31/21
Period From
06/16/20
(a)
to 08/31/20
Net asset value, beginning of period ......................................
$ 30.93  $ 38.10  $ 29.04  $ 25.43
Net investment income
(b)
.............................................. 0.22  0.42  0.38  0.06
Net realized and unrealized gain (loss)
(c)
....................................
1.22  (7.20) 8.99  3.55
Net increase (decrease) from investment operations .............................
1.44  (6.78) 9.37  3.61
Distributions
(d)
– – – –
From net investment income ........................................... (0.25) (0.39) (0.30) —
From net realized gains ............................................... —  —  (0.01) —
Total distributions ....................................................
(0.25) (0.39) (0.31) —
Net asset value, end of period ...........................................
$ 32.12  $ 30.93  $ 38.10  $ 29.04
Total Return
(e)
– – – –
Based on net asset value ...............................................
4.73%
(f)
(17.95)% 32.53% 14.20%
(f)
Ratios to Average Net Assets
(g)
– – – –
Total expenses ......................................................
0.10%
(h)
0.10% 0.10% 0.10%
(h)
Net investment income .................................................
1.44%
(h)
1.23% 1.09% 1.16%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................
$ 639,225  $ 589,182  $ 419,105  $ 5,808
Portfolio turnover rate
(i)
.................................................
6% 24% 29% 4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)
16
2023
iShares Semi-Annual Report to Shareholders
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S.
GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
iShares ETF
Diversification
Classification
ESG Advanced MSCI USA .............................................................................................. Non-diversified

Notes to Financial Statements
(unaudited) ( continued)
17
Notes to Financial Statements
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
18
2023
iShares Semi-Annual Report to Shareholders
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii)
brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
ESG Advanced MSCI USA
Barclays Bank PLC ........................................... $ 5,740  $ (5,688) $ —  $ 52
Barclays Capital, Inc. ......................................... 5,540  (5,507) —  33
Citigroup Global Markets, Inc. .................................... 1,349,278  (1,349,278) —  —
HSBC Bank PLC ............................................ 27,505  (27,505) —  —
J.P. Morgan Securities LLC ..................................... 2,850,071  (2,850,071) —  —
Jefferies LLC ............................................... 121,762  (121,762) —  —
Morgan Stanley ............................................. 1,713,016  (1,698,865) —  14,151
RBC Capital Markets LLC ...................................... 573,611  (573,611) —  —
State Street Bank & Trust Co. .................................... 489,983  (489,983) —  —
Toronto-Dominion Bank ........................................ 714,143  (714,143) —  —
UBS AG .................................................. 1,575,227  (1,575,227) —  —
UBS Securities LLC .......................................... 281,052  (279,812) —  1,240
$ 9,706,928  $ (9,691,452)
$ —
$ 15,476
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of February 28, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
ESG Advanced MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%

Notes to Financial Statements
(unaudited) ( continued)
19
Notes to Financial Statements
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.  The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than
70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended
February 28, 2023, the Fund paid BTC $9,909 for securities lending agent services.
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended February 28, 2023, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 28, 2023, in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
ESG Advanced MSCI USA ......................................................... $ 13,306,134  $ 15,186,263  $ (1,352,061)
iShares ETF Purchases Sales
ESG Advanced MSCI USA ........................................................................... $ 35,117,447  $ 35,852,119
iShares ETF In-kind Purchases In-kind Sales
ESG Advanced MSCI USA ........................................................................... $ 44,346,127  $ 20,031,549

Notes to Financial Statements
(unaudited) (continued)
20
2023
iShares Semi-Annual Report to Shareholders
As of August 31, 2022, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The
Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
iShares ETF Amounts
ESG Advanced MSCI USA .............................................................................................
$ 19,923,087
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Advanced MSCI USA ....................................... $ 707,496,935  $ 31,782,256  $ (91,021,127) $ (59,238,871)

Notes to Financial Statements
(unaudited) ( continued)
21
Notes to Financial Statements
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD
LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31,
2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30,
2023. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
02/28/23
Year Ended
08/31/22
iShares ETF Shares Amount Shares Amount
ESG Advanced MSCI USA
Shares sold ............................................... 1,500,000  $ 44,537,644  11,500,000  $ 415,134,537
Shares redeemed ........................................... (650,000) (20,139,681) (3,450,000) (114,503,754)
850,000  $ 24,397,963  8,050,000  $ 300,630,783

Statement Regarding Liquidity Risk Management Program
(unaudited)
22
2023
iShares Semi-Annual Report to Shareholders
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Advanced MSCI USA ETF (the “Fund” or “ETF”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”).  The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Fund does not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the ETF’s reasonably anticipated trading size (“RATS”).
The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of the ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

General Information
23
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT are available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
24
2023
iShares Semi-Annual Report to Shareholders
Portfolio Abbreviation
NVS Non-Voting Shares

iS-SAR-824-0223
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

Not applicable to this semi-annual report.

Item 3.      Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.      Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.      Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

      (a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	April 20, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	April 20, 2023